UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.57%
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.74%
1,060	*	Autozone, Inc	$172,377

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	172,377

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.76%
22,572		Lowe’s Cos, Inc	411,939

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	411,939

BUSINESS SERVICES - 19.42%
6,727	*	Activision Blizzard, Inc	70,364
18,595	*	Adobe Systems, Inc	397,747
4,802	*	Akamai Technologies, Inc	93,159
2,466	*	Amdocs Ltd	45,670
31,258	*	eBay, Inc	392,600
1,940	*	Google, Inc (Class A)	675,237
17,020	*	Intuit, Inc	459,540
32,792		Microsoft Corp	602,389
6,494		Moody’s Corp	148,842
24,923		Omnicom Group, Inc	583,198
19,722	*	Oracle Corp	356,377
9,053		Visa, Inc (Class A)	503,347
17,361	*	Yahoo!, Inc	222,394

		TOTAL BUSINESS SERVICES	4,550,864

CHEMICALS AND ALLIED PRODUCTS - 18.04%
10,908		Abbott Laboratories	520,312
3,055		Air Products & Chemicals, Inc	171,844
14,603		Avon Products, Inc	280,816
4,496	*	Celgene Corp	199,622
15,844	*	Gilead Sciences, Inc	733,894
2,867	*	Invitrogen Corp	93,120
9,467		Monsanto Co	786,707
2,541		Praxair, Inc	170,984
14,800		Schering-Plough Corp	348,540
16,798		Teva Pharmaceutical Industries Ltd (ADR)	756,750
3,759		Wyeth	161,787

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,224,376

COMMUNICATIONS - 4.65%
7,729	*	American Tower Corp (Class A)	235,193
13,483		AT&T, Inc	339,772
22,512	*	DIRECTV Group, Inc	513,049

		TOTAL COMMUNICATIONS	1,088,014

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 2.20%
3,964		Hudson City Bancorp, Inc	$46,339
37,267		Western Union Co	468,446

		TOTAL DEPOSITORY INSTITUTIONS	514,785

EATING AND DRINKING PLACES - 1.54%
6,609		McDonald’s Corp	360,653

		TOTAL EATING AND DRINKING PLACES	360,653

EDUCATIONAL SERVICES - 3.46%
9,904	*	Apollo Group, Inc (Class A)	775,780
290	*	ITT Educational Services, Inc	35,212

		TOTAL EDUCATIONAL SERVICES	810,992

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.08%
4,570	*	Apple Computer, Inc	480,398
1,385	*	Broadcom Corp (Class A)	27,672
41,707	*	Cisco Systems, Inc	699,426
3,034	*	First Solar, Inc	402,612
39,208		Intel Corp	590,080
8,473	*	Marvell Technology Group Ltd	77,613
19,167		Qualcomm, Inc	745,789
4,482		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	40,114

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,063,704

ENGINEERING AND MANAGEMENT SERVICES - 1.44%
373	*	Baidu, Inc (ADR)	65,872
7,003	*	Jacobs Engineering Group, Inc	270,736

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	336,608

FOOD AND KINDRED PRODUCTS - 4.75%
9,034		Coca-Cola Co	397,044
14,321		General Mills, Inc	714,332

		TOTAL FOOD AND KINDRED PRODUCTS	1,111,376

FURNITURE AND HOME FURNISHINGS STORES - 2.90%
15,012	*	Bed Bath & Beyond, Inc	371,547
8,082		Best Buy Co, Inc	306,793

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	678,340

GENERAL BUILDING CONTRACTORS - 0.61%
333	*	NVR, Inc	142,441

		TOTAL GENERAL BUILDING CONTRACTORS	142,441

GENERAL MERCHANDISE STORES - 1.45%
7,311		Costco Wholesale Corp	338,646

		TOTAL GENERAL MERCHANDISE STORES	338,646

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.93%
21,389		Hewlett-Packard Co	685,731
352	*,m	Seagate Technology	0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	685,731

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 5.07%
2,536	*	Alcon, Inc	$230,548
1,376		Allergan, Inc	65,718
5,767		Baxter International, Inc	295,385
10,764	*	Flir Systems, Inc	220,447
5,100	*	Hologic, Inc	66,759
2,130		Rockwell Collins, Inc	69,523
5,602		Roper Industries, Inc	237,805

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,186,185

INSURANCE CARRIERS - 0.93%
4,194		Aflac, Inc	81,196
7,241		Prudential Financial, Inc	137,724

		TOTAL INSURANCE CARRIERS	218,920

LEATHER AND LEATHER PRODUCTS - 1.05%
14,783	*	Coach, Inc	246,876

		TOTAL LEATHER AND LEATHER PRODUCTS	246,876

METAL MINING - 0.20%
1,421		Barrick Gold Corp	46,069

		TOTAL METAL MINING	46,069

MISCELLANEOUS RETAIL - 3.05%
2,650	*	Amazon.com, Inc	194,616
18,865		CVS Corp	518,599

		TOTAL MISCELLANEOUS RETAIL	713,215

OIL AND GAS EXTRACTION - 4.81%
5,204		Occidental Petroleum Corp	289,603
15,378		Schlumberger Ltd	624,654
6,962		XTO Energy, Inc	213,176

		TOTAL OIL AND GAS EXTRACTION	1,127,433

PETROLEUM AND COAL PRODUCTS - 0.18%
1,913		Suncor Energy, Inc	42,488

		TOTAL PETROLEUM AND COAL PRODUCTS	42,488

PRINTING AND PUBLISHING - 1.07%
3,263		Dun & Bradstreet Corp	251,251

		TOTAL PRINTING AND PUBLISHING	251,251

SECURITY AND COMMODITY BROKERS - 3.11%
8,457		Ameriprise Financial, Inc	173,284
387		CME Group, Inc	95,353
4,333		Goldman Sachs Group, Inc	459,385

		TOTAL SECURITY AND COMMODITY BROKERS	728,022

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES	COMPANY	VALUE

TOBACCO PRODUCTS - 0.28%
1,071	Lorillard, Inc	$66,124

	TOTAL TOBACCO PRODUCTS	66,124

TRANSPORTATION EQUIPMENT - 0.85%
2,876	Lockheed Martin Corp	198,530

	TOTAL TRANSPORTATION EQUIPMENT	198,530

	TOTAL COMMON STOCKS
	(Cost $27,592,837)	23,315,959

	TOTAL PORTFOLIO - 99.57%
	(Cost $27,592,837)	23,315,959
	OTHER ASSETS AND LIABILITIES, NET - 0.43%	101,626

	NET ASSETS - 100.00%	$23,417,585

*	Non-income producing
m	Indicates a security that has been deemed illiquid.

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

At March 31, 2009, the net unrealized depreciation on investment was $4,276,878, consisting of gross unrealized appreciation of $620,266 and gross unrealized depreciation of $4,897,144.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.65%
AMUSEMENT AND RECREATION SERVICES - 0.71%
624		Nintendo Co Ltd	$179,349
22,360	*	Pinnacle Entertainment, Inc	157,414

		TOTAL AMUSEMENT AND RECREATION SERVICES	336,763

APPAREL AND ACCESSORY STORES - 0.38%
4,910	*	Children’s Place Retail Stores, Inc	107,480
4,503	*	Urban Outfitters, Inc	73,714

		TOTAL APPAREL AND ACCESSORY STORES	181,194

APPAREL AND OTHER TEXTILE PRODUCTS - 1.06%
8,342		Guess ?, Inc	175,849
42,153	*	Quiksilver, Inc	53,956
4,776		VF Corp	272,758

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	502,563

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.71%
14,184		Home Depot, Inc	334,175

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	334,175

BUSINESS SERVICES - 7.78%
8,720	*	Akamai Technologies, Inc	169,168
6,208	*	Autonomy Corp plc	116,244
8,378	*	Electronic Arts, Inc	152,396
1,021	*	Google, Inc (Class A)	355,368
7,299	*	Informatica Corp	96,785
38,081	*	Interpublic Group of Cos, Inc	156,894
42,193		Microsoft Corp	775,084
7,250		Moody’s Corp	166,170
1,641	*	NetFlix, Inc	70,432
28,561	*	Oracle Corp	516,096
11,336	*	Sun Microsystems, Inc	82,980
20,306	*	Symantec Corp	303,372
32,705	*	THQ, Inc	99,423
4,855		Visa, Inc (Class A)	269,938
27,586	*	Yahoo!, Inc	353,377

		TOTAL BUSINESS SERVICES	3,683,727

CHEMICALS AND ALLIED PRODUCTS - 18.38%
18,004		Abbott Laboratories	858,790
6,047	*	Amgen, Inc	299,447
6,016		Bristol-Myers Squibb Co	131,871
4,076	*	Celgene Corp	180,974
5,112	*	Chattem, Inc	286,528

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

6,992		Clorox Co	$359,948
6,554		Colgate-Palmolive Co	386,555
8,123		Du Pont (E.I.) de Nemours & Co	181,387
12,633	*	Elan Corp plc (ADR)	83,883
4,919	*	Genzyme Corp	292,139
14,759	*	Gilead Sciences, Inc	683,637
16,190		Johnson & Johnson	851,594
7,270		Monsanto Co	604,137
3,830		Mosaic Co	160,783
27,504	*	Mylan Laboratories, Inc	368,829
3,149	*	OSI Pharmaceuticals, Inc	120,481
41,632		Pfizer, Inc	567,028
2,034		Praxair, Inc	136,868
16,902		Procter & Gamble Co	795,915
26,962		Schering-Plough Corp	634,955
16,608		Wyeth	714,808

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,700,557

COMMUNICATIONS - 5.61%
40,702		AT&T, Inc	1,025,691
18,544		Comcast Corp (Class A)	252,940
18,327	*	DIRECTV Group, Inc	417,672
3,158	*	Leap Wireless International, Inc	110,119
8,200		Scripps Networks Interactive (Class A)	184,582
30,501	*	Sprint Nextel Corp	108,889
18,470		Verizon Communications, Inc	557,794

		TOTAL COMMUNICATIONS	2,657,687

DEPOSITORY INSTITUTIONS - 5.25%
23,236		Bank of America Corp	158,470
17,399		First Horizon National Corp	186,863
14,648		Hudson City Bancorp, Inc	171,235
30,983		JPMorgan Chase & Co	823,529
7,512		Northern Trust Corp	449,368
12,284		People’s United Financial, Inc	220,743
15,849		TCF Financial Corp	186,384
20,514		Wells Fargo & Co	292,119

		TOTAL DEPOSITORY INSTITUTIONS	2,488,711

EATING AND DRINKING PLACES - 2.17%
9,707	*	Cheesecake Factory	111,145
11,606		Darden Restaurants, Inc	397,622
3,369	*	Jack in the Box, Inc	78,464
8,060		McDonald’s Corp	439,834

		TOTAL EATING AND DRINKING PLACES	1,027,065

EDUCATIONAL SERVICES - 0.48%
2,928	*	Apollo Group, Inc (Class A)	229,350

		TOTAL EDUCATIONAL SERVICES	229,350

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.72%
6,939		Allegheny Energy, Inc	$160,777
3,231		Entergy Corp	219,999
4,551		Exelon Corp	206,570
8,293		PG&E Corp	316,958
7,225		Questar Corp	212,632
14,353		Republic Services, Inc	246,154
21,419		Xcel Energy, Inc	399,035

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,762,125

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.00%
6,324		Altera Corp	110,986
4,957	*	Apple Computer, Inc	521,080
47,236	*	Cisco Systems, Inc	792,148
30,466	*	Fairchild Semiconductor International, Inc	113,638
64,166		General Electric Co	648,718
39,926		Intel Corp	600,886
91	*	Nortel Networks Corp	20
17,473		Qualcomm, Inc	679,874
15,209		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	136,121
9,620		Xilinx, Inc	184,319

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,787,790

ENGINEERING AND MANAGEMENT SERVICES - 0.73%
10,186		KBR, Inc	140,669
7,516	*	Shaw Group, Inc	206,013

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	346,682

FABRICATED METAL PRODUCTS - 0.23%
5,122		Pentair, Inc	110,994

		TOTAL FABRICATED METAL PRODUCTS	110,994

FOOD AND KINDRED PRODUCTS - 3.95%
13,767		Coca-Cola Co	605,059
12,815	*	Constellation Brands, Inc (Class A)	152,499
7,185		General Mills, Inc	358,388
3,656	*	Hansen Natural Corp	131,616
7,449		PepsiCo, Inc	383,475
7,448	*	Smithfield Foods, Inc	70,458
9,078		Unilever plc	171,677

		TOTAL FOOD AND KINDRED PRODUCTS	1,873,172

FOOD STORES - 0.34%
11,227		Supervalu, Inc	160,322

		TOTAL FOOD STORES	160,322

FURNITURE AND HOME FURNISHINGS STORES - 0.26%
3,280		Best Buy Co, Inc	124,509

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	124,509

GENERAL BUILDING CONTRACTORS - 0.61%
678	*	NVR, Inc	290,015

		TOTAL GENERAL BUILDING CONTRACTORS	290,015

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

GENERAL MERCHANDISE STORES - 3.24%
12,866		JC Penney Co, Inc	$258,221
7,764		Macy’s, Inc	69,100
5,398		Target Corp	185,637
19,573		Wal-Mart Stores, Inc	1,019,753

		TOTAL GENERAL MERCHANDISE STORES	1,532,711

HEALTH SERVICES - 1.97%
2,671	*	Crucell NV	53,213
1,585	*	Edwards Lifesciences Corp	96,099
7,197		McKesson Corp	252,183
12,908	*	Medco Health Solutions, Inc	533,616

		TOTAL HEALTH SERVICES	935,111

HOLDING AND OTHER INVESTMENT OFFICES - 0.08%
3,550		SL Green Realty Corp	38,340

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	38,340

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.27%
3,730		Alstom RGPT	193,197
30,321	*	Brocade Communications Systems, Inc	104,607
27,102	*	EMC Corp	308,963
25,324		Hewlett-Packard Co	811,888
8,342		International Business Machines Corp	808,257
13,153	*	SanDisk Corp	166,385
582	*,m	Seagate Technology	0
18,069		Textron, Inc	103,716

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,497,013

INSTRUMENTS AND RELATED PRODUCTS - 2.57%
3,998		Baxter International, Inc	204,778
3,631		Beckman Coulter, Inc	185,217
26,975	*	Boston Scientific Corp	214,451
9,317		Emerson Electric Co	266,280
7,671		Raytheon Co	298,709
10,539	*	Teradyne, Inc	46,161

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,215,596

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
3,567		AON Corp	145,605

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	145,605

INSURANCE CARRIERS - 2.38%
9,275		ACE Ltd	374,710
12,387		Aetna, Inc	301,376
9,637		Metlife, Inc	219,434
3,751		PartnerRe Ltd	232,825

		TOTAL INSURANCE CARRIERS	1,128,345

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

LEGAL SERVICES - 0.76%
7,256	*	FTI Consulting, Inc	$359,027

		TOTAL LEGAL SERVICES	359,027

METAL MINING - 1.45%
2,908		Anglo American plc	49,486
6,073		Barrick Gold Corp	196,887
5,832		Freeport-McMoRan Copper & Gold, Inc (Class B)	222,258
1,634		Rio Tinto plc (ADR)	219,054

		TOTAL METAL MINING	687,685

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
13,124		Tyco International Ltd	256,705

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	256,705

MISCELLANEOUS RETAIL - 0.96%
16,542		CVS Corp	454,740

		TOTAL MISCELLANEOUS RETAIL	454,740

MOTION PICTURES - 0.70%
15,759	*	Discovery Communications, Inc (Class A)	252,459
5,868		Regal Entertainment Group (Class A)	78,690

		TOTAL MOTION PICTURES	331,149

NONDEPOSITORY INSTITUTIONS - 0.15%
21,257		Chimera Investment Corp	71,424

		TOTAL NONDEPOSITORY INSTITUTIONS	71,424

OIL AND GAS EXTRACTION - 4.65%
11,281		Anadarko Petroleum Corp	438,718
9,093		Cabot Oil & Gas Corp	214,322
30,873		Halliburton Co	477,604
9,492		Linn Energy LLC	141,431
3,814		Occidental Petroleum Corp	212,249
7,208		Petroleo Brasileiro S.A. (ADR)	219,628
6,616		Range Resources Corp	272,315
20,426	*	Weatherford International Ltd	226,116

		TOTAL OIL AND GAS EXTRACTION	2,202,383

PETROLEUM AND COAL PRODUCTS - 7.29%
14,101		Chevron Corp	948,151
33,164		Exxon Mobil Corp	2,258,469
4,581		Hess Corp	248,290

		TOTAL PETROLEUM AND COAL PRODUCTS	3,454,910

RAILROAD TRANSPORTATION - 0.47%
5,405		Union Pacific Corp	222,200

		TOTAL RAILROAD TRANSPORTATION	222,200

SECURITY AND COMMODITY BROKERS - 2.73%
7,400		Ameriprise Financial, Inc	151,626

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

3,872		Goldman Sachs Group, Inc	$410,510
5,959		Lazard Ltd (Class A)	175,195
17,456		Legg Mason, Inc	277,550
12,242		Morgan Stanley	278,750

		TOTAL SECURITY AND COMMODITY BROKERS	1,293,631

TOBACCO PRODUCTS - 1.38%
5,369		Lorillard, Inc	331,482
9,003		Philip Morris International, Inc	320,327

		TOTAL TOBACCO PRODUCTS	651,809

TRANSPORTATION BY AIR - 0.17%
14,248	*	Delta Air Lines, Inc	80,216

		TOTAL TRANSPORTATION BY AIR	80,216

TRANSPORTATION EQUIPMENT - 2.21%
8,580		Goodrich Corp	325,096
14,032		Honeywell International, Inc	390,931
7,623		Northrop Grumman Corp	332,668

		TOTAL TRANSPORTATION EQUIPMENT	1,048,695

		TOTAL COMMON STOCKS
		(Cost $57,305,869)	47,204,696

		TOTAL PORTFOLIO - 99.65%
		(Cost $57,305,869)	47,204,696
		OTHER ASSETS AND LIABILITIES, NET - 0.35%	167,331

		NET ASSETS - 100.00%	$47,372,027

*	Non-income producing

m	Indicates a security that has been deemed illiquid.

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

LLC Limited Liability Corporation

plc Public Limited Company

At March 31, 2009, the net unrealized depreciation on investment was $10,101,173, consisting of gross unrealized appreciation of $1,643,079 and gross unrealized depreciation of $11,744,252.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.33%
AMUSEMENT AND RECREATION SERVICES - 0.55%
1,100		Nintendo Co Ltd	$316,159

		TOTAL AMUSEMENT AND RECREATION SERVICES	316,159

AUTO REPAIR, SERVICES AND PARKING - 0.80%
37,300		Standard Chartered plc	463,750

		TOTAL AUTO REPAIR, SERVICES AND PARKING	463,750

BUSINESS SERVICES - 7.62%
60,386		Adecco S.A.	1,887,495
73,595	*	Autonomy Corp plc	1,378,051
6		NTT Data Corp	16,196
1,000		Oracle Corp Japan	37,581
193,136		WPP plc	1,088,393

		TOTAL BUSINESS SERVICES	4,407,716

CHEMICALS AND ALLIED PRODUCTS - 7.43%
4,000		Astellas Pharma, Inc	122,039
5,000		Eisai Co Ltd	145,477
2,000		Hisamitsu Pharmaceutical Co, Inc	61,423
10,000		Kao Corp	193,868
4,000		Kissei Pharmaceutical Co Ltd	77,709
8,000		Kyowa Hakko Kogyo Co Ltd	66,838
77,973		Lanxess AG.	1,329,123
51,954		Reckitt Benckiser Group plc	1,952,366
50		Shin-Etsu Chemical Co Ltd	2,409
7,000		Takeda Pharmaceutical Co Ltd	240,440
2,000		Tanabe Seiyaku Co Ltd	19,619
3,000		Tsumura & Co	77,284
8,000		UBE Industries Ltd	14,386

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,302,981

COMMUNICATIONS - 2.55%
651,710		BT Group plc	731,253
43		KDDI Corp	200,697
12,200		Nippon Telegraph & Telephone Corp	459,726
18		NTT DoCoMo, Inc	24,313
5,000		Singapore Telecommunications Ltd	8,317
29,926		Vodafone Group plc	52,708

		TOTAL COMMUNICATIONS	1,477,014

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 6.53%
69		Australia & New Zealand Banking Group Ltd	$756
4,525		DBS Group Holdings Ltd	25,140
30,200		HDFC Bank Ltd	579,416
84,655		HSBC Holdings plc	479,796
9,858		Julius Baer Holding AG.	242,488
125,400		Mitsubishi UFJ Financial Group, Inc	603,024
8,000		Mitsui Trust Holdings, Inc	24,246
40,200		Mizuho Financial Group, Inc	76,351
1,167		National Australia Bank Ltd	16,311
3,000		Oversea-Chinese Banking Corp	9,547
943		Societe Generale	36,960
7,200		Sumitomo Mitsui Financial Group, Inc	248,038
3,000		Suruga Bank Ltd	24,549
148,239	*	UBS A.G.	1,393,443
3,000		United Overseas Bank Ltd	19,172
56		Westpac Banking Corp	743

		TOTAL DEPOSITORY INSTITUTIONS	3,779,980

EDUCATIONAL SERVICES - 0.31%
4,900		Benesse Corp	179,199

		TOTAL EDUCATIONAL SERVICES	179,199

ELECTRIC, GAS, AND SANITARY SERVICES - 2.37%
10,600		Chubu Electric Power Co, Inc	232,379
3,000		Chugoku Electric Power Co, Inc	64,858
2,000		Hokkaido Electric Power Co, Inc	40,006
2,000		Hokuriku Electric Power Co	47,886
6,500		Kansai Electric Power Co, Inc	140,526
6,000		Kyushu Electric Power Co, Inc	133,960
2,000		Shikoku Electric Power Co, Inc	53,240
6,000		Tohoku Electric Power Co, Inc	131,232
12,800		Tokyo Electric Power Co, Inc	318,109
60,000		Tokyo Gas Co Ltd	209,123

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,371,319

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.21%
773,900		Hon Hai Precision Industry Co, Ltd	1,750,357
33,300		Hosiden Corp	325,986
90		Kyocera Corp	5,892
100		Murata Manufacturing Co Ltd	3,819
3,000		Nitto Denko Corp	60,767
84,095		Nokia Oyj	992,150
2,167		Samsung Electronics Co Ltd	889,829
124,910		Smiths Group plc	1,199,029
7,700		Sony Corp	155,424
2,000		Sumco Corp	29,136
115,800		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,036,410
5,000		Taiyo Yuden Co Ltd	37,581

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,486,380

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.48%
10,340	Tecan Group AG.	$277,054

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	277,054

FOOD AND KINDRED PRODUCTS - 2.93%
2,000	Asahi Breweries Ltd	23,761
28,063	Groupe Danone	1,366,850
15,000	Toyo Suisan Kaisha Ltd	306,865

	TOTAL FOOD AND KINDRED PRODUCTS	1,697,476

FOOD STORES - 0.41%
11,000	Seven & I Holdings Co Ltd	240,036

	TOTAL FOOD STORES	240,036

GENERAL BUILDING CONTRACTORS - 0.78%
12,151	Vinci S.A.	451,300

	TOTAL GENERAL BUILDING CONTRACTORS	451,300

HOLDING AND OTHER INVESTMENT OFFICES - 2.05%
20	DA Office Investment Corp	28,085
108,996	iShares MSCI Japan Index Fund	862,157
10	Japan Excellent, Inc	35,561
10	Japan Retail Fund Investment Corp	37,986
15	Kenedix Realty Investment Corp	27,565
10	Nippon Accommodations Fund, Inc	40,208
1	Nomura Real Estate Office Fund, Inc	5,526
10	Nomura Real Estate Residential Fund, Inc	34,753
13	Premier Investment Co	40,057
10	Top REIT Inc	36,268
10	United Urban Investment Corp	40,410

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,188,576

HOTELS AND OTHER LODGING PLACES - 1.27%
21,158	Accor S.A.	736,917

	TOTAL HOTELS AND OTHER LODGING PLACES	736,917

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.47%
99,999	ASML Holding NV	1,773,664
6,170	Canon, Inc	175,778
500	Daikin Industries Ltd	13,537
1,040	FUJIFILM Holdings Corp	22,327
8,630	Komatsu Ltd	93,288
500	Konica Minolta Holdings, Inc	4,233
24,538	Krones AG.	781,776
8,854	Rheinmetall AG.	301,261
100	Sumitomo Heavy Industries Ltd	328

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,166,192

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 2.31%
17,870	Phonak Holding AG.	$1,080,080
7,000	Terumo Corp	256,706

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,336,786

INSURANCE CARRIERS - 0.03%
699	Mitsui Sumitomo Insurance Group Holdings, Inc	16,065

	TOTAL INSURANCE CARRIERS	16,065

METAL MINING - 3.54%
28,615	Anglo American plc	486,951
2,411	BHP Billiton Ltd	53,497
4,372	Rio Tinto Ltd	171,977
39,608	Rio Tinto plc	1,335,540

	TOTAL METAL MINING	2,047,965

NONDEPOSITORY INSTITUTIONS - 0.07%
1,261	ORIX Corp	40,384

	TOTAL NONDEPOSITORY INSTITUTIONS	40,384

OIL AND GAS EXTRACTION - 2.99%
114,166	BG Group plc	1,728,207

	TOTAL OIL AND GAS EXTRACTION	1,728,207

PAPER AND ALLIED PRODUCTS - 0.07%
8,000	Rengo Co Ltd	40,572

	TOTAL PAPER AND ALLIED PRODUCTS	40,572

PETROLEUM AND COAL PRODUCTS - 4.11%
331,455	BP plc	2,242,398
5,435	Royal Dutch Shell plc (A Shares)	122,513
257	Total S.A.	12,779

	TOTAL PETROLEUM AND COAL PRODUCTS	2,377,690

PRIMARY METAL INDUSTRIES - 0.12%
9,100	Nippon Steel Corp	24,178
4,000	Sumitomo Metal Industries Ltd	7,961
3,700	Sumitomo Metal Mining Co Ltd	35,174

	TOTAL PRIMARY METAL INDUSTRIES	67,313

RAILROAD TRANSPORTATION - 1.84%
57	Central Japan Railway Co	319,018
7,100	East Japan Railway Co	367,965
49,969	Firstgroup PLC	191,792
60	West Japan Railway Co	189,120

	TOTAL RAILROAD TRANSPORTATION	1,067,895

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.07%
70,335	Bayer AG.	3,364,094
14,000	NOK Corp	118,382
184,654	SSL International plc	1,189,629

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,672,105

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 11.24%
63,664	Credit Suisse Group	$1,938,500
53,852	Deutsche Boerse AG.	3,246,839
138,600	Hong Kong Exchanges and Clearing Ltd	1,308,998
1,600	Nomura Holdings, Inc	8,001

	TOTAL SECURITY AND COMMODITY BROKERS	6,502,338

STONE, CLAY, AND GLASS PRODUCTS - 0.91%
216,000	Nippon Sheet Glass Co Ltd	528,080

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	528,080

TRANSPORTATION EQUIPMENT - 4.81%
392,605	BAE Systems plc	1,884,337
520	Denso Corp	10,254
15,600	Honda Motor Co Ltd	364,843
2,100	Modec, Inc	27,792
15,720	Toyota Motor Corp	495,493

	TOTAL TRANSPORTATION EQUIPMENT	2,782,719

TRUCKING AND WAREHOUSING - 1.70%
91,511	Deutsche Post AG.	986,026

	TOTAL TRUCKING AND WAREHOUSING	986,026

WATER TRANSPORTATION - 0.08%
10,000	Mitsui OSK Lines Ltd	48,593

	TOTAL WATER TRANSPORTATION	48,593

WHOLESALE TRADE-DURABLE GOODS - 0.69%
9,240	Mitsubishi Corp	119,952
11,000	Mitsui & Co Ltd	109,572
20,250	Sumitomo Corp	172,458

	TOTAL WHOLESALE TRADE-DURABLE GOODS	401,982

WHOLESALE TRADE-NONDURABLE GOODS - 2.99%
491,145	Foster’s Group Ltd	1,728,079

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,728,079

	TOTAL COMMON STOCKS (Cost $85,883,162)	56,914,848

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

RIGHTS / WARRANTS - 0.12%
DEPOSITORY INSTITUTIONS - 0.12%
35,272	HSBC Holdings plc	$71,360

	TOTAL DEPOSITORY INSTITUTIONS	71,360

	TOTAL RIGHTS / WARRANTS (Cost $0)	71,360

	TOTAL PORTFOLIO - 98.45% (Cost $85,883,162)	56,986,208
	OTHER ASSETS AND LIABILITIES, NET - 1.55%	894,982

	NET ASSETS - 100.00%	$57,881,190

*	Non-income producing

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

DA Development Authority

plc Public Limited Company

REIT Real Estate Investment Trust

At March 31, 2009, the net unrealized depreciation on investment was $28,896,954, consisting of gross unrealized appreciation of $1,200,828 and gross unrealized depreciation of $30,097,782.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

March 31, 2009

	VALUE	% OF MARKET VALUE

DOMESTIC
UNITED STATES	$899,740	1.58%

TOTAL DOMESTIC	899,740	1.58

FOREIGN
AUSTRALIA	1,971,362	3.46
FRANCE	2,604,806	4.57
FINLAND	992,150	1.74
GERMANY	10,009,119	17.56
HONG KONG	1,308,998	2.30
INDIA	579,416	1.01
JAPAN	9,691,049	17.01
KOREA, REPUBLIC OF	889,829	1.56
NETHERLANDS	1,896,176	3.33
SINGAPORE	62,176	0.11
SWITZERLAND	6,819,060	11.97
TAIWAN	2,786,768	4.89
UNITED KINGDOM	16,475,559	28.91

TOTAL FOREIGN	56,086,468	98.42

TOTAL PORTFOLIO	$56,986,208	100.00%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.09%
AMUSEMENT AND RECREATION SERVICES - 1.09%
11,255	*	Penn National Gaming, Inc	$271,808
6,637		Walt Disney Co	120,528

		TOTAL AMUSEMENT AND RECREATION SERVICES	392,336

APPAREL AND ACCESSORY STORES - 0.49%
20,085		Limited Brands, Inc	174,740

		TOTAL APPAREL AND ACCESSORY STORES	174,740

APPAREL AND OTHER TEXTILE PRODUCTS - 0.83%
226		Liz Claiborne, Inc	558
5,182		VF Corp	295,944

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	296,502

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.45%
14,767		Home Depot, Inc	347,910
9,339		Lowe’s Cos, Inc	170,437

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	518,347

BUSINESS SERVICES - 0.95%
5,306	*	Interpublic Group of Cos, Inc	21,861
4,808		Moody’s Corp	110,199
16,791	*	Sun Microsystems, Inc	122,909
2,875	*	Symantec Corp	42,953
4,009	*	Temenos Group AG.	43,320

		TOTAL BUSINESS SERVICES	341,242

CHEMICALS AND ALLIED PRODUCTS - 16.28%
359		Abbott Laboratories	17,124
9,964		Alberto-Culver Co	225,286
7,322	*	Amgen, Inc	362,585
1,810	*	Chattem, Inc	101,451
5,924		Clorox Co	304,968
2,135		Colgate-Palmolive Co	125,922
3,382		Cytec Industries, Inc	50,798
14,882		Dow Chemical Co	125,455
2,510		Du Pont (E.I.) de Nemours & Co	56,048
2,484		Eli Lilly & Co	82,990
10,787		Johnson & Johnson	567,396
6,980		Merck & Co, Inc	186,715
16,682	*	Mylan Laboratories, Inc	223,706
5,753		Nalco Holding Co	75,192
69,618		Pfizer, Inc	948,196
3,550		PPG Industries, Inc	130,995

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

13,086		Procter & Gamble Co	$616,220
13,106		Schering-Plough Corp	308,646
1,275		Shire plc (ADR)	45,824
10,320		Teva Pharmaceutical Industries Ltd (ADR)	464,916
18,914		Wyeth	814,059

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,834,492

COMMUNICATIONS - 6.99%
53,867		AT&T, Inc	1,357,449
29,016		Comcast Corp (Class A)	395,778
488		Fairpoint Communications, Inc	381
38,934	*	Sprint Nextel Corp	138,994
736		Time Warner Cable, Inc	18,253
19,622		Verizon Communications, Inc	592,584

		TOTAL COMMUNICATIONS	2,503,439

DEPOSITORY INSTITUTIONS - 9.46%
32,547		AMMB Holdings BHD	23,302
40,985		Bank of America Corp	279,518
9,964		Bank of New York Mellon Corp	281,483
2,100		Bank of the Ryukyus Ltd	17,269
13,875		Citigroup, Inc	35,104
6,698		Comerica, Inc	122,640
20,384		First Horizon National Corp	218,924
32,652		JPMorgan Chase & Co	867,891
23,413		Keycorp	184,260
3,519		PNC Financial Services Group, Inc	103,072
5,739		SunTrust Banks, Inc	67,376
31,099		TCF Financial Corp	365,724
27,515	*	UBS AG.	259,466
6,640		US Bancorp	97,010
32,842		Wells Fargo & Co	467,671

		TOTAL DEPOSITORY INSTITUTIONS	3,390,710

EATING AND DRINKING PLACES - 1.34%
3,727		Brinker International, Inc	56,278
6,506		Burger King Holdings, Inc	149,312
4,611	*	Cheesecake Factory	52,796
2,611		Darden Restaurants, Inc	89,453
26,304		Wendy’s/Arby’s Group, Inc (Class A)	132,309

		TOTAL EATING AND DRINKING PLACES	480,148

ELECTRIC, GAS, AND SANITARY SERVICES - 6.54%
8,314		Allegheny Energy, Inc	192,635
1,890		Consolidated Edison, Inc	74,863
14,814		Constellation Energy Group, Inc	306,058
797		Dominion Resources, Inc	24,699
8,746		Duke Energy Corp	125,243
2,683		Entergy Corp	182,685
4,641		Exelon Corp	210,655
2,307		FirstEnergy Corp	89,050
3,305		FPL Group, Inc	167,663

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

303		MDU Resources Group, Inc	$4,890
2,687	*	NRG Energy, Inc	47,291
4,896		PG&E Corp	187,125
3,808		PPL Corp	109,328
2,149		Progress Energy, Inc	77,923
51		Public Service Enterprise Group, Inc	1,503
3,314		Questar Corp	97,531
18,453		Republic Services, Inc	316,470
6,306		Sierra Pacific Resources	59,213
202		Southern Union Co	3,074
3,586		Xcel Energy, Inc	66,807

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,344,706

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.33%
55,371	*	Alcatel-Lucent (ADR)	102,990
21,061		AU Optronics Corp (ADR)	176,702
2,535	*	Cisco Systems, Inc	42,512
34,203	*	Fairchild Semiconductor International, Inc	127,577
90,777		General Electric Co	917,756
6,930		Motorola, Inc	29,314
13,454	*	Nvidia Corp	132,656
838,266		Solomon Systech International Ltd	21,523

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,551,030

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
23	*	Affymax, Inc	371
10,035	*	Genpact Ltd	88,910
7,568		KBR, Inc	104,514
4,008	*	Shaw Group, Inc	109,859

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	303,654

FOOD AND KINDRED PRODUCTS - 3.05%
4,276		Archer Daniels Midland Co	118,787
446		Bunge Ltd	25,266
3,017		Coca-Cola Co	132,597
2,666		ConAgra Foods, Inc	44,975
20,878	*	Constellation Brands, Inc (Class A)	248,449
8,396		General Mills, Inc	418,793
3,811		Kraft Foods, Inc (Class A)	84,947
674	*	Mead Johnson Nutrition Co	19,458

		TOTAL FOOD AND KINDRED PRODUCTS	1,093,272

FORESTRY - 0.36%
4,251		Rayonier, Inc	128,465

		TOTAL FORESTRY	128,465

FURNITURE AND FIXTURES - 0.41%
12,276		Johnson Controls, Inc	147,312

		TOTAL FURNITURE AND FIXTURES	147,312

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
2,614		Best Buy Co, Inc	$99,227

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	99,227

GENERAL BUILDING CONTRACTORS - 1.00%
839	*	NVR, Inc	358,882

		TOTAL GENERAL BUILDING CONTRACTORS	358,882

GENERAL MERCHANDISE STORES - 1.63%
1,265		Dillard’s, Inc (Class A)	7,211
9,682		JC Penney Co, Inc	194,318
11,076		Target Corp	380,903

		TOTAL GENERAL MERCHANDISE STORES	582,432

HEALTH SERVICES - 0.87%
15,814	*	Healthsouth Corp	140,428
4,906		McKesson Corp	171,907

		TOTAL HEALTH SERVICES	312,335

HOLDING AND OTHER INVESTMENT OFFICES - 0.62%
562		Boston Properties, Inc	19,687
1,875		Plum Creek Timber Co, Inc	54,506
10,265		Prologis	66,722
504		Simon Property Group, Inc	17,459
6,046		SL Green Realty Corp	65,297

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	223,671

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.77%
16,123		Applied Materials, Inc	173,322
78,231	*	Brocade Communications Systems, Inc	269,897
8,578		Hewlett-Packard Co	275,011
30,482		Textron, Inc	174,967
11,856	*	Verigy Ltd	97,812

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	991,009

INSTRUMENTS AND RELATED PRODUCTS - 1.90%
3,826		Beckman Coulter, Inc	195,164
32,552	*	Boston Scientific Corp	258,789
5,452		Covidien Ltd	181,224
1,276	*	Thermo Electron Corp	45,515

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	680,692

INSURANCE CARRIERS - 6.96%
3,848		ACE Ltd	155,459
70		Aegon NV	269
8,517		Aetna, Inc	207,219
2,418		Allstate Corp	46,305
675		Aspen Insurance Holdings Ltd	15,161
9,066		Axis Capital Holdings Ltd	204,348
3,714		Max Re Capital Ltd	64,029
12,080		Metlife, Inc	275,061
3,714		PartnerRe Ltd	230,528

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

9,916		Principal Financial Group	$81,113
10,916		Prudential Financial, Inc	207,622
4,107		RenaissanceRe Holdings Ltd	203,050
8,426		Travelers Cos, Inc	342,432
9,320		UnitedHealth Group, Inc	195,068
49,107		XL Capital Ltd (Class A)	268,124

		TOTAL INSURANCE CARRIERS	2,495,788

METAL MINING - 1.16%
2,690		Freeport-McMoRan Copper & Gold, Inc (Class B)	102,516
2,331		Rio Tinto plc (ADR)	312,494

		TOTAL METAL MINING	415,010

MISCELLANEOUS RETAIL - 1.06%
13,777		CVS Corp	378,730

		TOTAL MISCELLANEOUS RETAIL	378,730

MOTION PICTURES - 0.40%
21,876		News Corp (Class A)	144,819

		TOTAL MOTION PICTURES	144,819

NONDEPOSITORY INSTITUTIONS - 1.12%
7,324		Capital One Financial Corp	89,646
61,666		Chimera Investment Corp	207,198
14,504		Discover Financial Services	91,520
19,669		Federal National Mortgage Association	13,768

		TOTAL NONDEPOSITORY INSTITUTIONS	402,132

OIL AND GAS EXTRACTION - 3.96%
4,688		Anadarko Petroleum Corp	182,316
3,063		Apache Corp	196,308
5,487		BJ Services Co	54,596
5,200		Cabot Oil & Gas Corp	122,564
1,410		Chesapeake Energy Corp	24,055
2,624		Devon Energy Corp	117,267
3,093		Occidental Petroleum Corp	172,125
6,139		Petroleo Brasileiro S.A. (ADR)	187,055
110	*	Plains Exploration & Production Co	1,895
2,557		Range Resources Corp	105,246
8,370		XTO Energy, Inc	256,289

		TOTAL OIL AND GAS EXTRACTION	1,419,716

PAPER AND ALLIED PRODUCTS - 0.94%
2,032		Kimberly-Clark Corp	93,696
645		Mondi Ltd	1,879
11,559		Sonoco Products Co	242,507

		TOTAL PAPER AND ALLIED PRODUCTS	338,082

PETROLEUM AND COAL PRODUCTS - 10.97%
10,236		Ashland, Inc	105,738
19,668		Chevron Corp	1,322,475

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

6,842		ConocoPhillips	$267,933
27,095		Exxon Mobil Corp	1,845,169
13,953		Marathon Oil Corp	366,824
3,723	*	SandRidge Energy, Inc	24,535

		TOTAL PETROLEUM AND COAL PRODUCTS	3,932,674

PIPELINES, EXCEPT NATURAL GAS - 0.02%
576		Spectra Energy Corp	8,145

		TOTAL PIPELINES, EXCEPT NATURAL GAS	8,145

PRINTING AND PUBLISHING - 0.23%
1,090		Dun & Bradstreet Corp	83,930

		TOTAL PRINTING AND PUBLISHING	83,930

RAILROAD TRANSPORTATION - 0.13%
1,401		Norfolk Southern Corp	47,284

		TOTAL RAILROAD TRANSPORTATION	47,284

REAL ESTATE - 0.32%
19,133		British Land Co plc	99,037
81,060	*	Unitech Corporate Parks plc	15,120

		TOTAL REAL ESTATE	114,157

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
7,276		Newell Rubbermaid, Inc	46,421

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	46,421

SECURITY AND COMMODITY BROKERS - 3.63%
4,478		Goldman Sachs Group, Inc	474,757
17,921		Legg Mason, Inc	284,943
8,701		Morgan Stanley	198,122
45,763		Nomura Holdings, Inc	228,850
9,236		SEI Investments Co	112,772

		TOTAL SECURITY AND COMMODITY BROKERS	1,299,444

TOBACCO PRODUCTS - 0.53%
3,076		Lorillard, Inc	189,912

		TOTAL TOBACCO PRODUCTS	189,912

TRANSPORTATION BY AIR - 0.58%
27,125	*	Delta Air Lines, Inc	152,714
1,227		FedEx Corp	54,589

		TOTAL TRANSPORTATION BY AIR	207,303

TRANSPORTATION EQUIPMENT - 1.41%
5,602		Autoliv, Inc	104,029
18,493	*	Ford Motor Co	48,637
2,577		Goodrich Corp	97,643
4,169		Northrop Grumman Corp	181,935
3,522		Renault S.A.	72,459

		TOTAL TRANSPORTATION EQUIPMENT	504,703

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.45%
13,529		UTI Worldwide, Inc	$161,672

		TOTAL TRANSPORTATION SERVICES	161,672

WATER TRANSPORTATION - 0.15%
6,714		Royal Caribbean Cruises Ltd	53,779

		TOTAL WATER TRANSPORTATION	53,779

WHOLESALE TRADE-DURABLE GOODS - 0.58%
10,292		BorgWarner, Inc	208,928

		TOTAL WHOLESALE TRADE-DURABLE GOODS	208,928

WHOLESALE TRADE-NONDURABLE GOODS - 0.87%
4,841	*	Dean Foods Co	87,525
6,545		Gazprom (ADR)	97,193
8,492		Herbalife Ltd	127,211

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	311,929

		TOTAL COMMON STOCKS (Cost $45,380,946)	35,513,201

		TOTAL PORTFOLIO - 99.09% (Cost $45,380,946)	35,513,201
		OTHER ASSETS AND LIABILITIES, NET - 0.91%	325,767

		NET ASSETS - 100.00%	$35,838,968

*	Non-income producing

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

plc Public Limited Company

At March 31, 2009, the net unrealized depreciation on investment was $9,867,745, consisting of gross unrealized appreciation of $1,345,663 and gross unrealized depreciation of $11,213,408.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.04%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.14%
1,175		Cal-Maine Foods, Inc	$26,308
13		Seaboard Corp	13,130

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	39,438

AMUSEMENT AND RECREATION SERVICES - 0.70%
4,199	*	Bally Technologies, Inc	77,345
1,736		Dover Downs Gaming & Entertainment, Inc	5,330
6,330	*	Pinnacle Entertainment, Inc	44,563
1,100		Speedway Motorsports, Inc	13,002
1,150	*	Town Sports International Holdings, Inc	3,439
2,770	*	WMS Industries, Inc	57,921

		TOTAL AMUSEMENT AND RECREATION SERVICES	201,600

APPAREL AND ACCESSORY STORES - 2.86%
4,810	*	Aeropostale, Inc	127,754
1,465		Buckle, Inc	46,777
2,700	*	Carter’s, Inc	50,787
3,080		Cato Corp (Class A)	56,302
5,512	*	Charlotte Russe Holding, Inc	44,923
8,000	*	Charming Shoppes, Inc	11,200
4,818	*	Chico’s FAS, Inc	25,873
2,890	*	Children’s Place Retail Stores, Inc	63,262
3,754		Christopher & Banks Corp	15,354
6,550	*	Collective Brands, Inc	63,797
2,660	*	Dress Barn, Inc	32,691
8,492		Finish Line, Inc (Class A)	56,217
3,405	*	HOT Topic, Inc	38,102
16,432	*	New York & Co, Inc	58,334
3,000	*	Pacific Sunwear Of California, Inc	4,980
6,800		Stage Stores, Inc	68,544
18,755	*	Wet Seal, Inc (Class A)	63,017

		TOTAL APPAREL AND ACCESSORY STORES	827,914

APPAREL AND OTHER TEXTILE PRODUCTS - 0.55%
3,029	*	Gymboree Corp	64,669
247	*	Maidenform Brands, Inc	2,263
9,130	*	Quiksilver, Inc	11,686
1,467	*	True Religion Apparel, Inc	17,325
2,650	*	Warnaco Group, Inc	63,600

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	159,543

AUTO REPAIR, SERVICES AND PARKING - 0.25%
3,970	*	Wright Express Corp	72,333

		TOTAL AUTO REPAIR, SERVICES AND PARKING	72,333

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 11.78%
48,584	*	3Com Corp	$150,124
839		Aaron Rents, Inc	22,368
1,800	*	ACI Worldwide, Inc	33,750
10,663	*	Actuate Corp	32,629
8,136		Acxiom Corp	60,206
4,210		Administaff, Inc	88,957
5,120	*	American Reprographics Co	18,125
4,710	*	AMN Healthcare Services, Inc	24,021
2,700	*	ArcSight, Inc	34,479
12,868	*	Art Technology Group, Inc	32,813
80	*	Blackboard, Inc	2,539
1,400	*	Bottomline Technologies, Inc	9,212
920		Brady Corp (Class A)	16,220
1,090	*	CACI International, Inc (Class A)	39,774
700	*	Capella Education Co	37,100
7,379	*	Ciber, Inc	20,145
3,400	*	Cogent, Inc	40,460
2,660	*	Commvault Systems, Inc	29,180
4,687		Compass Diversified Trust	41,808
2,579	*	CSG Systems International, Inc	36,828
1,565	*	Cybersource Corp	23,178
3,390		Deluxe Corp	32,646
4,729	*	Dice Holdings, Inc	13,147
1,910	*	Digital River, Inc	56,956
4,400	*	DynCorp International, Inc (Class A)	58,652
14,186	*	Earthlink, Inc	93,202
270	*	Eclipsys Corp	2,738
1,630	*	Forrester Research, Inc	33,513
7,120	*	Gartner, Inc	78,391
5,238	*	Gerber Scientific, Inc	12,519
15,175	*	Global Cash Access, Inc	57,969
4,325	*	Global Sources Ltd	16,825
3,823	*	Hackett Group, Inc	7,722
300		Heidrick & Struggles International, Inc	5,322
1,033	*	HMS Holdings Corp	33,986
2,400		iGate Corp	7,776
2,160	*	Informatica Corp	28,642
1,305		Infospace, Inc	6,786
187	*	Integral Systems, Inc	1,608
1,600	*	Interactive Intelligence, Inc	14,496
3,736	*	inVentiv Health, Inc	30,486
700		Jack Henry & Associates, Inc	11,424
3,510	*	JDA Software Group, Inc	40,541
2,400	*	Kenexa Corp	12,936
700	*	Keynote Systems, Inc	5,551
1,700	*	Korn/Ferry International	15,402
1,500	*	Liquidity Services, Inc	10,485
493	*	Mantech International Corp (Class A)	20,657
386	*	MicroStrategy, Inc (Class A)	13,197

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,700	*	MODUSLINK GLOBAL SOLUTIONS, Inc	$4,403
100	*	Monotype Imaging Holdings, Inc	374
10,650	*	MPS Group, Inc	63,368
1,341	*	NCI, Inc (Class A)	34,866
2,946	*	Ness Technologies, Inc	8,691
1,930	*	NetFlix, Inc	82,836
800	*	Netscout Systems, Inc	5,728
1,000		NIC, Inc	5,200
5,377	*	On Assignment, Inc	14,572
1,100	*	Online Resources Corp	4,631
9,057	*	Parametric Technology Corp	90,389
2,300		Pegasystems, Inc	42,711
7,290	*	Perficient, Inc	39,366
7,916	*	Perot Systems Corp (Class A)	101,957
6,070	*	Premiere Global Services, Inc	53,537
4,021	*	Progress Software Corp	69,805
1,661	*	PROS Holdings, Inc	7,724
5,646	*	Quest Software, Inc	71,591
2,000	*	Rackspace Hosting, Inc	14,980
4,000	*	RealNetworks, Inc	9,320
6,024	*	Rent-A-Center, Inc	116,684
12,366	*	S1 Corp	63,685
21,216	*	Sapient Corp	94,835
1,800	*	SonicWALL, Inc	8,028
800	*	Sonus Networks, Inc	1,256
2,856	*	SPSS, Inc	81,196
4,300	*	Sybase, Inc	130,246
5,140	*	SYKES Enterprises, Inc	85,478
3,739	*	SYNNEX Corp	73,546
7,541	*	TeleTech Holdings, Inc	82,121
22,702	*	TIBCO Software, Inc	133,260
4,048	*	TNS, Inc	33,113
2,400	*	TrueBlue, Inc	19,800
10,399		United Online, Inc	46,380
5,260	*	Valueclick, Inc	44,763
2,228	*	Vasco Data Security International	12,856
2,700		Viad Corp	38,124
2,572	*	Virtusa Corp	15,946
1,128	*	Websense, Inc	13,536
12,324	*	Wind River Systems, Inc	78,874

		TOTAL BUSINESS SERVICES	3,417,267

CHEMICALS AND ALLIED PRODUCTS - 6.91%
2,220	*	Acorda Therapeutics, Inc	43,978
7,600	*	Adolor Corp	15,504
3,036	*	Albany Molecular Research, Inc	28,629
4,340	*	Alexion Pharmaceuticals, Inc	163,445
8,510	*	Alkermes, Inc	103,226
3,163	*	Allos Therapeutics, Inc	19,547
3,425	*	Alnylam Pharmaceuticals, Inc	65,212
800	*	AMAG Pharmaceuticals, Inc	29,416
4,251	*	Arena Pharmaceuticals, Inc	12,796

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,070	*	Auxilium Pharmaceuticals, Inc	$85,100
1,800	*	Calgon Carbon Corp	25,506
1,400	*	Caraco Pharmaceutical Laboratories Ltd	4,928
500	*	Chattem, Inc	28,025
1,927	*	Cubist Pharmaceuticals, Inc	31,526
3,170	*	Cypress Bioscience, Inc	22,539
5,940	*	Dendreon Corp	24,948
3,630	*	Emergent Biosolutions, Inc	49,041
1,075	*	Facet Biotech Corp	10,213
6,390	*	Halozyme Therapeutics, Inc	34,889
286	*	Idenix Pharmaceuticals, Inc	881
700	*	Idera Pharmaceuticals, Inc	4,529
2,884	*	Immucor, Inc	72,533
3,923	*	Immunogen, Inc	27,853
4,207		Innophos Holdings, Inc	47,455
4,830		Innospec, Inc	18,209
6,033	*	Inspire Pharmaceuticals, Inc	24,494
700		Inter Parfums, Inc	4,081
2,050	*	InterMune, Inc	33,702
2,906		Koppers Holdings, Inc	42,195
600	*	Landec Corp	3,342
532		Martek Biosciences Corp	9,709
4,901	*	Medicines Co	53,127
437		Meridian Bioscience, Inc	7,918
3,040		Minerals Technologies, Inc	97,432
2,900	*	Neurocrine Biosciences, Inc	10,295
1,100		NewMarket Corp	48,730
1,220	*	Noven Pharmaceuticals, Inc	11,566
11,260	*	NPS Pharmaceuticals, Inc	47,292
4,750	*	Obagi Medical Products, Inc	25,555
3,060		Olin Corp	43,666
3,340	*	Onyx Pharmaceuticals, Inc	95,357
1,827	*	OSI Pharmaceuticals, Inc	69,901
2,490	*	Parexel International Corp	24,228
8,120		PDL BioPharma, Inc	57,490
2,003	*	PetMed Express, Inc	33,009
2,760	*	Pozen, Inc	16,891
2,700	*	Prestige Brands Holdings, Inc	13,986
10,500	*	Questcor Pharmaceuticals, Inc	51,660
280	*	Salix Pharmaceuticals Ltd	2,660
1,490		Sensient Technologies Corp	35,015
1,513		Stepan Co	41,305
890	*	United Therapeutics Corp	58,820
2,710	*	Valeant Pharmaceuticals International	48,211
3,940	*	Viropharma, Inc	20,685

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,002,250

COAL MINING - 0.06%
5,700	*	International Coal Group, Inc	9,177
982	*	Westmoreland Coal Co	7,041

		TOTAL COAL MINING	16,218

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 2.31%
2,494		Adtran, Inc	$40,428
1,270	*	Anixter International, Inc	40,234
2,271		Atlantic Tele-Network, Inc	43,558
29,580	*	Cincinnati Bell, Inc	68,033
2,827	*	Cox Radio, Inc (Class A)	11,591
4,817	*	Global Crossing Ltd	33,719
1,250	*	Hughes Communications, Inc	15,038
4,550	*	j2 Global Communications, Inc	99,599
500	*	Neutral Tandem, Inc	12,305
5,590	*	Novatel Wireless, Inc	31,416
2,790		NTELOS Holdings Corp	50,611
5,090	*	Syniverse Holdings, Inc	80,217
4,905	*	TeleCommunication Systems, Inc (Class A)	44,979
5,490	*	TiVo, Inc	38,650
5,444		USA Mobility, Inc	50,139
7,900	*	Virgin Mobile USA, Inc (Class A)	10,191

		TOTAL COMMUNICATIONS	670,708

DEPOSITORY INSTITUTIONS - 9.50%
1,300		1st Source Corp	23,465
595		Ameris Bancorp	2,802
992		Bancfirst Corp	36,109
4,927		Banco Latinoamericano de Exportaciones S.A. (Class E)	46,166
1,350		BancTrust Financial Group, Inc	8,546
100		Bank Mutual Corp	906
1,946		Bank of the Ozarks, Inc	44,914
1,400	*	Beneficial Mutual Bancorp, Inc	13,790
2,380		Berkshire Hills Bancorp, Inc	54,550
5,772		Brookline Bancorp, Inc	54,834
1,192		City Holding Co	32,530
5,460		Community Bank System, Inc	91,455
6,120		CVB Financial Corp	40,576
3,400		Dime Community Bancshares	31,892
1,730	*	Dollar Financial Corp	16,470
3,200		East West Bancorp, Inc	14,624
298		First Bancorp	3,567
4,360		First Commonwealth Financial Corp	38,673
4,540		First Financial Bancorp	43,266
1,590		First Financial Bankshares, Inc	76,590
700		First Financial Holdings, Inc	5,355
1,840		First Merchants Corp	19,854
10,396		First Niagara Financial Group, Inc	113,316
6,358		FirstMerit Corp	115,716
600		Flushing Financial Corp	3,612
2,500		FNB Corp	19,175
2,887		Hancock Holding Co	90,305
1,170		IBERIABANK Corp	53,750
900		Independent Bank Corp	13,275
1,400		International Bancshares Corp	10,920
2,140		Lakeland Bancorp, Inc	17,184
400		Lakeland Financial Corp	7,676

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,583		MainSource Financial Group, Inc	$20,767
2,400		Nara Bancorp, Inc	7,056
5,116		National Penn Bancshares, Inc	42,463
4,100		NBT Bancorp, Inc	88,724
7,090	*	Net 1 UEPS Technologies, Inc	107,839
6,750		NewAlliance Bancshares, Inc	79,245
1,488		Northwest Bancorp, Inc	25,147
485		Old Second Bancorp, Inc	3,080
3,642	*	Pinnacle Financial Partners, Inc	86,352
4,612		Prosperity Bancshares, Inc	126,137
5,672		Provident Financial Services, Inc	61,314
672		Provident New York Bancorp	5,746
249		Renasant Corp	3,127
1,301		Republic Bancorp, Inc (Class A)	24,290
1,086		S.Y. Bancorp, Inc	26,390
1,171		SCBT Financial Corp	24,474
2,659	*	Signature Bank	75,064
2,210		Simmons First National Corp (Class A)	55,670
506		Southside Bancshares, Inc	9,563
1,451		Southwest Bancorp, Inc	13,610
4,555		Sterling Bancorp	45,095
2,828		Sterling Bancshares, Inc	18,495
952		Suffolk Bancorp	24,742
5,162	*	Sun Bancorp, Inc	26,791
2,360		Susquehanna Bancshares, Inc	22,019
2,580	*	SVB Financial Group	51,626
658		Tompkins Trustco, Inc	28,294
2,100		Trico Bancshares	35,154
3,400		Trustco Bank Corp NY	20,468
2,450		Trustmark Corp	45,031
3,467		UMB Financial Corp	147,312
1,570		Umpqua Holdings Corp	14,224
2,972		United Financial Bancorp, Inc	38,903
400		Washington Trust Bancorp, Inc	6,500
1,000		WesBanco, Inc	22,830
2,491		Westamerica Bancorporation	113,490
3,200		Westfield Financial, Inc	28,160
6,312		Wilshire Bancorp, Inc	32,570

		TOTAL DEPOSITORY INSTITUTIONS	2,753,625

EATING AND DRINKING PLACES - 2.22%
2,500	*	AFC Enterprises	11,275
4,160		Bob Evans Farms, Inc	93,267
3,800	*	California Pizza Kitchen, Inc	49,704
3,040	*	CEC Entertainment, Inc	78,675
7,700	*	Cheesecake Factory	88,165
900		CKE Restaurants, Inc	7,560
14,835	*	Denny’s Corp	24,774
500	*	Einstein Noah Restaurant Group, Inc	2,915
1,740	*	Jack in the Box, Inc	40,525
3,362	*	Papa John’s International, Inc	76,889
2,270	*	PF Chang’s China Bistro, Inc	51,938

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,300	*	Texas Roadhouse, Inc (Class A)	$31,449
17,210		Wendy’s/Arby’s Group, Inc (Class A)	86,566

		TOTAL EATING AND DRINKING PLACES	643,702

EDUCATIONAL SERVICES - 0.50%
1,320	*	American Public Education, Inc	55,519
4,649	*	Corinthian Colleges, Inc	90,423

		TOTAL EDUCATIONAL SERVICES	145,942

ELECTRIC, GAS, AND SANITARY SERVICES - 5.07%
3,730		Avista Corp	51,399
1,590		California Water Service Group	66,557
700		Chesapeake Utilities Corp	21,336
1,190	*	Clean Harbors, Inc	57,120
6,880	*	El Paso Electric Co	96,939
2,580		Idacorp, Inc	60,269
900		ITC Holdings Corp	39,258
1,565		Laclede Group, Inc	61,004
400		MGE Energy, Inc	12,548
1,300		New Jersey Resources Corp	44,174
3,350		Nicor, Inc	111,321
595		Northwest Natural Gas Co	25,835
5,235		NorthWestern Corp	112,448
954		Piedmont Natural Gas Co, Inc	24,699
3,200	*	Pike Electric Corp	29,600
4,571		Portland General Electric Co	80,404
2,741		South Jersey Industries, Inc	95,935
5,524		Southwest Gas Corp	116,390
4,511		UIL Holdings Corp	100,686
720		Unisource Energy Corp	20,297
1,670	*	Waste Connections, Inc	42,919
600	*	Waste Services, Inc	2,568
4,160		Westar Energy, Inc	72,925
3,760		WGL Holdings, Inc	123,327

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,469,958

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.85%
900	*	Actel Corp	9,108
360		Acuity Brands, Inc	8,114
18,880	*	Amkor Technology, Inc	50,598
15,102	*	Applied Micro Circuits Corp	73,396
14,924	*	Arris Group, Inc	109,989
2,400	*	Atheros Communications, Inc	35,184
1,700	*	AZZ, Inc	44,863
5,300	*	Benchmark Electronics, Inc	59,360
6,230	*	BigBand Networks, Inc	40,807
2,170	*	Ceradyne, Inc	39,342
1,510	*	Checkpoint Systems, Inc	13,545
4,774		CTS Corp	17,234
1,900		Cubic Corp	48,127
977	*	Energy Conversion Devices, Inc	12,965
6,588	*	EnerSys	79,847

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,160	*	Exide Technologies	$51,480
7,787	*	GrafTech International Ltd	47,968
9,700	*	GT Solar International, Inc	64,408
10,480	*	Harmonic, Inc	68,120
2,239	*	Infinera Corp	16,569
3,160	*	InterDigital, Inc	81,591
2,800		IXYS Corp	22,568
21,400	*	Lattice Semiconductor Corp	29,532
5,366		Methode Electronics, Inc	19,210
8,280	*	Microsemi Corp	96,048
7,082	*	Microtune, Inc	12,889
1,200	*	MIPS Technologies, Inc	3,516
1,117	*	Moog, Inc (Class A)	25,546
5,468	*	Multi-Fineline Electronix, Inc	92,081
200	*	NVE Corp	5,762
4,436	*	Omnivision Technologies, Inc	29,810
2,979	*	Oplink Communications, Inc	22,938
3,049	*	OSI Systems, Inc	46,528
6,030	*	Pericom Semiconductor Corp	44,079
3,400	*	Photronics, Inc	3,264
3,420		Plantronics, Inc	41,279
4,230	*	Plexus Corp	58,459
14,626	*	PMC - Sierra, Inc	93,314
4,555	*	Polycom, Inc	70,101
561	*	Powell Industries, Inc	19,809
1,000		Raven Industries, Inc	20,780
60,400	*	Sanmina-SCI Corp	18,422
4,540	*	Semtech Corp	60,609
18,324	*	Silicon Image, Inc	43,978
13,717	*	Silicon Storage Technology, Inc	22,633
12,900	*	Skyworks Solutions, Inc	103,974
944	*	Starent Networks Corp	14,925
1,829	*	Synaptics, Inc	48,944
3,300	*	Tekelec	43,659
4,090	*	Tessera Technologies, Inc	54,683
5,100	*	Trident Microsystems, Inc	7,446
19,736	*	Triquint Semiconductor, Inc	48,748
3,673	*	TTM Technologies, Inc	21,303
500	*	Universal Electronics, Inc	9,050
700	*	Utstarcom, Inc	546
840	*	Viasat, Inc	17,489
3,533	*	Volterra Semiconductor Corp	29,819

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,276,356

ENGINEERING AND MANAGEMENT SERVICES - 3.67%
1,144	*	Affymax, Inc	18,430
952	*	Ariad Pharmaceuticals, Inc	1,133
6,800	*	Celera Corp	51,884
3,100	*	CV Therapeutics, Inc	61,628
350	*	Exelixis, Inc	1,610
2,426	*	Exponent, Inc	61,451
1,500	*	Furmanite Corp	4,665

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,600	*	Incyte Corp	$13,104
7,240	*	Isis Pharmaceuticals, Inc	108,672
2,592	*	Luminex Corp	46,967
100		MAXIMUS, Inc	3,986
5,600	*	Maxygen, Inc	38,080
1,818	*	Michael Baker Corp	47,268
4,780	*	Myriad Genetics, Inc	217,347
3,432	*	PRG-Schultz International, Inc	9,747
5,220	*	Regeneron Pharmaceuticals, Inc	72,349
5,068	*	Repligen Corp	24,276
6,163	*	Seattle Genetics, Inc	60,767
1,300	*	Sequenom, Inc	18,486
3,293	*	Tetra Tech, Inc	67,111
300		VSE Corp	8,010
2,549		Watson Wyatt & Co Holdings (Class A)	125,844

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,062,815

FABRICATED METAL PRODUCTS - 1.14%
4,006	*	Bway Holding Co	31,607
7,443	*	Chart Industries, Inc	58,651
3,780		CIRCOR International, Inc	85,126
3,379		Gulf Island Fabrication, Inc	27,066
2,000		Insteel Industries, Inc	13,920
2,053		Silgan Holdings, Inc	107,864
3,473	*	Trimas Corp	6,078

		TOTAL FABRICATED METAL PRODUCTS	330,312

FISHING, HUNTING, AND TRAPPING - 0.02%
608	*	HQ Sustainable Maritime Industries, Inc	4,651

		TOTAL FISHING, HUNTING, AND TRAPPING	4,651

FOOD AND KINDRED PRODUCTS - 1.65%
2,300	*	AgFeed Industries, Inc	5,198
100	*	Central Garden & Pet Co	761
13,526	*	Darling International, Inc	50,181
2,980		Flowers Foods, Inc	69,970
1,829		J&J Snack Foods Corp	63,265
1,700		Lancaster Colony Corp	70,516
1,200		Lance, Inc	24,984
1,240	*	National Beverage Corp	11,371
600	*	Omega Protein Corp	1,584
500	*	Peet’s Coffee & Tea, Inc	10,810
2,370	*	Ralcorp Holdings, Inc	127,696
1,100		Sanderson Farms, Inc	41,305

		TOTAL FOOD AND KINDRED PRODUCTS	477,641

FOOD STORES - 0.67%
540		Ingles Markets, Inc (Class A)	8,062
3,840	*	Pantry, Inc	67,623
2,194		Ruddick Corp	49,255
660		Village Super Market (Class A)	20,572
1,600		Weis Markets, Inc	49,664

		TOTAL FOOD STORES	195,176

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FURNITURE AND FIXTURES - 0.32%
4,623		Herman Miller, Inc	$49,281
2,680		HNI Corp	27,872
2,273		Kimball International, Inc (Class B)	14,911

		TOTAL FURNITURE AND FIXTURES	92,064

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
9,422		Knoll, Inc	57,757

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	57,757

GENERAL BUILDING CONTRACTORS - 0.52%
960		Brookfield Homes Corp	3,312
5,190	*	Hovnanian Enterprises, Inc (Class A)	8,096
2,000		M/I Homes, Inc	13,980
2,100	*	Meritage Homes Corp	23,982
800	*	Palm Harbor Homes, Inc	1,784
4,100	*	Perini Corp	50,430
2,671		Ryland Group, Inc	44,499
6,800	*	Standard-Pacific Corp	5,984

		TOTAL GENERAL BUILDING CONTRACTORS	152,067

GENERAL MERCHANDISE STORES - 0.62%
3,530		Casey’s General Stores, Inc	94,110
3,783	*	Conn’s, Inc	53,113
3,800		Dillard’s, Inc (Class A)	21,660
6,267	*	Retail Ventures, Inc	9,526

		TOTAL GENERAL MERCHANDISE STORES	178,409

HEALTH SERVICES - 1.44%
830	*	Amedisys, Inc	22,817
4,180	*	CryoLife, Inc	21,652
1,340	*	Genoptix, Inc	36,555
1,600	*	Gentiva Health Services, Inc	24,320
2,000	*	Healthsouth Corp	17,760
1,055	*	Immunomedics, Inc	1,013
2,971	*	Kindred Healthcare, Inc	44,416
1,600	*	LHC Group, Inc	35,648
1,404	*	Life Sciences Research, Inc	10,067
3,380	*	Magellan Health Services, Inc	123,167
2,600	*	Nighthawk Radiology Holdings, Inc	7,020
417	*	Odyssey HealthCare, Inc	4,045
1,570	*	Psychiatric Solutions, Inc	24,696
3,150	*	Skilled Healthcare Group, Inc (Class A)	25,862
2,200	*	Sun Healthcare Group, Inc	18,568

		TOTAL HEALTH SERVICES	417,606

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.65%
2,300		Granite Construction, Inc	86,204
1,800	*	LB Foster Co (Class A)	44,694

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,117	*	Matrix Service Co	$58,502

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	189,400

HOLDING AND OTHER INVESTMENT OFFICES - 6.34%
2,727		Agree Realty Corp	42,787
5,950		Anworth Mortgage Asset Corp	36,474
26,417		Ashford Hospitality Trust, Inc	40,682
2,000		Associated Estates Realty Corp	11,360
2,400		BioMed Realty Trust, Inc	16,248
8,221		Capital Lease Funding, Inc	16,195
5,090		Capstead Mortgage Corp	54,667
2,350		Cedar Shopping Centers, Inc	4,089
3,970		Corporate Office Properties Trust	98,574
2,000		Cousins Properties, Inc	12,880
1,500		Danvers Bancorp, Inc	20,715
5,600		DCT Industrial Trust, Inc	17,752
9,010		DiamondRock Hospitality Co	36,130
1,620		EastGroup Properties, Inc	45,473
6,242		Education Realty Trust, Inc	21,785
1,000		Entertainment Properties Trust	15,760
1,600		Equity Lifestyle Properties, Inc	60,960
2,260		Extra Space Storage, Inc	12,453
5,000		FelCor Lodging Trust, Inc	6,800
5,040		First Potomac Realty Trust	37,044
1,100		Franklin Street Properties Corp	13,530
1,784		Getty Realty Corp	32,736
2,000		Healthcare Realty Trust, Inc	29,980
6,910		Hersha Hospitality Trust	13,129
2,100		Highwoods Properties, Inc	44,982
1,988		Home Properties, Inc	60,932
3,000		iShares Russell 2000 Index Fund	125,819
3,000		Kite Realty Group Trust	7,350
4,481		LTC Properties, Inc	78,597
10,770		MFA Mortgage Investments, Inc	63,328
3,262		Mid-America Apartment Communities, Inc	100,566
2,210		Mission West Properties, Inc	14,144
2,645		National Retail Properties, Inc	41,897
4,889		NorthStar Realty Finance Corp	11,342
2,320		Omega Healthcare Investors, Inc	32,666
3,330		One Liberty Properties, Inc	11,722
2,950		Potlatch Corp	68,411
3,710		Prospect Capital Corp	31,609
2,615		PS Business Parks, Inc	96,363
4,230		Realty Income Corp	79,609
5,626		Resource Capital Corp	17,103
320		Saul Centers, Inc	7,350
6,600		Senior Housing Properties Trust	92,532
1,346		Sovran Self Storage, Inc	27,028
9,500		Strategic Hotels & Resorts, Inc	6,555
354		Sun Communities, Inc	4,188
8,944		Sunstone Hotel Investors, Inc	23,523
870		Tanger Factory Outlet Centers, Inc	26,848

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,440		Urstadt Biddle Properties, Inc (Class A)	$19,325
2,983		U-Store-It Trust	6,026
2,310		Washington Real Estate Investment Trust	39,963

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,837,981

HOTELS AND OTHER LODGING PLACES - 0.24%
1,752	*	Gaylord Entertainment Co	14,594
1,000	*	Isle of Capri Casinos, Inc	5,290
700	*	Riviera Holdings Corp	714
2,350	*	Vail Resorts, Inc	48,011

		TOTAL HOTELS AND OTHER LODGING PLACES	68,609

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.01%
900		Alamo Group, Inc	9,594
4,472	*	Altra Holdings, Inc	17,351
2,793		Ampco-Pittsburgh Corp	37,035
2,021		Black Box Corp	47,716
800	*	Bolt Technology Corp	5,688
16,673	*	Cirrus Logic, Inc	62,690
2,657	*	Columbus McKinnon Corp	23,169
750	*	Dril-Quip, Inc	23,025
8,490	*	Emulex Corp	42,705
3,658	*	ENGlobal Corp	16,607
3,811	*	EnPro Industries, Inc	65,168
16,300	*	Entegris, Inc	14,018
20,480	*	Extreme Networks, Inc	31,130
1,117		Graham Corp	10,019
2,560	*	Intermec, Inc	26,624
963	*	Kadant, Inc	11,094
3,170	*	Kulicke & Soffa Industries, Inc	8,305
4,300	*	Micros Systems, Inc	80,626
361		Nacco Industries, Inc (Class A)	9,812
7,895	*	Netezza Corp	53,686
2,780	*	Netgear, Inc	33,499
2,800		NN, Inc	3,528
5,410	*	Riverbed Technology, Inc	70,763
4,930		Robbins & Myers, Inc	74,788
3,770		Sauer-Danfoss, Inc	9,199
450	*	Scansource, Inc	8,361
1,810		Standex International Corp	16,652
4,070	*	Super Micro Computer, Inc	20,024
3,560		Woodward Governor Co	39,801

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	872,677

INSTRUMENTS AND RELATED PRODUCTS - 5.24%
700	*	Accuray, Inc	3,521
3,520	*	American Medical Systems Holdings, Inc	39,248
770		American Science & Engineering, Inc	42,966
1,130	*	Bio-Rad Laboratories, Inc (Class A)	74,467
4,081	*	Cantel Medical Corp	52,522
1,390	*	Coherent, Inc	23,978
4,390	*	Conmed Corp	63,260

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,930	*	Cyberonics, Inc	$38,881
3,640	*	Cynosure, Inc (Class A)	22,168
4,254	*	Depomed, Inc	10,039
1,080	*	Dionex Corp	51,030
800	*	Esterline Technologies Corp	16,152
5,034	*	Fossil, Inc	79,034
540	*	Haemonetics Corp	29,743
4,161	*	I-Flow Corp	15,188
1,357	*	II-VI, Inc	23,313
4,270		Invacare Corp	68,448
2,558	*	Kensey Nash Corp	54,409
900	*	LaBarge, Inc	7,533
5,989	*	Lydall, Inc	17,787
2,830	*	Masimo Corp	82,013
5,520	*	Merit Medical Systems, Inc	67,399
273		Mine Safety Appliances Co	5,465
2,637		MTS Systems Corp	59,992
1,127	*	NuVasive, Inc	35,365
320	*	NxStage Medical, Inc	826
2,275	*	SonoSite, Inc	40,677
5,780		STERIS Corp	134,559
2,400	*	Symmetry Medical, Inc	15,144
3,342	*	Teledyne Technologies, Inc	89,165
3,360	*	Thoratec Corp	86,318
2,653	*	Varian, Inc	62,982
2,450	*	Vnus Medical Technologies, Inc	52,112
1,200	*	Volcano Corp	17,460
2,297	*	Zoll Medical Corp	32,985
400	*	Zygo Corp	1,836

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,517,985

INSURANCE AGENTS, BROKERS AND SERVICE - 0.18%
7,655	*	Crawford & Co (Class B)	51,442

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	51,442

INSURANCE CARRIERS - 4.81%
200	*	American Safety Insurance Holdings Ltd	2,302
3,240	*	AMERIGROUP Corp	89,230
5,730	*	Amerisafe, Inc	87,784
3,961	*	Argo Group International Holdings Ltd	119,345
6,028		Aspen Insurance Holdings Ltd	135,388
1,408		Assured Guaranty Ltd	9,532
2,550	*	Catalyst Health Solutions, Inc	50,541
4,625	*	Centene Corp	83,343
4,050	*	CNA Surety Corp	74,682
3,560		Delphi Financial Group, Inc (Class A)	47,918
3,670	*	Hallmark Financial Services	25,433
5,652	*	Healthspring, Inc	47,307
670		Infinity Property & Casualty Corp	22,733
1,280		IPC Holdings Ltd	34,611
982		Max Re Capital Ltd	16,930
12,931		Meadowbrook Insurance Group, Inc	78,879

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,495	*	Molina Healthcare, Inc	$47,455
200		National Interstate Corp	3,382
2,990		Odyssey Re Holdings Corp	113,411
1,480		Platinum Underwriters Holdings Ltd	41,973
3,378	*	PMA Capital Corp (Class A)	14,086
200		Presidential Life Corp	1,558
940	*	ProAssurance Corp	43,823
156		Safety Insurance Group, Inc	4,848
3,200	*	SeaBright Insurance Holdings, Inc	33,472
1,165		State Auto Financial Corp	20,504
500		Tower Group, Inc	12,315
8,586	*	Universal American Financial Corp	72,723
2,420		Validus Holdings Ltd	57,306

		TOTAL INSURANCE CARRIERS	1,392,814

LEATHER AND LEATHER PRODUCTS - 0.45%
1,700	*	Genesco, Inc	32,011
1,790	*	Steven Madden Ltd	33,616
4,172		Wolverine World Wide, Inc	65,000

		TOTAL LEATHER AND LEATHER PRODUCTS	130,627

LEGAL SERVICES - 0.11%
1,084	*	Pre-Paid Legal Services, Inc	31,469

		TOTAL LEGAL SERVICES	31,469

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.27%
2,530	*	Emergency Medical Services Corp (Class A)	79,417

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	79,417

METAL MINING - 0.20%
1,270		Royal Gold, Inc	59,385

		TOTAL METAL MINING	59,385

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
8,700		Callaway Golf Co	62,466
3,590	*	Jakks Pacific, Inc	44,337
730	*	RC2 Corp	3,847

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	110,650

MISCELLANEOUS RETAIL - 1.18%
11,000	*	1-800-FLOWERS.COM, Inc (Class A)	22,770
1,667	*	Bidz.com, Inc	6,701
3,343		Cash America International, Inc	52,351
668	*	CKX, Inc	2,739
6,634	*	Ezcorp, Inc (Class A)	76,756
3,580	*	Fuqi International, Inc	16,826
3,222	*	Jo-Ann Stores, Inc	52,647
2,100	*	PC Connection, Inc	7,980
3,130		Systemax, Inc	40,440
1,953		World Fuel Services Corp	61,773

		TOTAL MISCELLANEOUS RETAIL	340,983

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 0.37%
3,715		Cinemark Holdings, Inc	$34,884
2,197		National CineMedia, Inc	28,956
5,070	*	tw telecom inc (Class A)	44,363

		TOTAL MOTION PICTURES	108,203

NONDEPOSITORY INSTITUTIONS - 0.35%
10,363		Advance America Cash Advance Centers, Inc	17,513
2,393		Apollo Investment Corp	8,328
4,150		Ares Capital Corp	20,086
5,025		Chimera Investment Corp	16,884
200	*,b	DVI, Inc	0
1,800		Kohlberg Capital Corp	5,508
1,100	*	Mitcham Industries, Inc	4,191
1,740	*	World Acceptance Corp	29,754

		TOTAL NONDEPOSITORY INSTITUTIONS	102,264

NONMETALLIC MINERALS, EXCEPT FUELS - 0.35%
1,800		Compass Minerals International, Inc	101,466

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	101,466

OIL AND GAS EXTRACTION - 2.26%
1,600	*	Abraxas Petroleum Corp	1,648
1,600	*	Approach Resources, Inc	9,920
2,876	*	Basic Energy Services, Inc	18,608
1,070	*	Bill Barrett Corp	23,797
2,848	*	Cal Dive International, Inc	19,281
2,140	*	Clayton Williams Energy, Inc	62,574
1,890	*	Complete Production Services, Inc	5,821
1,284	*	Comstock Resources, Inc	38,263
3,050	*	Concho Resources, Inc	78,049
1,991	*	Dawson Geophysical Co	26,879
18,912	*	Endeavour International Corp	16,453
3,000	*	EXCO Resources, Inc	30,000
1,300	*	Georesources, Inc	8,736
1,490	*	Goodrich Petroleum Corp	28,846
400	*	Gulfport Energy Corp	928
10,774	*	McMoRan Exploration Co	50,638
1,000		Panhandle Oil and Gas, Inc (Class A)	17,120
3,719		Penn Virginia Corp	40,835
1,600	*	Petroleum Development Corp	18,896
2,800	*	Pioneer Drilling Co	9,184
1,600	*	Union Drilling, Inc	6,080
14,680	*	Vaalco Energy, Inc	77,657
6,640	*	Willbros Group, Inc	64,408

		TOTAL OIL AND GAS EXTRACTION	654,621

PAPER AND ALLIED PRODUCTS - 0.31%
2,373	*	Buckeye Technologies, Inc	5,054
2,557		Rock-Tenn Co (Class A)	69,167
900		Schweitzer-Mauduit International, Inc	16,614

		TOTAL PAPER AND ALLIED PRODUCTS	90,835

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PERSONAL SERVICES - 0.26%
1,400		Regis Corp	$20,230
2,200	*	Steiner Leisure Ltd	53,702

		TOTAL PERSONAL SERVICES	73,932

PETROLEUM AND COAL PRODUCTS - 0.90%
2,300		Alon USA Energy, Inc	31,510
9,224	*	CVR Energy, Inc	51,101
2,300		Delek US Holdings, Inc	23,828
28,078	*	Gran Tierra Energy, Inc	70,476
2,628		Quaker Chemical Corp	20,866
5,320		Western Refining, Inc	63,521

		TOTAL PETROLEUM AND COAL PRODUCTS	261,302

PRIMARY METAL INDUSTRIES - 0.97%
4,860		Belden CDT, Inc	60,799
3,230		Gibraltar Industries, Inc	15,246
1,536	*	Haynes International, Inc	27,372
1,003		Matthews International Corp (Class A)	28,896
4,500	*	Metalico, Inc	7,650
4,010		Mueller Industries, Inc	86,977
990		Olympic Steel, Inc	15,018
4,440		Worthington Industries, Inc	38,672

		TOTAL PRIMARY METAL INDUSTRIES	280,630

PRINTING AND PUBLISHING - 0.35%
800	*	ACCO Brands Corp	784
3,050	*	Consolidated Graphics, Inc	38,796
100		CSS Industries, Inc	1,700
697		Ennis, Inc	6,175
4,615		Standard Register Co	21,137
1,200	*	VistaPrint Ltd	32,988

		TOTAL PRINTING AND PUBLISHING	101,580

REAL ESTATE - 0.11%
5,200	*	LoopNet, Inc	31,616

		TOTAL REAL ESTATE	31,616

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.58%
5,600		Schulman (A.), Inc	75,880
3,360		Titan International, Inc	16,901
4,360		Tupperware Corp	74,076

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	166,857

SECURITY AND COMMODITY BROKERS - 1.24%
3,110	*	Duff & Phelps Corp	48,983
700		Fifth Street Finance Corp	5,418
10,877		GFI Group, Inc	34,915
300		Greenhill & Co, Inc	22,155

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,670	*	Interactive Brokers Group, Inc (Class A)	$26,937
6,930	*	Knight Capital Group, Inc (Class A)	102,148
570	*	Stifel Financial Corp	24,687
6,047		SWS Group, Inc	93,910

		TOTAL SECURITY AND COMMODITY BROKERS	359,153

SOCIAL SERVICES - 0.01%
189	*	Res-Care, Inc	2,752

		TOTAL SOCIAL SERVICES	2,752

SPECIAL TRADE CONTRACTORS - 0.94%
999	*	AsiaInfo Holdings, Inc	16,833
500		Chemed Corp	19,450
7,860		Comfort Systems USA, Inc	81,508
5,359	*	Dycom Industries, Inc	31,029
6,000	*	EMCOR Group, Inc	103,020
1,200	*	Layne Christensen Co	19,284

		TOTAL SPECIAL TRADE CONTRACTORS	271,124

STONE, CLAY, AND GLASS PRODUCTS - 0.30%
5,120		Apogee Enterprises, Inc	56,218
1,100		CARBO Ceramics, Inc	31,284

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	87,502

TRANSPORTATION BY AIR - 1.05%
3,746	*	Alaska Air Group, Inc	65,817
1,490	*	Allegiant Travel Co	67,735
1,800	*	Bristow Group, Inc	38,574
12,155	*	Hawaiian Holdings, Inc	45,338
100	*	PHI, Inc	998
6,840		Skywest, Inc	85,090

		TOTAL TRANSPORTATION BY AIR	303,552

TRANSPORTATION EQUIPMENT - 1.85%
2,350	*	ATC Technology Corp	26,320
14,918		Brunswick Corp	51,467
5,250	*	Cogo Group, Inc	35,070
1,970		Ducommun, Inc	28,644
5,600	*	Force Protection, Inc	26,880
1,400	*	Fuel Systems Solutions, Inc	18,872
506		Heico Corp	12,296
1,900		Kaman Corp	23,826
1,000	*	LMI Aerospace, Inc	7,240
4,300	*	Orbital Sciences Corp	51,127
1,450		Polaris Industries, Inc	31,088
3,900		Spartan Motors, Inc	15,678
613	*	TransDigm Group, Inc	20,131
2,470		Triumph Group, Inc	94,354
3,540		Westinghouse Air Brake Technologies Corp	93,385

		TOTAL TRANSPORTATION EQUIPMENT	536,378

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.23%
1,201	*	Dynamex, Inc	$15,709
3,038	*	HUB Group, Inc (Class A)	51,646

		TOTAL TRANSPORTATION SERVICES	67,355

TRUCKING AND WAREHOUSING - 0.69%
1,324		Arkansas Best Corp	25,182
3,528	*	Marten Transport Ltd	65,903
3,372	*	Saia, Inc	40,295
4,530		Werner Enterprises, Inc	68,495

		TOTAL TRUCKING AND WAREHOUSING	199,875

WATER TRANSPORTATION - 0.21%
3,787	*	American Commercial Lines, Inc	12,005
2,190		Genco Shipping & Trading Ltd	27,024
620		Nordic American Tanker Shipping	18,166
1,000	*	Ultrapetrol Bahamas Ltd	2,700

		TOTAL WATER TRANSPORTATION	59,895

WHOLESALE TRADE-DURABLE GOODS - 1.09%
426		Applied Industrial Technologies, Inc	7,187
4,080	*	Beacon Roofing Supply, Inc	54,631
1,830		Castle (A.M.) & Co	16,324
2,595		Houston Wire & Cable Co	20,111
2,066	*	MWI Veterinary Supply, Inc	58,840
1,842		Owens & Minor, Inc	61,025
4,638	*	PSS World Medical, Inc	66,555
1,310	*	Solera Holdings, Inc	32,462

		TOTAL WHOLESALE TRADE-DURABLE GOODS	317,135

WHOLESALE TRADE-NONDURABLE GOODS - 1.61%
1,453		Aceto Corp	8,660
12,000	*	Alliance One International, Inc	46,080
7,764		Allscripts Healthcare Solutions, Inc	79,892
2,533	*	Clearwater Paper Corp	20,340
1,250	*	Fresh Del Monte Produce, Inc	20,525
3,923	*	LSB Industries, Inc	38,798
800		Nash Finch Co	22,472
4,384		Nu Skin Enterprises, Inc (Class A)	45,988
2,457	*	Perry Ellis International, Inc	8,501
2,873		Spartan Stores, Inc	44,273
2,330	*	Tractor Supply Co	84,020
1,650	*	United Stationers, Inc	46,332

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	465,881

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS (Cost $39,690,943)	$28,992,699

	TOTAL PORTFOLIO - 100.04% (Cost $39,690,943)	28,992,699
	OTHER ASSETS AND LIABILITIES, NET - (0.04%)	(10,634)

	NET ASSETS - 100.00%	$28,982,065

*	Non-income producing
b	In bankruptcy

At March 31, 2009, the net unrealized depreciation on investment was $10,698,244, consisting of gross unrealized appreciation of $1,136,521 and gross unrealized depreciation of $11,834,765.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.56%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
439	*	Chiquita Brands International, Inc	$2,911

		TOTAL AGRICULTURAL PRODUCTION-CROPS	2,911

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
200		Cal-Maine Foods, Inc	4,478
4		Seaboard Corp	4,040

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	8,518

AGRICULTURAL SERVICES - 0.00%**
130	*	Cadiz, Inc	1,037

		TOTAL AGRICULTURAL SERVICES	1,037

AMUSEMENT AND RECREATION SERVICES - 0.48%
604	*	Bally Technologies, Inc	11,126
134		Churchill Downs, Inc	4,028
267		Dover Downs Gaming & Entertainment, Inc	820
338		International Speedway Corp (Class A)	7,456
387	*	Life Time Fitness, Inc	4,861
749	*	Live Nation, Inc	2,000
843	*	Penn National Gaming, Inc	20,358
793	*	Pinnacle Entertainment, Inc	5,583
1,200	*	Six Flags, Inc	324
164		Speedway Motorsports, Inc	1,938
382	*	Ticketmaster	1,410
178	*	Town Sports International Holdings, Inc	532
23,108		Walt Disney Co	419,641
675		Warner Music Group Corp	1,586
500	*	WMS Industries, Inc	10,455
251		World Wrestling Entertainment, Inc (Class A)	2,897

		TOTAL AMUSEMENT AND RECREATION SERVICES	495,015

APPAREL AND ACCESSORY STORES - 0.57%
1,184		Abercrombie & Fitch Co (Class A)	28,179
763	*	Aeropostale, Inc	20,265
374	*	American Apparel, Inc	1,092
1,966		American Eagle Outfitters, Inc	24,064
671	*	AnnTaylor Stores Corp	3,489
380		Bebe Stores, Inc	2,535
482		Brown Shoe Co, Inc	1,808
310		Buckle, Inc	9,898
300	*	Cache, Inc	864
638	*	Carter’s, Inc	12,001
318	*	Casual Male Retail Group, Inc	156
325		Cato Corp (Class A)	5,941

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

270	*	Charlotte Russe Holding, Inc	$2,201
1,400	*	Charming Shoppes, Inc	1,960
1,896	*	Chico’s FAS, Inc	10,182
222	*	Children’s Place Retail Stores, Inc	4,860
390		Christopher & Banks Corp	1,595
380	*	Citi Trends, Inc	8,698
733	*	Collective Brands, Inc	7,139
600	*	Dress Barn, Inc	7,374
200	*	DSW, Inc (Class A)	1,858
681		Finish Line, Inc (Class A)	4,508
1,692		Foot Locker, Inc	17,732
5,971		Gap, Inc	77,563
1,034	*	Hanesbrands, Inc	9,895
450	*	HOT Topic, Inc	5,036
510	*	J Crew Group, Inc	6,722
180	*	JOS A Bank Clothiers, Inc	5,006
3,675	*	Kohl’s Corp	155,525
3,240		Limited Brands, Inc	28,188
512	*	New York & Co, Inc	1,818
2,071		Nordstrom, Inc	34,689
675	*	Pacific Sunwear Of California, Inc	1,121
1,561		Ross Stores, Inc	56,009
66	*	Shoe Carnival, Inc	683
411		Stage Stores, Inc	4,143
232		Talbots, Inc	814
359	*	Tween Brands, Inc	768
311	*	Under Armour, Inc (Class A)	5,110
1,238	*	Urban Outfitters, Inc	20,266
1,045	*	Wet Seal, Inc (Class A)	3,511

		TOTAL APPAREL AND ACCESSORY STORES	595,266

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
165		Columbia Sportswear Co	4,937
340	*	G-III Apparel Group Ltd	1,877
686		Guess ?, Inc	14,461
323	*	Gymboree Corp	6,896
2,414		Jones Apparel Group, Inc	10,187
2,859		Liz Claiborne, Inc	7,062
150	*	Lululemon Athletica, Inc	1,299
300	*	Maidenform Brands, Inc	2,748
583		Phillips-Van Heusen Corp	13,222
663		Polo Ralph Lauren Corp (Class A)	28,012
1,365	*	Quiksilver, Inc	1,747
571	*	True Religion Apparel, Inc	6,744
1,085		VF Corp	61,964
488	*	Warnaco Group, Inc	11,712

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	172,868

AUTO REPAIR, SERVICES AND PARKING - 0.05%
100	*	Amerco, Inc	3,353
268	*	Dollar Thrifty Automotive Group, Inc	311
3,615	*	Hertz Global Holdings, Inc	14,207

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

251	*	Midas, Inc	$1,988
349		Monro Muffler, Inc	9,538
655		Ryder System, Inc	18,543
97	*	Standard Parking Corp	1,591
400	*	Wright Express Corp	7,288

		TOTAL AUTO REPAIR, SERVICES AND PARKING	56,819

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.26%
1,084		Advance Auto Parts	44,531
359		Asbury Automotive Group, Inc	1,547
1,314	*	Autonation, Inc	18,238
467	*	Autozone, Inc	75,944
3,062	*	Carmax, Inc	38,091
763	*	Copart, Inc	22,631
200	*	MarineMax, Inc	392
1,695	*	O’Reilly Automotive, Inc	59,342
570		Penske Auto Group, Inc	5,318
333	*	Rush Enterprises, Inc (Class A)	2,970
287		Sonic Automotive, Inc (Class A)	459

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	269,463

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.83%
200	*	Builders FirstSource, Inc	404
1,576		Fastenal Co	50,676
20,468		Home Depot, Inc	482,227
17,841		Lowe’s Cos, Inc	325,598
500	*	Lumber Liquidators, Inc	6,375

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	865,280

BUSINESS SERVICES - 7.53%
4,200	*	3Com Corp	12,978
128	*	3D Systems Corp	844
556		Aaron Rents, Inc	14,823
474		ABM Industries, Inc	7,774
400	*	ACI Worldwide, Inc	7,500
7,146	*	Activision Blizzard, Inc	74,747
620	*	Actuate Corp	1,897
741		Acxiom Corp	5,483
450		Administaff, Inc	9,509
6,390	*	Adobe Systems, Inc	136,682
300	*	Advent Software, Inc	9,993
1,024	*	Affiliated Computer Services, Inc (Class A)	49,039
349		Aircastle Ltd	1,623
2,097	*	Akamai Technologies, Inc	40,682
763	*	Alliance Data Systems Corp	28,193
2,332	*	Amdocs Ltd	43,189
412	*	American Reprographics Co	1,458
357	*	AMN Healthcare Services, Inc	1,821
1,103	*	Ansys, Inc	27,685
410		Arbitron, Inc	6,154
968	*	Ariba, Inc	8,451
1,213	*	Art Technology Group, Inc	3,093

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

96	*	Asset Acceptance Capital Corp	$510
234	*	athenahealth, Inc	5,642
2,655	*	Autodesk, Inc	44,631
6,362		Automatic Data Processing, Inc	223,687
1,088	*	Avis Budget Group, Inc	990
484	*	Avocent Corp	5,876
140	*	Bankrate, Inc	3,493
248		BGC Partners, Inc (Class A)	548
479		Blackbaud, Inc	5,561
353	*	Blackboard, Inc	11,204
390	*	Blue Coat Systems, Inc	4,684
2,367	*	BMC Software, Inc	78,111
300	*	Bottomline Technologies, Inc	1,974
797	*	BPZ Energy, Inc	2,949
549		Brady Corp (Class A)	9,679
477		Brink's Co	12,621
477	*	Brink's Home Security Holdings, Inc	10,780
4,755		CA, Inc	83,736
357	*	CACI International, Inc (Class A)	13,027
3,072	*	Cadence Design Systems, Inc	12,902
333	*	Callidus Software, Inc	966
161	*	Capella Education Co	8,533
342	*	Cavium Networks, Inc	3,947
854	*	CBIZ, Inc	5,952
768	*	Cerner Corp	33,769
338	*	Chordiant Software, Inc	1,024
532	*	Ciber, Inc	1,452
2,310	*	Citrix Systems, Inc	52,298
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	1,468
118	*	Clinical Data, Inc	1,274
706	*	Cogent Communications Group, Inc	5,083
473	*	Cogent, Inc	5,629
459		Cognex Corp	6,128
3,644	*	Cognizant Technology Solutions Corp (Class A)	75,759
487	*	Commvault Systems, Inc	5,342
227		Compass Diversified Trust	2,025
165	*	Compellent Technologies, Inc	1,792
65		Computer Programs & Systems, Inc	2,163
1,848	*	Computer Sciences Corp	68,080
3,298	*	Compuware Corp	21,734
100	*	COMSYS IT Partners, Inc	221
491	*	Concur Technologies, Inc	9,422
234	*	Constant Contact, Inc	3,274
1,409	*	Convergys Corp	11,385
222	*	CoStar Group, Inc	6,716
485	*	CSG Systems International, Inc	6,926
843	*	Cybersource Corp	12,485
377	*	Data Domain, Inc	4,739
485	*	DealerTrack Holdings, Inc	6,354
567		Deluxe Corp	5,460
453	*	Digital River, Inc	13,508
259	*	DivX, Inc	1,303

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

64	*	DMRC Corp	$622
202	*	Double-Take Software, Inc	1,366
509	*	DST Systems, Inc	17,622
372	*	DynCorp International, Inc (Class A)	4,959
1,405	*	Earthlink, Inc	9,231
13,184	*	eBay, Inc	165,590
72	*	Ebix, Inc	1,789
330	*	Echelon Corp	2,670
621	*	Eclipsys Corp	6,297
248		Electro Rent Corp	2,391
3,894	*	Electronic Arts, Inc	70,832
630	*	Electronics for Imaging, Inc	6,174
714	*	Entrust, Inc	1,078
698	*	Epicor Software Corp	2,659
405	*	EPIQ Systems, Inc	7,302
1,500		Equifax, Inc	36,675
1,464	*	Evergreen Energy, Inc	2,038
250	*	ExlService Holdings, Inc	2,155
2,359	*	Expedia, Inc	21,420
920	*	F5 Networks, Inc	19,274
486		Factset Research Systems, Inc	24,295
659		Fair Isaac Corp	9,272
313	*	FalconStor Software, Inc	748
2,182		Fidelity National Information Services, Inc	39,712
113	*	First Advantage Corp (Class A)	1,557
2,005	*	Fiserv, Inc	73,102
178	*	Forrester Research, Inc	3,660
739	*	Gartner, Inc	8,136
244	*	Gerber Scientific, Inc	583
252		Gevity HR, Inc	995
362	*	Global Cash Access, Inc	1,383
193	*	Global Sources Ltd	749
2,844	*	Google, Inc (Class A)	989,882
180	*	H&E Equipment Services, Inc	1,179
476	*	Hackett Group, Inc	962
740		Healthcare Services Group	11,078
310		Heartland Payment Systems, Inc	2,049
200		Heidrick & Struggles International, Inc	3,548
1,052	*	HLTH Corp	10,888
377	*	HMS Holdings Corp	12,403
326	*	Hudson Highland Group, Inc	362
570	*	Hypercom Corp	547
400	*	i2 Technologies, Inc	3,160
213		iGate Corp	690
492	*	IHS, Inc (Class A)	20,261
2,061		IMS Health, Inc	25,701
311		infoGROUP, Inc	1,294
974	*	Informatica Corp	12,915
367		Infospace, Inc	1,908
259	*	Innerworkings, Inc	1,106
174	*	Integral Systems, Inc	1,496
387		Interactive Data Corp	9,621

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

144	*	Interactive Intelligence, Inc	$1,305
538	*	Internap Network Services Corp	1,447
405	*	Internet Capital Group, Inc	1,632
5,198	*	Interpublic Group of Cos, Inc	21,416
3,860	*	Intuit, Inc	104,220
377	*	inVentiv Health, Inc	3,076
2,090	*	Iron Mountain, Inc	46,335
800		Jack Henry & Associates, Inc	13,056
245	*	JDA Software Group, Inc	2,830
6,223	*	Juniper Networks, Inc	93,718
300		Kelly Services, Inc (Class A)	2,415
276	*	Kenexa Corp	1,488
168	*	Keynote Systems, Inc	1,332
271	*	Kforce, Inc	1,905
298	*	Knot, Inc	2,444
500	*	Korn/Ferry International	4,530
905	*	Lamar Advertising Co (Class A)	8,824
1,343	*	Lawson Software, Inc	5,708
1,850	*	Limelight Networks, Inc	6,198
163	*	Liquidity Services, Inc	1,139
570	*	Magma Design Automation, Inc	428
311	*	Manhattan Associates, Inc	5,387
925		Manpower, Inc	29,165
309	*	Mantech International Corp (Class A)	12,947
206		Marchex, Inc (Class B)	709
884		Mastercard, Inc (Class A)	148,052
1,833	*	McAfee, Inc	61,406
1,031	*	Mentor Graphics Corp	4,578
96,839		Microsoft Corp	1,778,931
100	*	MicroStrategy, Inc (Class A)	3,419
529	*	MODUSLINK GLOBAL SOLUTIONS,Inc	1,370
165	*	Monotype Imaging Holdings, Inc	617
1,346	*	Monster Worldwide, Inc	10,970
2,243		Moody's Corp	51,410
3,079	*	Move, Inc	4,465
1,117	*	MPS Group, Inc	6,646
477	*	MSC.Software Corp	2,690
74	*	NCI, Inc (Class A)	1,924
2,098	*	NCR Corp	16,679
400	*	Ness Technologies, Inc	1,180
510	*	NetFlix, Inc	21,889
341	*	Netscout Systems, Inc	2,442
310		NIC, Inc	1,612
4,067	*	Novell, Inc	17,325
2,337	*	Nuance Communications, Inc	25,380
3,938		Omnicom Group, Inc	92,149
941	*	Omniture, Inc	12,412
282	*	On Assignment, Inc	764
222	*	Online Resources Corp	935
46,920	*	Oracle Corp	847,843
1,404	*	Parametric Technology Corp	14,012
237		PC-Tel, Inc	1,019

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

162		Pegasystems, Inc	$3,008
320	*	Perficient, Inc	1,728
953	*	Perot Systems Corp (Class A)	12,275
640	*	Phase Forward, Inc	8,186
306	*	Phoenix Technologies Ltd	496
176	*	Portfolio Recovery Associates, Inc	4,724
762	*	Premiere Global Services, Inc	6,721
476	*	Progress Software Corp	8,263
147	*	PROS Holdings, Inc	684
108		QAD, Inc	273
199		Quality Systems, Inc	9,005
829	*	Quest Software, Inc	10,512
237	*	Radiant Systems, Inc	1,045
187	*	Radisys Corp	1,133
754	*	Raser Technologies, Inc	3,159
1,196	*	RealNetworks, Inc	2,787
2,433	*	Red Hat, Inc	43,405
100		Renaissance Learning, Inc	897
770	*	Rent-A-Center, Inc	14,915
200	*	RightNow Technologies, Inc	1,514
230	*	Riskmetrics Group Inc	3,287
1,625		Robert Half International, Inc	28,974
466		Rollins, Inc	7,992
820	*	RSC Holdings, Inc	4,313
792	*	S1 Corp	4,079
1,240	*	Salesforce.com, Inc	40,585
996	*	Sapient Corp	4,452
620	*	Smith Micro Software, Inc	3,243
351	*	Sohu.com, Inc	14,500
542	*	SonicWALL, Inc	2,417
3,028	*	Sonus Networks, Inc	4,754
720		Sotheby's (Class A)	6,480
235	*	Sourcefire, Inc	1,711
624	*	Spherion Corp	1,298
200	*	SPSS, Inc	5,686
419	*	SRA International, Inc (Class A)	6,159
234	*	Stratasys, Inc	1,935
255	*	SuccessFactors, Inc	1,946
8,985	*	Sun Microsystems, Inc	65,770
513	*	SupportSoft, Inc	985
1,054	*	Sybase, Inc	31,926
356	*	SYKES Enterprises, Inc	5,920
10,007	*	Symantec Corp	149,505
203	*	Synchronoss Technologies, Inc	2,489
134	*	SYNNEX Corp	2,636
1,932	*	Synopsys, Inc	40,050
140		Syntel, Inc	2,881
925		Take-Two Interactive Software, Inc	7,724
200		TAL International Group, Inc	1,464
177	*	Taleo Corp (Class A)	2,092
455	*	TeleTech Holdings, Inc	4,955
112		Textainer Group Holdings Ltd	756

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

196		TheStreet.com, Inc	$386
787	*	THQ, Inc	2,392
2,110	*	TIBCO Software, Inc	12,386
259	*	TNS, Inc	2,119
1,857		Total System Services, Inc	25,645
359	*	TradeStation Group, Inc	2,369
550	*	TrueBlue, Inc	4,538
242	*	Ultimate Software Group, Inc	4,177
3,813	*	Unisys Corp	2,021
872		United Online, Inc	3,889
1,054	*	United Rentals, Inc	4,437
1,094	*	Valueclick, Inc	9,310
248	*	Vasco Data Security International	1,431
2,448	*	VeriSign, Inc	46,194
263		Viad Corp	3,714
306	*	Vignette Corp	2,044
5,342		Visa, Inc (Class A)	297,014
471	*	VMware, Inc (Class A)	11,125
142	*	Vocus, Inc	1,887
150	*	Volt Information Sciences, Inc	998
51	*	WebMD Health Corp (Class A)	1,137
564	*	Websense, Inc	6,768
309	*	Website Pros, Inc	1,026
752	*	Wind River Systems, Inc	4,813
16,829	*	Yahoo!, Inc	215,578

		TOTAL BUSINESS SERVICES	7,840,685

CHEMICALS AND ALLIED PRODUCTS - 13.34%
18,543		Abbott Laboratories	884,500
75	*	Abraxis Bioscience, Inc	3,576
300	*	Acadia Pharmaceuticals, Inc	285
552	*	Acorda Therapeutics, Inc	10,935
524	*	Adolor Corp	1,069
2,507		Air Products & Chemicals, Inc	141,019
276	*	Albany Molecular Research, Inc	2,603
1,040		Albemarle Corp	22,641
1,200		Alberto-Culver Co	27,132
1,066	*	Alexion Pharmaceuticals, Inc	40,146
1,288	*	Alkermes, Inc	15,623
468	*	Allos Therapeutics, Inc	2,892
344	*	Alnylam Pharmaceuticals, Inc	6,550
157	*	AMAG Pharmaceuticals, Inc	5,773
702	*	American Oriental Bioengineering, Inc	2,710
146		American Vanguard Corp	1,883
12,338	*	Amgen, Inc	610,978
340		Arch Chemicals, Inc	6,446
500	*	Ardea Biosciences, Inc	5,145
492	*	Arena Pharmaceuticals, Inc	1,481
364	*	Arqule, Inc	1,507
600	*	Array Biopharma, Inc	1,584
600	*	Auxilium Pharmaceuticals, Inc	16,632
1,256		Avery Dennison Corp	28,059

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,360		Avon Products, Inc	$103,073
184		Balchem Corp	4,624
125	*	Biodel, Inc	651
3,565	*	Biogen Idec, Inc	186,877
1,137	*	BioMarin Pharmaceuticals, Inc	14,042
730	*	BioMimetic Therapeutics, Inc	5,183
23,891		Bristol-Myers Squibb Co	523,691
696		Cabot Corp	7,315
100	*	Cadence Pharmaceuticals, Inc	938
730	*	Calgon Carbon Corp	10,344
206	*	Cambrex Corp	470
1,835		Celanese Corp (Series A)	24,534
5,451	*	Celgene Corp	242,024
2,250	*	Cell Genesys, Inc	652
175	*	Celldex Therapeutics, Inc	1,139
834	*	Cephalon, Inc	56,795
641		CF Industries Holdings, Inc	45,594
749	*	Charles River Laboratories International, Inc	20,380
259	*	Chattem, Inc	14,517
110	*	China Precision Steel, Inc	129
889		Church & Dwight Co, Inc	46,432
1,668		Clorox Co	85,869
6,167		Colgate-Palmolive Co	363,730
554	*	Columbia Laboratories, Inc	798
171	*	Cougar Biotechnology, Inc	5,506
711	*	Cubist Pharmaceuticals, Inc	11,632
565	*	Cypress Bioscience, Inc	4,017
525		Cytec Industries, Inc	7,886
1,113	*	Dendreon Corp	4,675
3,461	*	Discovery Laboratories, Inc	4,222
11,126		Dow Chemical Co	93,792
10,748		Du Pont (E.I.) de Nemours & Co	240,003
698	*	Durect Corp	1,557
868		Eastman Chemical Co	23,262
2,062		Ecolab, Inc	71,613
12,122		Eli Lilly & Co	404,996
350	*	Elizabeth Arden, Inc	2,041
220	*	Emergent Biosolutions, Inc	2,972
400	*	Enzon Pharmaceuticals, Inc	2,428
1,158		Estee Lauder Cos (Class A)	28,545
254	*	Facet Biotech Corp	2,413
494		Ferro Corp	706
854		FMC Corp	36,842
3,698	*	Forest Laboratories, Inc	81,208
3,182	*	Genzyme Corp	188,979
1,012	*	Geron Corp	4,524
11,124	*	Gilead Sciences, Inc	515,264
400	*	GTx, Inc	4,232
605		H.B. Fuller Co	7,865
705	*	Halozyme Therapeutics, Inc	3,849
2,009	*	Hospira, Inc	61,998
1,379	*	Human Genome Sciences, Inc	1,145

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,847		Huntsman Corp	$5,781
325	*	ICO, Inc	670
135	*	Idenix Pharmaceuticals, Inc	416
237	*	Idera Pharmaceuticals, Inc	1,533
720	*	Idexx Laboratories, Inc	24,898
866	*	Immucor, Inc	21,780
580	*	Immunogen, Inc	4,118
229		Innophos Holdings, Inc	2,583
262		Innospec, Inc	988
472	*	Inspire Pharmaceuticals, Inc	1,916
140		Inter Parfums, Inc	816
314	*	InterMune, Inc	5,162
910		International Flavors & Fragrances, Inc	27,719
868	*	Inverness Medical Innovations, Inc	23,115
1,958	*	Invitrogen Corp	63,596
453	*	Javelin Pharmaceuticals, Inc	652
33,833		Johnson & Johnson	1,779,615
162		Kaiser Aluminum Corp	3,745
2,812	*	King Pharmaceuticals, Inc	19,881
239		Koppers Holdings, Inc	3,470
360	*	KV Pharmaceutical Co (Class A)	594
230	*	Landec Corp	1,281
993	*	Ligand Pharmaceuticals, Inc (Class B)	2,959
776		Lubrizol Corp	26,392
342		Mannatech, Inc	1,139
300	*	MannKind Corp	1,044
338		Martek Biosciences Corp	6,169
1,476	*	Medarex, Inc	7,572
547	*	Medicines Co	5,929
596		Medicis Pharmaceutical Corp (Class A)	7,373
472	*	Medivation, Inc	8,623
25,891		Merck & Co, Inc	692,583
433		Meridian Bioscience, Inc	7,846
246		Minerals Technologies, Inc	7,884
571	*	Momenta Pharmaceuticals, Inc	6,287
6,614		Monsanto Co	549,623
1,971		Mosaic Co	82,743
3,428	*	Mylan Laboratories, Inc	45,969
612	*	Nabi Biopharmaceuticals	2,264
1,607		Nalco Holding Co	21,003
580	*	NBTY, Inc	8,166
559	*	Neurocrine Biosciences, Inc	1,984
154		NewMarket Corp	6,822
113		NL Industries, Inc	1,130
200	*	Noven Pharmaceuticals, Inc	1,896
544	*	NPS Pharmaceuticals, Inc	2,285
203	*	Obagi Medical Products, Inc	1,092
850		Olin Corp	12,130
346	*	OM Group, Inc	6,685
600	*	Onyx Pharmaceuticals, Inc	17,130
278	*	Optimer Pharmaceuticals, Inc	3,667
360	*	OraSure Technologies, Inc	911

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

224	*	Orexigen Therapeutics, Inc	$585
651	*	OSI Pharmaceuticals, Inc	24,907
170	*	Osiris Therapeutics, Inc	2,346
235	*	Pacific Ethanol, Inc	78
1,493	*	Pactiv Corp	21,783
300	*	Pain Therapeutics, Inc	1,260
364	*	Par Pharmaceutical Cos, Inc	3,447
647	*	Parexel International Corp	6,295
1,273		PDL BioPharma, Inc	9,013
889		Perrigo Co	22,074
199	*	PetMed Express, Inc	3,280
81,414		Pfizer, Inc	1,108,858
176	*	Pharmasset, Inc	1,727
321	*	PharMerica Corp	5,341
965	*	PolyOne Corp	2,229
200	*	Pozen, Inc	1,224
2,016		PPG Industries, Inc	74,390
3,732		Praxair, Inc	251,126
400	*	Prestige Brands Holdings, Inc	2,072
36,260		Procter & Gamble Co	1,707,482
300	*	Progenics Pharmaceuticals, Inc	1,977
622	*	Questcor Pharmaceuticals, Inc	3,060
333	*	Quidel Corp	3,070
475	*	Rockwood Holdings, Inc	3,772
1,599		Rohm & Haas Co	126,065
1,385		RPM International, Inc	17,631
382	*	Salix Pharmaceuticals Ltd	3,629
19,596		Schering-Plough Corp	461,486
464		Scotts Miracle-Gro Co (Class A)	16,101
600		Sensient Technologies Corp	14,100
1,184	*	Sepracor, Inc	17,357
1,255		Sherwin-Williams Co	65,222
1,596		Sigma-Aldrich Corp	60,313
1,338	*	Solutia, Inc	2,502
100		Stepan Co	2,730
147	*	SurModics, Inc	2,683
584	*	Theravance, Inc	9,928
225	*	Ulta Salon Cosmetics & Fragrance, Inc	1,490
1,020	*	Unifi, Inc	653
240	*	United Therapeutics Corp	15,862
92	*	USANA Health Sciences, Inc	2,057
1,324	*	USEC, Inc	6,355
781	*	Valeant Pharmaceuticals International	13,894
1,144		Valspar Corp	22,846
2,011	*	Vertex Pharmaceuticals, Inc	57,776
739	*	Viropharma, Inc	3,880
1,394	*	Warner Chilcott Ltd (Class A)	14,665
1,189	*	Watson Pharmaceuticals, Inc	36,990
220		Westlake Chemical Corp	3,219
802	*	WR Grace & Co	5,069
16,039		Wyeth	690,319
288	*	Xenoport, Inc	5,576

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,452	*	XOMA Ltd	$770
405	*	Zymogenetics, Inc	1,616

		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,904,951

COAL MINING - 0.19%
799	*	Alpha Natural Resources, Inc	14,182
1,642		Arch Coal, Inc	21,954
2,302		Consol Energy, Inc	58,102
1,314	*	International Coal Group, Inc	2,116
518	*	James River Coal Co	6,392
1,247		Massey Energy Co	12,620
293	*	National Coal Corp	398
3,269		Peabody Energy Corp	81,856
108	*	Westmoreland Coal Co	774

		TOTAL COAL MINING	198,394

COMMUNICATIONS - 4.80%
743		Adtran, Inc	12,044
463		Alaska Communications Systems Group, Inc	3,102
4,740	*	American Tower Corp (Class A)	144,238
356	*	Anixter International, Inc	11,278
580	*	Aruba Networks, Inc	1,821
71,202		AT&T, Inc	1,794,290
105		Atlantic Tele-Network, Inc	2,014
200	*	Audiovox Corp (Class A)	686
552	*	Brightpoint, Inc	2,363
3,051		Cablevision Systems Corp (Class A)	39,480
178	*	Cbeyond Communications, Inc	3,352
6,711		CBS Corp (Class B)	25,770
766	*	Centennial Communications Corp	6,327
960	*	Central European Media Enterprises Ltd (Class A)	11,002
1,226		CenturyTel, Inc	34,475
3,005	*	Cincinnati Bell, Inc	6,912
765	*	Clearwire Corp (Class A)	3,940
33,931		Comcast Corp (Class A)	462,819
305		Consolidated Communications Holdings, Inc	3,129
496	*	Cox Radio, Inc (Class A)	2,034
3,392	*	Crown Castle International Corp	69,231
200	*	Crown Media Holdings, Inc (Class A)	408
567	*	CTC Media, Inc	2,586
671	*	Cumulus Media, Inc (Class A)	678
145	*	DG FastChannel, Inc	2,722
6,502	*	DIRECTV Group, Inc	148,181
2,386	*	DISH Network Corp (Class A)	26,508
1,817		Embarq Corp	68,773
421		Entercom Communications Corp (Class A)	463
810	*	Entravision Communications Corp (Class A)	211
435	*	Equinix, Inc	24,425
922		Fairpoint Communications, Inc	719
1,894	*	FiberTower Corp	379
52		Fisher Communications, Inc	508
4,029		Frontier Communications Corp	28,928

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

464	*	General Communication, Inc (Class A)	$3,100
193	*	GeoEye, Inc	3,812
267	*	Global Crossing Ltd	1,869
1,022		Global Payments, Inc	34,145
420		Gray Television, Inc	134
327		Hearst-Argyle Television, Inc	1,360
71	*	Hughes Communications, Inc	854
956	*	IAC/InterActiveCorp	14,560
361		Ibasis, Inc	242
1,142	*	ICO Global Communications Holdings Ltd (Class A)	400
204	*	IDT Corp (Class B)	237
400		Iowa Telecommunications Services, Inc	4,584
180	*	iPCS, Inc	1,748
680	*	j2 Global Communications, Inc	14,885
284	*	Knology, Inc	1,170
598	*	Leap Wireless International, Inc	20,852
17,634	*	Level 3 Communications, Inc	16,223
3,361	*	Liberty Global, Inc (Class A)	48,936
1,471	*	Liberty Media Corp - Capital (Series A)	10,268
6,154	*	Liberty Media Corp - Entertainment (Series A)	122,772
6,761	*	Liberty Media Holding Corp (Interactive A)	19,607
281	*	Lin TV Corp (Class A)	315
573	*	Mastec, Inc	6,928
493	*	Mediacom Communications Corp (Class A)	1,987
3,026	*	MetroPCS Communications, Inc	51,684
832	*	NeuStar, Inc (Class A)	13,936
189	*	Neutral Tandem, Inc	4,651
301	*	Nextwave Wireless, Inc	48
1,953	*	NII Holdings, Inc (Class B)	29,295
435	*	Novatel Wireless, Inc	2,445
307		NTELOS Holdings Corp	5,569
1,022	*	Orbcomm, Inc	1,502
1,409	*	PAETEC Holding Corp	2,029
18,248		Qwest Communications International, Inc	62,408
429	*	RCN Corp	1,587
423	*	SAVVIS, Inc	2,618
1,278	*	SBA Communications Corp (Class A)	29,777
1,065		Scripps Networks Interactive (Class A)	23,973
364		Shenandoah Telecom Co	8,299
383		Sinclair Broadcast Group, Inc (Class A)	394
33,883	*	Sprint Nextel Corp	120,962
137	*	Switch & Data Facilities Co, Inc	1,201
586	*	Syniverse Holdings, Inc	9,235
370	*	TeleCommunication Systems, Inc (Class A)	3,393
1,423		Telephone & Data Systems, Inc	37,724
500	*	Terremark Worldwide, Inc	1,345
654	*	TerreStar Corp	366
4,148		Time Warner Cable, Inc	102,865
932	*	TiVo, Inc	6,561
200	*	US Cellular Corp	6,668
250		USA Mobility, Inc	2,303
34,264		Verizon Communications, Inc	1,034,773

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,716	*	Viacom, Inc (Class B)	$116,724
336	*	Vonage Holdings Corp	134
5,383		Windstream Corp	43,387

		TOTAL COMMUNICATIONS	5,004,640

DEPOSITORY INSTITUTIONS - 5.17%
121		1st Source Corp	2,184
278		Abington Bancorp, Inc	2,302
205		Amcore Financial, Inc	328
108		Ameris Bancorp	509
300		Anchor Bancorp Wisconsin, Inc	405
100		Arrow Financial Corp	2,369
1,704		Associated Banc-Corp	26,310
951		Astoria Financial Corp	8,740
130		Bancfirst Corp	4,732
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,792
937		Bancorpsouth, Inc	19,527
838		Bank Mutual Corp	7,592
76,755		Bank of America Corp	523,468
664		Bank of Hawaii Corp	21,899
13,943		Bank of New York Mellon Corp	393,889
322		Bank of the Ozarks, Inc	7,432
300		BankFinancial Corp	2,991
79		Banner Corp	230
6,537		BB&T Corp	110,606
300	*	Beneficial Mutual Bancorp, Inc	2,955
57		Berkshire Hills Bancorp, Inc	1,306
290		BOK Financial Corp	10,020
381		Boston Private Financial Holdings, Inc	1,337
668		Brookline Bancorp, Inc	6,346
87		Camden National Corp	1,988
101		Capital City Bank Group, Inc	1,157
140		Capitol Bancorp Ltd	581
332		Capitol Federal Financial	12,553
286		Cardinal Financial Corp	1,642
303		Cascade Bancorp	494
75		Cass Information Systems, Inc	2,432
518		Cathay General Bancorp	5,403
311		Central Pacific Financial Corp	1,742
234		Chemical Financial Corp	4,870
64,890		Citigroup, Inc	164,171
101		Citizens & Northern Corp	1,867
955		Citizens Republic Bancorp, Inc	1,480
121		City Bank	399
335		City Holding Co	9,142
477		City National Corp	16,108
150		CoBiz, Inc	788
2,813		Colonial Bancgroup, Inc	2,532
170		Columbia Banking System, Inc	1,088
1,712		Comerica, Inc	31,347
850		Commerce Bancshares, Inc	30,855
400		Community Bank System, Inc	6,700

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

139		Community Trust Bancorp, Inc	$3,718
400		Corus Bankshares, Inc	108
776		Cullen/Frost Bankers, Inc	36,425
616		CVB Financial Corp	4,084
309		Dime Community Bancshares	2,898
300	*	Dollar Financial Corp	2,856
833		East West Bancorp, Inc	3,807
90		Enterprise Financial Services Corp	878
197		ESSA Bancorp, Inc	2,622
589	*	Euronet Worldwide, Inc	7,692
5,714		Fifth Third Bancorp	16,685
126		Financial Institutions, Inc	960
100		First Bancorp	1,197
1,292		First Bancorp	5,504
291		First Busey Corp	2,258
70		First Citizens Bancshares, Inc (Class A)	9,226
1,229		First Commonwealth Financial Corp	10,901
72		First Community Bancshares, Inc	840
315		First Financial Bancorp	3,002
345		First Financial Bankshares, Inc	16,619
188		First Financial Corp	6,937
133		First Financial Holdings, Inc	1,017
261		First Financial Northwest, Inc	2,177
2,400		First Horizon National Corp	25,780
315		First Merchants Corp	3,399
545		First Midwest Bancorp, Inc	4,682
1,301		First Niagara Financial Group, Inc	14,181
100		First Place Financial Corp	336
88		First South Bancorp, Inc	935
953		FirstMerit Corp	17,345
485	*	Flagstar Bancorp, Inc	364
243		Flushing Financial Corp	1,463
979		FNB Corp	7,509
537		Frontier Financial Corp	591
1,944		Fulton Financial Corp	12,889
860		Glacier Bancorp, Inc	13,511
95		Greene County Bancshares, Inc	836
600	*	Guaranty Bancorp	1,050
294		Hancock Holding Co	9,196
384		Hanmi Financial Corp	499
302		Harleysville National Corp	1,830
158		Heartland Financial USA, Inc	2,139
126		Heritage Commerce Corp	662
137		Home Bancshares, Inc	2,736
6,349		Hudson City Bancorp, Inc	74,220
4,292		Huntington Bancshares, Inc	7,125
245		IBERIABANK Corp	11,255
184		Independent Bank Corp	2,714
161		Integra Bank Corp	304
674		International Bancshares Corp	5,257
579	*	Investors Bancorp, Inc	4,904
44,493		JPMorgan Chase & Co	1,182,623

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

227		Kearny Financial Corp	$2,379
6,539		Keycorp	51,462
132		Lakeland Bancorp, Inc	1,060
92		Lakeland Financial Corp	1,765
877		M&T Bank Corp	39,675
216		MainSource Financial Group, Inc	1,737
2,974		Marshall & Ilsley Corp	16,744
400		MB Financial, Inc	5,440
991	*	Metavante Technologies, Inc	19,780
85		Midwest Banc Holdings, Inc	86
186		Nara Bancorp, Inc	547
100		NASB Financial, Inc	2,491
842		National Penn Bancshares, Inc	6,989
374		NBT Bancorp, Inc	8,093
523	*	Net 1 UEPS Technologies, Inc	7,955
3,961		New York Community Bancorp, Inc	44,244
1,211		NewAlliance Bancshares, Inc	14,217
2,740		Northern Trust Corp	163,906
227		Northfield Bancorp, Inc	2,481
200		Northwest Bancorp, Inc	3,380
97		OceanFirst Financial Corp	991
869		Old National Bancorp	9,707
350		Old Second Bancorp, Inc	2,223
273		Oriental Financial Group, Inc	1,332
152	*	Oritani Financial Corp	2,128
528		Pacific Capital Bancorp	3,575
270		PacWest Bancorp	3,869
165		Park National Corp	9,199
95		Peapack Gladstone Financial Corp	1,713
75		Peoples Bancorp, Inc	974
4,223		People’s United Financial, Inc	75,887
400	*	Pinnacle Financial Partners, Inc	9,484
5,075		PNC Financial Services Group, Inc	148,646
3,154		Popular, Inc	6,876
228		PrivateBancorp, Inc	3,297
449		Prosperity Bancshares, Inc	12,280
357		Provident Bankshares Corp	2,517
854		Provident Financial Services, Inc	9,232
421		Provident New York Bancorp	3,600
8,011		Regions Financial Corp	34,127
195		Renasant Corp	2,449
120		Republic Bancorp, Inc (Class A)	2,240
300		S&T Bancorp, Inc	6,363
210		S.Y. Bancorp, Inc	5,103
250		Sandy Spring Bancorp, Inc	2,790
121		Santander BanCorp	953
75		SCBT Financial Corp	1,568
102		Seacoast Banking Corp of Florida	309
98		Shore Bancshares, Inc	1,642
499	*	Signature Bank	14,087
108		Simmons First National Corp (Class A)	2,721
110		Smithtown Bancorp, Inc	1,241

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

800		South Financial Group, Inc	$880
121		Southside Bancshares, Inc	2,287
94		Southwest Bancorp, Inc	882
163		State Bancorp, Inc	1,255
5,088		State Street Corp	156,608
256		StellarOne Corp	3,049
119		Sterling Bancorp	1,178
808		Sterling Bancshares, Inc	5,284
561		Sterling Financial Corp	1,161
88		Suffolk Bancorp	2,287
140	*	Sun Bancorp, Inc	727
4,062		SunTrust Banks, Inc	47,688
979		Susquehanna Bancshares, Inc	9,134
400	*	SVB Financial Group	8,004
3,166		Synovus Financial Corp	10,290
1,433		TCF Financial Corp	16,852
300	*	Texas Capital Bancshares, Inc	3,378
1,177		TFS Financial Corp	14,277
119		Tompkins Trustco, Inc	5,117
232		TowneBank	3,789
92		Trico Bancshares	1,540
852		Trustco Bank Corp NY	5,129
711		Trustmark Corp	13,068
1,089		UCBH Holdings, Inc	1,644
372		UMB Financial Corp	15,806
581		Umpqua Holdings Corp	5,264
103		Union Bankshares Corp	1,427
437		United Bankshares, Inc	7,534
342		United Community Banks, Inc	1,421
411		United Community Financial Corp	497
201		United Financial Bancorp, Inc	2,631
121		Univest Corp of Pennsylvania	2,118
20,772		US Bancorp	303,478
1,581		Valley National Bancorp	19,557
124		ViewPoint Financial Group	1,492
23		W Holding Co, Inc	209
958		Washington Federal, Inc	12,732
138		Washington Trust Bancorp, Inc	2,243
770		Webster Financial Corp	3,273
50,853		Wells Fargo & Co	724,146
301		WesBanco, Inc	6,872
189		West Bancorporation, Inc	1,408
200		West Coast Bancorp	444
390		Westamerica Bancorporation	17,768
143	*	Western Alliance Bancorp	652
8,854		Western Union Co	111,295
366		Westfield Financial, Inc	3,221
750		Whitney Holding Corp	8,588
772		Wilmington Trust Corp	7,481
167		Wilshire Bancorp, Inc	862
248		Wintrust Financial Corp	3,050
100		WSFS Financial Corp	2,236

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

135		Yadkin Valley Financial Corp	$1,006
1,272		Zions Bancorporation	12,504

		TOTAL DEPOSITORY INSTITUTIONS	5,386,631

EATING AND DRINKING PLACES - 1.17%
208	*	AFC Enterprises	938
113	*	BJ’s Restaurants, Inc	1,572
460		Bob Evans Farms, Inc	10,313
1,150		Brinker International, Inc	17,365
144	*	Buffalo Wild Wings, Inc	5,268
911		Burger King Holdings, Inc	20,907
262	*	California Pizza Kitchen, Inc	3,427
365		CBRL Group, Inc	10,454
343	*	CEC Entertainment, Inc	8,877
844	*	Cheesecake Factory	9,664
369	*	Chipotle Mexican Grill, Inc (Class A)	24,494
622		CKE Restaurants, Inc	5,225
1,806		Darden Restaurants, Inc	61,873
949	*	Denny’s Corp	1,585
182		DineEquity, Inc	2,159
400	*	Domino’s Pizza, Inc	2,620
678	*	Jack in the Box, Inc	15,791
587	*	Krispy Kreme Doughnuts, Inc	939
273		Landry’s Restaurants, Inc	1,425
13,626		McDonald’s Corp	743,570
300		O’Charleys, Inc	903
200	*	Papa John’s International, Inc	4,574
277	*	PF Chang’s China Bistro, Inc	6,338
150	*	Red Robin Gourmet Burgers, Inc	2,645
661	*	Ruby Tuesday, Inc	1,930
200	*	Ruth’s Chris Steak House, Inc	242
729	*	Sonic Corp	7,305
400	*	Steak N Shake Co	3,028
442	*	Texas Roadhouse, Inc (Class A)	4,212
2,364		Tim Hortons, Inc	59,975
4,271		Wendy’s/Arby’s Group, Inc (Class A)	21,483
5,612		Yum! Brands, Inc	154,217

		TOTAL EATING AND DRINKING PLACES	1,215,318

EDUCATIONAL SERVICES - 0.29%
126	*	American Public Education, Inc	5,300
1,601	*	Apollo Group, Inc (Class A)	125,406
1,003	*	Career Education Corp	24,032
942	*	Corinthian Colleges, Inc	18,322
696		DeVry, Inc	33,533
260	*	Grand Canyon Education, Inc	4,488
445	*	ITT Educational Services, Inc	54,032
310	*	K12, Inc	4,309
168		Strayer Education, Inc	30,218
228	*	Universal Technical Institute, Inc	2,736

		TOTAL EDUCATIONAL SERVICES	302,376

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.74%
7,565	*	AES Corp	$43,953
1,021		AGL Resources, Inc	27,087
2,021		Allegheny Energy, Inc	46,827
338		Allete, Inc	9,021
1,435		Alliant Energy Corp	35,430
2,537		Ameren Corp	58,833
200		American Ecology Corp	2,788
4,780		American Electric Power Co, Inc	120,743
150		American States Water Co	5,448
720		American Water Works Co, Inc	13,853
1,783		Aqua America, Inc	35,660
1,066		Atmos Energy Corp	24,646
600		Avista Corp	8,268
986	*	Beacon Power Corp	463
446		Black Hills Corp	7,979
225		California Water Service Group	9,419
4,227	*	Calpine Corp	28,786
252	*	Casella Waste Systems, Inc (Class A)	431
3,734		Centerpoint Energy, Inc	38,946
110		Central Vermont Public Service Corp	1,903
250		CH Energy Group, Inc	11,725
76		Chesapeake Utilities Corp	2,316
245	*	Clean Energy Fuels Corp	1,492
225	*	Clean Harbors, Inc	10,800
655		Cleco Corp	14,207
2,460		CMS Energy Corp	29,126
98		Connecticut Water Service, Inc	1,987
3,270		Consolidated Edison, Inc	129,525
160		Consolidated Water Co, Inc	1,736
2,650		Constellation Energy Group, Inc	54,749
1,373	*	Covanta Holding Corp	17,973
456		Crosstex Energy, Inc	748
7,114		Dominion Resources, Inc	220,463
1,497		DPL, Inc	33,742
2,016		DTE Energy Co	55,843
15,090		Duke Energy Corp	216,089
5,637	*	Dynegy, Inc (Class A)	7,948
3,874		Edison International	111,610
8,833		El Paso Corp	55,206
600	*	El Paso Electric Co	8,454
388		Empire District Electric Co	5,603
818		Energen Corp	23,828
340		EnergySolutions, Inc	2,941
109	*	EnerNOC, Inc	1,585
2,379		Entergy Corp	161,986
7,966		Exelon Corp	361,578
3,624		FirstEnergy Corp	139,886
5,006		FPL Group, Inc	253,954
1,507		Great Plains Energy, Inc	20,299
1,196		Hawaiian Electric Industries, Inc	16,433
695		Idacorp, Inc	16,235

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

971		Integrys Energy Group, Inc	$25,285
555		ITC Holdings Corp	24,209
250		Laclede Group, Inc	9,745
2,209		MDU Resources Group, Inc	35,653
287		MGE Energy, Inc	9,003
155		Middlesex Water Co	2,232
2,038	*	Mirant Corp	23,233
923		National Fuel Gas Co	28,308
508		New Jersey Resources Corp	17,262
493		Nicor, Inc	16,382
3,108		NiSource, Inc	30,458
1,766		Northeast Utilities	38,128
333		Northwest Natural Gas Co	14,459
379		NorthWestern Corp	8,141
2,651	*	NRG Energy, Inc	46,658
1,294		NSTAR	41,253
1,047		OGE Energy Corp	24,940
1,227		Oneok, Inc	27,767
240		Ormat Technologies, Inc	6,590
540		Otter Tail Corp	11,907
2,289		Pepco Holdings, Inc	28,567
4,284		PG&E Corp	163,734
167	*	Pico Holdings, Inc	5,022
1,046		Piedmont Natural Gas Co, Inc	27,081
200	*	Pike Electric Corp	1,850
1,246		Pinnacle West Capital Corp	33,094
910	*	Plug Power, Inc	792
871		PNM Resources, Inc	7,194
712		Portland General Electric Co	12,524
4,445		PPL Corp	127,616
3,291		Progress Energy, Inc	119,332
600	*,m	Progress Energy, Inc	6
6,060		Public Service Enterprise Group, Inc	178,588
1,972		Questar Corp	58,036
3,828	*	Reliant Energy, Inc	12,211
3,886		Republic Services, Inc	66,645
115		Resource America, Inc (Class A)	459
1,406		SCANA Corp	43,431
2,979		Sempra Energy	137,749
2,662		Sierra Pacific Resources	24,996
138		SJW Corp	3,509
340		South Jersey Industries, Inc	11,900
9,378		Southern Co	287,154
1,218		Southern Union Co	18,538
494		Southwest Gas Corp	10,409
129		Southwest Water Co	555
1,090	*	Stericycle, Inc	52,026
2,190		TECO Energy, Inc	24,419
1,352		UGI Corp	31,921
256		UIL Holdings Corp	5,714
365		Unisource Energy Corp	10,289
1,078		Vectren Corp	22,735

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

986	*	Waste Connections, Inc	$25,340
5,863		Waste Management, Inc	150,093
229	*	Waste Services, Inc	980
1,195		Westar Energy, Inc	20,948
711		WGL Holdings, Inc	23,321
6,979		Williams Cos, Inc	79,421
1,446		Wisconsin Energy Corp	59,532
5,113		Xcel Energy, Inc	95,255

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,935,150

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.75%
244	*	Acme Packet, Inc	1,481
200	*	Actel Corp	2,024
468		Acuity Brands, Inc	10,549
900	*	Adaptec, Inc	2,160
1,296	*	ADC Telecommunications, Inc	5,689
395	*	Advanced Analogic Technologies, Inc	1,422
472	*	Advanced Battery Technologies, Inc	1,010
504	*	Advanced Energy Industries, Inc	3,795
6,784	*	Advanced Micro Devices, Inc	20,691
3,409		Altera Corp	59,828
569	*	American Superconductor Corp	9,849
1,420		Ametek, Inc	44,403
1,245	*	Amkor Technology, Inc	3,337
1,994		Amphenol Corp (Class A)	56,809
891	*	Anadigics, Inc	1,844
3,552		Analog Devices, Inc	68,447
10,581	*	Apple Computer, Inc	1,112,274
891	*	Applied Micro Circuits Corp	4,330
144		Applied Signal Technology, Inc	2,913
1,549	*	Arris Group, Inc	11,416
1,430	*	Ascent Solar Technologies, Inc	5,806
982	*	Atheros Communications, Inc	14,396
5,300	*	Atmel Corp	19,239
395	*	ATMI, Inc	6,095
121	*	Avanex Corp	212
1,731	*	Avnet, Inc	30,310
484		AVX Corp	4,395
129	*	AZZ, Inc	3,404
500		Baldor Electric Co	7,245
100		Bel Fuse, Inc (Class B)	1,344
750	*	Benchmark Electronics, Inc	8,400
386	*	BigBand Networks, Inc	2,528
1,136	*	Bookham, Inc	488
6,116	*	Broadcom Corp (Class A)	122,197
1,643	*	Capstone Turbine Corp	1,183
321	*	Ceradyne, Inc	5,820
234	*	Ceva, Inc	1,704
500	*	Checkpoint Systems, Inc	4,485
311	*	China Security & Surveillance Technology, Inc	1,194
932	*	Ciena Corp	7,251
70,941	*	Cisco Systems, Inc	1,189,680

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

330	*	Comtech Telecommunications Corp	$8,174
2,278		Cooper Industries Ltd (Class A)	58,909
1,009	*	Cree, Inc	23,742
300		CTS Corp	1,083
170		Cubic Corp	4,306
1,711	*	Cypress Semiconductor Corp	11,583
332	*	Diodes, Inc	3,523
574	*	Dolby Laboratories, Inc (Class A)	19,579
289	*	DSP Group, Inc	1,248
179	*	DTS, Inc	4,307
2,033		Eaton Corp	74,936
485	*	EchoStar Corp (Class A)	7,193
300	*	Electro Scientific Industries, Inc	1,776
834	*	EMCORE Corp	626
161	*	EMS Technologies, Inc	2,811
717	*	Energizer Holdings, Inc	35,628
627	*	Energy Conversion Devices, Inc	8,320
481	*	EnerSys	5,830
2,598	*	Evergreen Solar, Inc	5,534
520	*	Exar Corp	3,245
816	*	Exide Technologies	2,448
1,414	*	Fairchild Semiconductor International, Inc	5,274
2,640	*	Finisar Corp	1,162
543	*	First Solar, Inc	72,056
234		Franklin Electric Co, Inc	5,178
1,210	*	FuelCell Energy, Inc	2,904
126,505		General Electric Co	1,278,965
228	*	Globecomm Systems, Inc	1,320
1,560	*	GrafTech International Ltd	9,610
269	*	Greatbatch, Inc	5,205
1,110	*	GT Solar International, Inc	7,370
662		Harman International Industries, Inc	8,957
1,008	*	Harmonic, Inc	6,552
1,652		Harris Corp	47,809
260	*	Harris Stratex Networks, Inc (Class A)	1,001
334	*	Helen of Troy Ltd	4,593
1,016	*	Hexcel Corp	6,675
223	*	Hittite Microwave Corp	6,958
378	*	Hutchinson Technology, Inc	983
400		Imation Corp	3,060
1,428	*	Infinera Corp	10,567
1,945	*	Integrated Device Technology, Inc	8,850
68,803		Intel Corp	1,035,484
564	*	InterDigital, Inc	14,562
915	*	International Rectifier Corp	12,362
1,411		Intersil Corp (Class A)	16,227
217	*	IPG Photonics Corp	1,827
122	*	iRobot Corp	927
257		IXYS Corp	2,071
681	*	Jarden Corp	8,628
2,562	*	JDS Uniphase Corp	8,327
1,466		L-3 Communications Holdings, Inc	99,395

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,300	*	Lattice Semiconductor Corp	$1,794
475		Lincoln Electric Holdings, Inc	15,053
2,755		Linear Technology Corp	63,310
200	*	Littelfuse, Inc	2,198
124	*	Loral Space & Communications, Inc	2,649
131		LSI Industries, Inc	677
7,263	*	LSI Logic Corp	22,080
5,518	*	Marvell Technology Group Ltd	50,545
593	*	Mattson Technology, Inc	499
211	*	Maxwell Technologies, Inc	1,466
518	*	Medis Technologies Ltd	228
2,856	*	MEMC Electronic Materials, Inc	47,095
223	*	Mercury Computer Systems, Inc	1,233
300		Methode Electronics, Inc	1,074
797		Micrel, Inc	5,611
2,137		Microchip Technology, Inc	45,283
8,593	*	Micron Technology, Inc	34,888
1,271	*	Microsemi Corp	14,744
1,000	*	Microtune, Inc	1,820
625	*	Microvision, Inc	806
436	*	MIPS Technologies, Inc	1,277
1,511		Molex, Inc	20,761
300	*	Monolithic Power Systems, Inc	4,650
510	*	Moog, Inc (Class A)	11,664
26,320		Motorola, Inc	111,334
1,945	*	MRV Communications, Inc	603
160	*	Multi-Fineline Electronix, Inc	2,694
43		National Presto Industries, Inc	2,623
2,758		National Semiconductor Corp	28,325
4,219	*	NetApp, Inc	62,610
200	*	Netlogic Microsystems, Inc	5,496
1,139	*	Novellus Systems, Inc	18,942
6,683	*	Nvidia Corp	65,894
634	*	Omnivision Technologies, Inc	4,260
4,506	*	ON Semiconductor Corp	17,573
123	*	Oplink Communications, Inc	947
205	*	OpNext, Inc	351
136	*	OSI Systems, Inc	2,075
232		Park Electrochemical Corp	4,009
265	*	Parkervision, Inc	448
200	*	Pericom Semiconductor Corp	1,462
500	*	Photronics, Inc	480
554		Plantronics, Inc	6,687
600	*	Plexus Corp	8,292
410	*	PLX Technology, Inc	890
2,300	*	PMC - Sierra, Inc	14,674
1,022	*	Polycom, Inc	15,729
924	*	Polypore International, Inc	3,714
61	*	Powell Industries, Inc	2,154
343		Power Integrations, Inc	5,900
1,100	*	Power-One, Inc	968
1,294	*	Powerwave Technologies, Inc	769

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,796	*	QLogic Corp	$19,972
19,516		Qualcomm, Inc	759,367
822	*	Quantum Fuel Systems Technologies Worldwide, Inc	658
1,762	*	Rambus, Inc	16,669
138		Raven Industries, Inc	2,868
420		Regal-Beloit Corp	12,869
3,137	*	RF Micro Devices, Inc	4,172
200	*	Rogers Corp	3,776
149	*	Rubicon Technology, Inc	791
7,966	*	Sanmina-SCI Corp	2,430
334	*	Seachange International, Inc	1,910
733	*	Semtech Corp	9,786
495	*	ShoreTel, Inc	2,133
1,131	*	Silicon Image, Inc	2,714
601	*	Silicon Laboratories, Inc	15,866
1,350	*	Silicon Storage Technology, Inc	2,228
33,879	*	Sirius XM Radio, Inc	11,858
1,872	*	Skyworks Solutions, Inc	15,088
549	*	Smart Modular Technologies WWH, Inc	758
300	*	Standard Microsystems Corp	5,580
341	*	Starent Networks Corp	5,391
2,351	*	Stoneridge, Inc	4,961
1,073	*	Sunpower Corp (Class A)	25,516
100	*	Supertex, Inc	2,310
1,936	*	Sycamore Networks, Inc	5,169
396	*	Symmetricom, Inc	1,386
424	*	Synaptics, Inc	11,346
227	*	Synthesis Energy Systems, Inc	150
500		Technitrol, Inc	855
163	*	Techwell, Inc	1,029
744	*	Tekelec	9,843
437		Teleflex, Inc	17,082
4,811	*	Tellabs, Inc	22,034
520	*	Tessera Technologies, Inc	6,952
15,764		Texas Instruments, Inc	260,263
645	*	Thomas & Betts Corp	16,138
598	*	Trident Microsystems, Inc	873
3,232	*	Triquint Semiconductor, Inc	7,983
433	*	TTM Technologies, Inc	2,511
5,489		Tyco Electronics Ltd	60,599
209	*	Ultra Clean Holdings	224
60	*	Ultralife Corp	464
269	*	Universal Display Corp	2,467
100	*	Universal Electronics, Inc	1,810
1,960	*	Utstarcom, Inc	1,529
581	*	Valence Technology, Inc	1,238
846	*	Varian Semiconductor Equipment Associates, Inc	18,324
219	*	Viasat, Inc	4,560
200		Vicor Corp	978
1,891	*	Vishay Intertechnology, Inc	6,581
288	*	Volterra Semiconductor Corp	2,431
855		Whirlpool Corp	25,299

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,509		Xilinx, Inc	$67,232
350	*	Zoltek Cos, Inc	2,384
532	*	Zoran Corp	4,682

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,076,702

ENGINEERING AND MANAGEMENT SERVICES - 1.00%
7,344		Accenture Ltd (Class A)	201,886
188	*	Advisory Board Co	3,117
1,166	*	Aecom Technology Corp	30,409
116	*	Affymax, Inc	1,869
1,568	*	Amylin Pharmaceuticals, Inc	18,424
556	*	Ariad Pharmaceuticals, Inc	662
100		CDI Corp	972
906	*	Celera Corp	6,913
210	*	China Architectural Engineering, Inc	206
205	*	comScore, Inc	2,478
117	*	Cornell Cos, Inc	1,915
387		Corporate Executive Board Co	5,612
167	*	CRA International, Inc	3,153
865	*	CV Therapeutics, Inc	17,196
641	*	Dyax Corp	1,609
723	*	eResearch Technology, Inc	3,803
1,064	*	Exelixis, Inc	4,894
172	*	Exponent, Inc	4,357
2,126		Fluor Corp	73,453
408	*	Furmanite Corp	1,269
692	*	Genpact Ltd	6,131
704	*	Gen-Probe, Inc	32,088
1,197	*	Hewitt Associates, Inc (Class A)	35,623
270	*	Hill International, Inc	821
298	*	Huron Consulting Group, Inc	12,644
1,305	*	Incyte Corp	3,054
1,170	*	Isis Pharmaceuticals, Inc	17,562
1,484	*	Jacobs Engineering Group, Inc	57,371
1,971		KBR, Inc	27,220
135	*	Kendle International, Inc	2,830
174		Landauer, Inc	8,818
139	*	LECG Corp	353
954	*	Lexicon Pharmaceuticals, Inc	1,040
588	*	Luminex Corp	10,655
241		MAXIMUS, Inc	9,606
317	*	Maxygen, Inc	2,156
2,576	*	McDermott International, Inc	34,493
80	*	Michael Baker Corp	2,080
1,132	*	Myriad Genetics, Inc	51,472
631	*	Navigant Consulting, Inc	8,247
292	*	Omnicell, Inc	2,283
3,873		Paychex, Inc	99,419
1,090	*	PRG-Schultz International, Inc	3,096
693	*	Regeneron Pharmaceuticals, Inc	9,605
1,490	*	Rentech, Inc	820
514	*	Resources Connection, Inc	7,751

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

517	*	Rigel Pharmaceuticals, Inc	$3,174
611	*	RTI Biologics, Inc	1,741
2,380	*	SAIC, Inc	44,435
410	*	Sangamo Biosciences, Inc	1,734
560	*	Savient Pharmaceuticals, Inc	2,772
694	*	Seattle Genetics, Inc	6,843
805	*	Sequenom, Inc	11,447
1,052	*	Shaw Group, Inc	28,835
99	*	Stanley, Inc	2,514
299	*	Symyx Technologies, Inc	1,331
100	*	Tejon Ranch Co	2,067
677	*	Tetra Tech, Inc	13,797
1,020	*	URS Corp	41,218
1,018	*	VCA Antech, Inc	22,956
512		Watson Wyatt & Co Holdings (Class A)	25,277

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,041,576

FABRICATED METAL PRODUCTS - 0.54%
1,980	*	Akeena Solar, Inc	2,218
453	*	Alliant Techsystems, Inc	30,342
105		Ameron International Corp	5,529
778		Aptargroup, Inc	24,227
1,167		Ball Corp	50,648
323	*	Chart Industries, Inc	2,545
170		CIRCOR International, Inc	3,828
1,236		Commercial Metals Co	14,276
132	*	Commercial Vehicle Group, Inc	73
593		Crane Co	10,010
1,813	*	Crown Holdings, Inc	41,209
270		Dynamic Materials Corp	2,473
686	*	Griffon Corp	5,145
190		Gulf Island Fabrication, Inc	1,522
5,600		Illinois Tool Works, Inc	172,761
155		Insteel Industries, Inc	1,079
153	*	Ladish Co, Inc	1,111
400	*	Mobile Mini, Inc	4,608
1,254		Mueller Water Products, Inc (Class A)	4,138
260	*	NCI Building Systems, Inc	577
2,038		Parker Hannifin Corp	69,252
220	*	Park-Ohio Holdings Corp	717
1,126		Pentair, Inc	24,400
450		Quanex Building Products Corp	3,420
262		Silgan Holdings, Inc	13,765
400		Simpson Manufacturing Co, Inc	7,208
314	*	Smith & Wesson Holding Corp	1,890
657		Snap-On, Inc	16,491
892		Stanley Works	25,975
122		Sun Hydraulics Corp	1,782
812	*	Taser International, Inc	3,800
203		Valmont Industries, Inc	10,193
341		Watts Water Technologies, Inc (Class A)	6,670

		TOTAL FABRICATED METAL PRODUCTS	563,882

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 4.15%
228	*	AgFeed Industries, Inc	$515
7,664		Archer Daniels Midland Co	212,906
226		B&G Foods, Inc (Class A)	1,175
100	*	Boston Beer Co, Inc (Class A)	2,086
1,492		Bunge Ltd	84,522
2,499		Campbell Soup Co	68,373
798	*	Central Garden and Pet Co (Class A)	6,001
77		Coca-Cola Bottling Co Consolidated	4,008
27,870		Coca-Cola Co	1,224,887
3,623		Coca-Cola Enterprises, Inc	47,787
5,480		ConAgra Foods, Inc	92,448
2,101	*	Constellation Brands, Inc (Class A)	25,002
828		Corn Products International, Inc	17,554
878	*	Darling International, Inc	3,257
2,062		Del Monte Foods Co	15,032
182		Diamond Foods, Inc	5,083
3,197	*	Dr Pepper Snapple Group, Inc	54,061
200		Farmer Bros Co	3,560
952		Flowers Foods, Inc	22,353
4,098		General Mills, Inc	204,408
3,747		H.J. Heinz Co	123,876
826	*	Hansen Natural Corp	29,736
1,846		Hershey Co	64,149
970		Hormel Foods Corp	30,759
125		Imperial Sugar Co	899
192		J&J Snack Foods Corp	6,641
1,442		J.M. Smucker Co	53,743
3,004		Kellogg Co	110,037
17,791		Kraft Foods, Inc (Class A)	396,561
317		Lancaster Colony Corp	13,149
400		Lance, Inc	8,328
107	*	M&F Worldwide Corp	1,253
1,421		McCormick & Co, Inc	42,019
420	*	Mead Johnson Nutrition Co	12,125
1,534		Molson Coors Brewing Co (Class B)	52,586
211	*	Omega Protein Corp	557
149	*	Peet's Coffee & Tea, Inc	3,221
129		Penford Corp	468
1,656		Pepsi Bottling Group, Inc	36,664
737		PepsiAmericas, Inc	12,713
19,046		PepsiCo, Inc	980,488
644	*	Ralcorp Holdings, Inc	34,699
236		Reddy Ice Holdings, Inc	347
2,094		Reynolds American, Inc	75,049
189		Sanderson Farms, Inc	7,097
8,580		Sara Lee Corp	69,326
718	*	Smart Balance, Inc	4,337
1,266	*	Smithfield Foods, Inc	11,976
369		Tootsie Roll Industries, Inc	8,009
323	*	TreeHouse Foods, Inc	9,299

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,493		Tyson Foods, Inc (Class A)	$32,799

		TOTAL FOOD AND KINDRED PRODUCTS	4,327,928

FOOD STORES - 0.47%
15		Arden Group, Inc (Class A)	1,753
403	*	Great Atlantic & Pacific Tea Co, Inc	2,140
100		Ingles Markets, Inc (Class A)	1,493
7,877		Kroger Co	167,149
327	*	Panera Bread Co (Class A)	18,279
248	*	Pantry, Inc	4,367
651		Ruddick Corp	14,615
5,263		Safeway, Inc	106,260
8,749	*	Starbucks Corp	97,201
2,450		Supervalu, Inc	34,986
188		Weis Markets, Inc	5,836
2,006		Whole Foods Market, Inc	33,701
610	*	Winn-Dixie Stores, Inc	5,832

		TOTAL FOOD STORES	493,612

FORESTRY - 0.09%
988		Rayonier, Inc	29,857
2,453		Weyerhaeuser Co	67,630

		TOTAL FORESTRY	97,487

FURNITURE AND FIXTURES - 0.18%
279		Ethan Allen Interiors, Inc	3,142
642		Furniture Brands International, Inc	944
700		Herman Miller, Inc	7,462
588		Hill-Rom Holdings, Inc	5,815
567		HNI Corp	5,897
64		Hooker Furniture Corp	540
7,077		Johnson Controls, Inc	84,924
300		Kimball International, Inc (Class B)	1,968
644	*	Kinetic Concepts, Inc	13,601
500		La-Z-Boy, Inc	625
1,986		Leggett & Platt, Inc	25,798
4,134		Masco Corp	28,855
508	*	Sealy Corp	757
838		Steelcase, Inc (Class A)	4,198
1,019		Tempur-Pedic International, Inc	7,439

		TOTAL FURNITURE AND FIXTURES	191,965

FURNITURE AND HOME FURNISHINGS STORES - 0.31%
3,155	*	Bed Bath & Beyond, Inc	78,086
3,971		Best Buy Co, Inc	150,739
1,948	*	GameStop Corp (Class A)	54,583
166		Haverty Furniture Cos, Inc	1,748
470	*	hhgregg, Inc	6,651
546		Knoll, Inc	3,347
1,075	*	Pier 1 Imports, Inc	602
1,485		RadioShack Corp	12,726
228	*	Tuesday Morning Corp	290

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,054		Williams-Sonoma, Inc	$10,624

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	319,396

GENERAL BUILDING CONTRACTORS - 0.21%
100	*	Amrep Corp	1,570
39	*	Avatar Holdings, Inc	584
917	*	Beazer Homes USA, Inc	926
139		Brookfield Homes Corp	480
72	*	Cavco Industries, Inc	1,699
1,320		Centex Corp	9,900
3,593		DR Horton, Inc	34,852
439	*	Hovnanian Enterprises, Inc (Class A)	685
857		KB Home	11,295
1,474		Lennar Corp (Class A)	11,070
451		M/I Homes, Inc	3,152
274		McGrath RentCorp	4,318
388		MDC Holdings, Inc	12,082
594	*	Meritage Homes Corp	6,783
50	*	NVR, Inc	21,388
100	*	Palm Harbor Homes, Inc	223
726	*	Perini Corp	8,930
2,600		Pulte Homes, Inc	28,418
506		Ryland Group, Inc	8,430
1,250	*	Standard-Pacific Corp	1,100
480	*	Team, Inc	5,626
1,474	*	Toll Brothers, Inc	26,768
786		Walter Industries, Inc	17,976

		TOTAL GENERAL BUILDING CONTRACTORS	218,255

GENERAL MERCHANDISE STORES - 2.28%
521	*	99 Cents Only Stores	4,814
961	*	Big Lots, Inc	19,970
713	*	BJ’s Wholesale Club, Inc	22,809
777		Casey’s General Stores, Inc	20,715
100	*	Conn’s, Inc	1,404
5,309		Costco Wholesale Corp	245,913
670		Dillard’s, Inc (Class A)	3,819
1,680		Family Dollar Stores, Inc	56,062
480		Fred’s, Inc (Class A)	5,414
2,561		JC Penney Co, Inc	51,399
5,585		Macy’s, Inc	49,707
298	*	Retail Ventures, Inc	453
1,641	*	Saks, Inc	3,069
671	*	Sears Holdings Corp	30,671
200	*	Stein Mart, Inc	578
9,393		Target Corp	323,025
5,054		TJX Cos, Inc	129,585
26,908		Wal-Mart Stores, Inc	1,401,906

		TOTAL GENERAL MERCHANDISE STORES	2,371,313

HEALTH SERVICES - 1.13%
107	*	Alliance Imaging, Inc	728

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

72	*	Almost Family, Inc	$1,374
398	*	Amedisys, Inc	10,941
1,903		AmerisourceBergen Corp	62,152
562	*	Amsurg Corp	8,908
132	*	Assisted Living Concepts, Inc (A Shares)	1,790
300	*	Bio-Reference Labs, Inc	6,273
384		Brookdale Senior Living, Inc	1,939
1,047	*	Community Health Systems, Inc	16,061
90	*	Corvel Corp	1,820
716	*	Covance, Inc	25,511
1,712	*	Coventry Health Care, Inc	22,153
296	*	Cross Country Healthcare, Inc	1,939
253	*	CryoLife, Inc	1,311
1,343	*	DaVita, Inc	59,025
660	*	Edwards Lifesciences Corp	40,016
280	*	eHealth, Inc	4,483
280	*	Emeritus Corp	1,837
270		Ensign Group, Inc	4,174
242	*	Enzo Biochem, Inc	973
2,504	*	Express Scripts, Inc	115,609
357	*	Five Star Quality Care, Inc	371
300	*	Genomic Health, Inc	7,314
245	*	Genoptix, Inc	6,684
285	*	Gentiva Health Services, Inc	4,332
2,818	*	Health Management Associates, Inc (Class A)	7,270
1,240	*	Healthsouth Corp	11,011
402	*	Healthways, Inc	3,526
3,404	*	Immunomedics, Inc	3,268
220	*	IPC The Hospitalist Co, Inc	4,187
402	*	Kindred Healthcare, Inc	6,010
1,367	*	Laboratory Corp of America Holdings	79,956
304	*	LHC Group, Inc	6,773
100	*	Life Sciences Research, Inc	717
634	*	LifePoint Hospitals, Inc	13,225
1,036	*	Lincare Holdings, Inc	22,585
488	*	Magellan Health Services, Inc	17,783
3,295		McKesson Corp	115,456
164	*	Medcath Corp	1,192
6,035	*	Medco Health Solutions, Inc	249,486
100		National Healthcare Corp	4,015
981	*	Nektar Therapeutics	5,288
235	*	Nighthawk Radiology Holdings, Inc	635
336	*	Odyssey HealthCare, Inc	3,259
1,211		Omnicare, Inc	29,657
538	*	Pediatrix Medical Group, Inc	15,855
1,248		Pharmaceutical Product Development, Inc	29,603
610	*	Psychiatric Solutions, Inc	9,595
1,912		Quest Diagnostics, Inc	90,782
300	*	RehabCare Group, Inc	5,232
246	*	Skilled Healthcare Group, Inc (Class A)	2,020
722	*	Sun Healthcare Group, Inc	6,094
483	*	Sunrise Senior Living, Inc	328

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,457	*	Tenet Healthcare Corp	$6,330
527		Universal Health Services, Inc (Class B)	20,205
133	*	US Physical Therapy, Inc	1,287

		TOTAL HEALTH SERVICES	1,180,348

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
250	*	Comverge, Inc	1,738
396		Granite Construction, Inc	14,841
670		Great Lakes Dredge & Dock Corp	2,017
111	*	LB Foster Co (Class A)	2,756
440	*	Matrix Service Co	3,617
247	*	Orion Marine Group, Inc	3,236
133	*	Sterling Construction Co, Inc	2,373

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	30,578

HOLDING AND OTHER INVESTMENT OFFICES - 2.89%
415		Acadia Realty Trust	4,403
466	*	Affiliated Managers Group, Inc	19,437
79		Agree Realty Corp	1,240
24		Alexander’s, Inc	4,089
392		Alexandria Real Estate Equities, Inc	14,269
1,832		Allied Capital Corp	2,913
1,200		AMB Property Corp	17,280
503		American Campus Communities, Inc	8,732
110		American Capital Agency Corp	1,882
6,542		Annaly Mortgage Management, Inc	90,738
503		Anthracite Capital, Inc	171
1,774		Anworth Mortgage Asset Corp	10,875
1,529		Apartment Investment & Management Co (Class A)	8,379
134		Arbor Realty Trust, Inc	96
1,067		Ashford Hospitality Trust, Inc	1,643
167		Associated Estates Realty Corp	949
899		AvalonBay Communities, Inc	42,307
1,095		BioMed Realty Trust, Inc	7,413
1,371		Boston Properties, Inc	48,026
918		Brandywine Realty Trust	2,616
557		BRE Properties, Inc (Class A)	10,934
612		Camden Property Trust	13,207
472		Capital Lease Funding, Inc	930
47		Capital Southwest Corp	3,590
200		Capital Trust, Inc (Class A)	220
608		Capstead Mortgage Corp	6,530
1,668		CBL & Associates Properties, Inc	3,936
400		Cedar Shopping Centers, Inc	696
65		Cherokee, Inc	1,014
2,067		Colonial Properties Trust	7,875
429		Corporate Office Properties Trust	10,652
529		Cousins Properties, Inc	3,407
209		Danvers Bancorp, Inc	2,886
1,850		DCT Industrial Trust, Inc	5,865
2,445		Developers Diversified Realty Corp	5,208
1,064		DiamondRock Hospitality Co	4,267

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,003		Digital Realty Trust, Inc	$33,280
1,381		Douglas Emmett, Inc	10,206
1,759		Duke Realty Corp	9,675
251		EastGroup Properties, Inc	7,046
231		Education Realty Trust, Inc	806
350		Entertainment Properties Trust	5,516
238		Equity Lifestyle Properties, Inc	9,068
415		Equity One, Inc	5,059
3,380		Equity Residential	62,023
291		Essex Property Trust, Inc	16,686
903		Extra Space Storage, Inc	4,976
697		Federal Realty Investment Trust	32,062
628		FelCor Lodging Trust, Inc	854
1,480		First Industrial Realty Trust, Inc	3,626
172		First Potomac Realty Trust	1,264
538		Franklin Street Properties Corp	6,617
2,579		General Growth Properties, Inc	1,831
164		Getty Realty Corp	3,009
239		Gladstone Capital Corp	1,496
511		Glimcher Realty Trust	715
574		Gramercy Capital Corp	557
132		Hatteras Financial Corp	3,299
2,909		HCP, Inc	51,926
1,216		Health Care REIT, Inc	37,197
605		Healthcare Realty Trust, Inc	9,069
298		Hersha Hospitality Trust	566
629		Highwoods Properties, Inc	13,473
1,026	*	Hilltop Holdings, Inc	11,696
429		Home Properties, Inc	13,149
1,066		Hospitality Properties Trust	12,792
5,912		Host Marriott Corp	23,175
3,677		HRPT Properties Trust	11,730
710		Inland Real Estate Corp	5,034
678		Investors Real Estate Trust	6,685
31,899		iShares Russell 3000 Index Fund	1,466,715
3,431		iStar Financial, Inc	9,641
348		Kilroy Realty Corp	5,982
3,123		Kimco Realty Corp	23,797
715		Kite Realty Group Trust	1,752
442		LaSalle Hotel Properties	2,581
736		Lexington Corporate Properties Trust	1,752
1,005		Liberty Property Trust	19,035
249		LTC Properties, Inc	4,367
781		Macerich Co	4,889
749		Mack-Cali Realty Corp	14,838
527	*	Maguire Properties, Inc	379
950		Medical Properties Trust, Inc	3,468
1,250	*,b	Meruelo Maddux Properties, Inc	91
2,548		MFA Mortgage Investments, Inc	14,982
298		Mid-America Apartment Communities, Inc	9,187
220		Mission West Properties, Inc	1,408
520		MVC Capital, Inc	4,373

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200		National Health Investors, Inc	$5,374
895		National Retail Properties, Inc	14,177
1,097		Nationwide Health Properties, Inc	24,342
463		Newcastle Investment Corp	301
835		NorthStar Realty Finance Corp	1,937
1,045		Omega Healthcare Investors, Inc	14,714
149		Parkway Properties, Inc	1,535
1,325		Pennsylvania Real Estate Investment Trust	4,704
1,970		Plum Creek Timber Co, Inc	57,268
500		Post Properties, Inc	5,070
449		Potlatch Corp	10,412
3,443		Prologis	22,380
218		Prospect Capital Corp	1,857
235		PS Business Parks, Inc	8,660
1,500		Public Storage, Inc	82,875
1,238		RAIT Investment Trust	1,510
201		Ramco-Gershenson Properties	1,296
1,149		Realty Income Corp	21,624
819		Redwood Trust, Inc	12,572
795		Regency Centers Corp	21,123
500		Resource Capital Corp	1,520
200		Saul Centers, Inc	4,594
1,380		Senior Housing Properties Trust	19,348
2,723		Simon Property Group, Inc	94,324
929		SL Green Realty Corp	10,033
249		Sovran Self Storage, Inc	5,000
798		Strategic Hotels & Resorts, Inc	551
236		Sun Communities, Inc	2,792
691		Sunstone Hotel Investors, Inc	1,817
357		Tanger Factory Outlet Centers, Inc	11,017
694		Taubman Centers, Inc	11,826
1,607		UDR, Inc	13,836
200		Universal Health Realty Income Trust	5,846
213		Urstadt Biddle Properties, Inc (Class A)	2,858
499		U-Store-It Trust	1,008
1,660		Ventas, Inc	37,533
3,345		Virgin Media, Inc	16,056
56	*	Virtus Investment Partners, Inc	365
1,634		Vornado Realty Trust	54,314
745		WABCO Holdings, Inc	9,171
562		Washington Real Estate Investment Trust	9,723
842		Weingarten Realty Investors	8,016
242		Winthrop Realty Trust	1,672

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,011,026

HOTELS AND OTHER LODGING PLACES - 0.16%
436		Ameristar Casinos, Inc	5,485
459	*	Bluegreen Corp	799
584		Boyd Gaming Corp	2,178
370		Choice Hotels International, Inc	9,553
424	*	Gaylord Entertainment Co	3,532
2,560	*	Great Wolf Resorts, Inc	5,965

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

842	*	Isle of Capri Casinos, Inc	$4,454
2,331	*	Las Vegas Sands Corp	7,016
300	*	Lodgian, Inc	630
200		Marcus Corp	1,700
3,396		Marriott International, Inc (Class A)	55,559
2,209	*	MGM Mirage	5,147
200	*	Monarch Casino & Resort, Inc	1,032
510	*	Morgans Hotel Group Co	1,586
465		Orient-Express Hotels Ltd (Class A)	1,907
200	*	Riviera Holdings Corp	204
2,143		Starwood Hotels & Resorts Worldwide, Inc	27,216
378	*	Vail Resorts, Inc	7,723
1,996		Wyndham Worldwide Corp	8,383
620		Wynn Resorts Ltd	12,381

		TOTAL HOTELS AND OTHER LODGING PLACES	162,450

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.80%
302	*	3PAR, Inc	1,984
129		Aaon, Inc	2,337
637		Actuant Corp (Class A)	6,580
1,043	*	AGCO Corp	20,443
400	*	Allis-Chalmers Energy, Inc	772
296	*	Altra Holdings, Inc	1,148
79		Ampco-Pittsburgh Corp	1,048
16,107		Applied Materials, Inc	173,150
200	*	Astec Industries, Inc	5,246
800	*	Asyst Technologies, Inc	224
2,720	*	AuthenTec, Inc	4,026
900	*	Axcelis Technologies, Inc	342
722		Black & Decker Corp	22,786
243		Black Box Corp	5,737
315	*	Blount International, Inc	1,455
100	*	Bolt Technology Corp	711
547		Briggs & Stratton Corp	9,026
4,603	*	Brocade Communications Systems, Inc	15,880
831	*	Brooks Automation, Inc	3,831
842		Bucyrus International, Inc (Class A)	12,782
678		Carlisle Cos, Inc	13,309
126		Cascade Corp	2,221
7,328		Caterpillar, Inc	204,891
1,000	*	Cirrus Logic, Inc	3,760
242	*	Colfax Corp	1,663
196	*	Columbus McKinnon Corp	1,709
347	*	Cray, Inc	1,215
2,311		Cummins, Inc	58,815
500		Curtiss-Wright Corp	14,025
400	*	Cymer, Inc	8,904
5,134		Deere & Co	168,755
21,630	*	Dell, Inc	205,052
772		Diebold, Inc	16,482
978		Donaldson Co, Inc	26,250
2,154		Dover Corp	56,823

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,178	*	Dresser-Rand Group, Inc	$26,034
352	*	Dril-Quip, Inc	10,806
25,200	*	EMC Corp	287,280
1,000	*	Emulex Corp	5,030
408	*	Ener1, Inc	2,109
507	*	ENGlobal Corp	2,302
215	*	EnPro Industries, Inc	3,677
1,363	*	Entegris, Inc	1,172
1,016	*	Extreme Networks, Inc	1,544
562	*	Flotek Industries, Inc	882
413	*	Flow International Corp	669
713		Flowserve Corp	40,014
1,700	*	FMC Technologies, Inc	53,329
190	*	Fuel Tech, Inc	1,987
655	*	Gardner Denver, Inc	14,240
194		Gorman-Rupp Co	3,841
771		Graco, Inc	13,161
584		Graham Corp	5,238
29,593		Hewlett-Packard Co	948,751
60	*	Hurco Cos, Inc	638
939		IDEX Corp	20,536
289	*	Immersion Corp	847
4,017		Ingersoll-Rand Co Ltd (Class A)	55,435
664	*	Intermec, Inc	6,906
16,544		International Business Machines Corp	1,602,947
3,589		International Game Technology	33,091
278	*	Intevac, Inc	1,448
2,198		ITT Industries, Inc	84,557
2,356		Jabil Circuit, Inc	13,099
308		John Bean Technologies Corp	3,222
1,220		Joy Global, Inc	25,986
85	*	Kadant, Inc	979
470		Kaydon Corp	12,845
859		Kennametal, Inc	13,924
64	*	Key Technology, Inc	563
631	*	Kulicke & Soffa Industries, Inc	1,653
1,422	*	Lam Research Corp	32,379
657		Lennox International, Inc	17,384
1,076	*	Lexmark International, Inc (Class A)	18,152
136		Lindsay Manufacturing Co	3,672
200		Lufkin Industries, Inc	7,576
2,982		Manitowoc Co, Inc	9,751
171		Met-Pro Corp	1,394
1,000	*	Micros Systems, Inc	18,750
218	*	Middleby Corp	7,070
500		Modine Manufacturing Co	1,250
66		Nacco Industries, Inc (Class A)	1,794
227	*	NATCO Group, Inc (Class A)	4,297
136	*	Natural Gas Services Group, Inc	1,224
451	*	Netezza Corp	3,067
400	*	Netgear, Inc	4,820
179		NN, Inc	226

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

369		Nordson Corp	$10,491
540	*	Oil States International, Inc	7,247
1,385		Pall Corp	28,296
1,762		Palm, Inc	15,188
2,432		Pitney Bowes, Inc	56,787
144	*	PMFG, Inc	1,135
1,916	*	Quantum Corp	1,284
301	*	Rackable Systems, Inc	1,222
200	*	RBC Bearings, Inc	3,056
113	*	Rimage Corp	1,509
545	*	Riverbed Technology, Inc	7,129
310		Robbins & Myers, Inc	4,703
1,316	*	Safeguard Scientifics, Inc	724
2,558	*	SanDisk Corp	32,359
200		Sauer-Danfoss, Inc	488
266	*	Scansource, Inc	4,942
702	*	Scientific Games Corp (Class A)	8,501
1,500	*,m	Seagate Technology	0
5,517		Seagate Technology, Inc	33,157
100	*	Semitool, Inc	278
417	*	Sigma Designs, Inc	5,187
608		SPX Corp	28,582
100		Standex International Corp	920
790	*	STEC, Inc	5,822
258	*	Super Micro Computer, Inc	1,269
142	*	T-3 Energy Services, Inc	1,673
208	*	Tecumseh Products Co (Class A)	940
200		Tennant Co	1,874
2,098	*	Teradata Corp	34,030
1,127	*	Terex Corp	10,425
2,838		Textron, Inc	16,290
156	*	Thermadyne Holdings Corp	331
1,037		Timken Co	14,477
426		Toro Co	10,301
100		Twin Disc, Inc	692
200	*	Ultratech, Inc	2,498
1,562	*	Varian Medical Systems, Inc	47,547
678	*	VeriFone Holdings, Inc	4,610
280		Watsco, Inc	9,528
2,728	*	Western Digital Corp	52,760
680		Woodward Governor Co	7,602
762	*	Zebra Technologies Corp (Class A)	14,493

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,997,277

INSTRUMENTS AND RELATED PRODUCTS - 3.91%
247	*	Abaxis, Inc	4,258
400	*	Abiomed, Inc	1,960
419	*	Accuray, Inc	2,108
766	*	Affymetrix, Inc	2,505
4,237	*	Agilent Technologies, Inc	65,123
700	*	Align Technology, Inc	5,551
3,624		Allergan, Inc	173,081

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

728	*	American Medical Systems Holdings, Inc	$8,117
157		American Science & Engineering, Inc	8,761
150		Analogic Corp	4,803
200	*	Anaren, Inc	2,188
275	*	Angiodynamics, Inc	3,091
94	*	Argon ST, Inc	1,783
99	*	Axsys Technologies, Inc	4,162
166		Badger Meter, Inc	4,796
1,189		Bard (C.R.), Inc	94,787
7,607		Baxter International, Inc	389,630
745		Beckman Coulter, Inc	38,002
3,012		Becton Dickinson & Co	202,526
208	*	Bio-Rad Laboratories, Inc (Class A)	13,707
17,837	*	Boston Scientific Corp	141,804
762	*	Bruker BioSciences Corp	4,694
146	*	Cantel Medical Corp	1,879
223	*	Cardiac Science Corp	671
609	*	Cepheid, Inc	4,202
271	*	Coherent, Inc	4,675
200		Cohu, Inc	1,440
450	*	Conmed Corp	6,485
512		Cooper Cos, Inc	13,537
5,946		Covidien Ltd	197,644
200	*	Cyberonics, Inc	2,654
85	*	Cynosure, Inc (Class A)	518
3,169		Danaher Corp	171,823
1,822		Dentsply International, Inc	48,921
567	*	Depomed, Inc	1,338
296	*	DexCom, Inc	1,225
284	*	Dionex Corp	13,419
82	*	DXP Enterprises, Inc	847
3,150		Eastman Kodak Co	11,970
9,294		Emerson Electric Co	265,622
270	*	ESCO Technologies, Inc	10,449
333	*	Esterline Technologies Corp	6,723
801	*	ev3, Inc	5,687
78	*	Exactech, Inc	896
163	*	FARO Technologies, Inc	2,191
386	*	FEI Co	5,956
460	*	FGX International Holdings Ltd	5,345
1,836	*	Flir Systems, Inc	37,601
497	*	Formfactor, Inc	8,956
469	*	Fossil, Inc	7,363
1,458		Garmin Ltd	30,924
372	*	Haemonetics Corp	20,490
259	*	Hanger Orthopedic Group, Inc	3,432
153	*	Herley Industries, Inc	1,830
698		Hillenbrand, Inc	11,175
3,134	*	Hologic, Inc	41,024
111	*	ICU Medical, Inc	3,565
193	*	I-Flow Corp	704
276	*	II-VI, Inc	4,742

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,444	*	Illumina, Inc	$53,775
205	*	Insulet Corp	841
289	*	Integra LifeSciences Holdings Corp	7,147
484	*	Intuitive Surgical, Inc	46,154
316		Invacare Corp	5,065
900	*	ION Geophysical Corp	1,404
205	*	IRIS International, Inc	2,364
388	*	Itron, Inc	18,372
345	*	Ixia	1,784
66	*	Kensey Nash Corp	1,404
1,934		Kla-Tencor Corp	38,680
800	*	Kopin Corp	1,856
27	*	K-Tron International, Inc	1,638
699	*	L-1 Identity Solutions, Inc	3,572
138	*	LaBarge, Inc	1,155
522	*	LTX-Credence Corp	146
193	*	Lydall, Inc	573
523	*	Masimo Corp	15,157
114	*	Measurement Specialties, Inc	466
147	*	Medical Action Industries, Inc	1,219
13,657		Medtronic, Inc	402,471
310	*	Merit Medical Systems, Inc	3,785
414	*	Mettler-Toledo International, Inc	21,251
167	*	Micrus Endovascular Corp	997
681	*	Millipore Corp	39,096
352		Mine Safety Appliances Co	7,047
550	*	MKS Instruments, Inc	8,069
200		Movado Group, Inc	1,508
221		MTS Systems Corp	5,028
650		National Instruments Corp	12,123
316	*	Natus Medical, Inc	2,689
167	*	Neogen Corp	3,646
407	*	Newport Corp	1,799
404	*	NuVasive, Inc	12,678
222	*	NxStage Medical, Inc	573
181	*	Orthofix International NV	3,352
720	*	Orthovita, Inc	1,930
42	*	OYO Geospace Corp	549
200	*	Palomar Medical Technologies, Inc	1,452
1,291		PerkinElmer, Inc	16,486
4,832		Raytheon Co	188,157
878	*	Resmed, Inc	31,029
1,966		Rockwell Automation, Inc	42,937
1,967		Rockwell Collins, Inc	64,203
324	*	Rofin-Sinar Technologies, Inc	5,223
1,017		Roper Industries, Inc	43,172
351	*	Rudolph Technologies, Inc	1,064
561	*	Sirf Technology Holdings, Inc	1,290
182	*	Sirona Dental Systems, Inc	2,606
142	*	Somanetics Corp	2,156
326	*	Sonic Solutions, Inc	391
150	*	SonoSite, Inc	2,682

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

330	*	Spectranetics Corp	$835
4,044	*	St. Jude Medical, Inc	146,919
650	*	Star Scientific, Inc	2,782
300	*	Stereotaxis, Inc	1,197
800		STERIS Corp	18,624
3,671		Stryker Corp	124,961
376	*	Symmetry Medical, Inc	2,373
146	*	Synovis Life Technologies, Inc	2,021
550		Techne Corp	30,091
385	*	Teledyne Technologies, Inc	10,272
2,014	*	Teradyne, Inc	8,821
4,990	*	Thermo Electron Corp	177,992
616	*	Thoratec Corp	15,825
144	*	Trans1, Inc	877
1,381	*	Trimble Navigation Ltd	21,102
379	*	Varian, Inc	8,997
362	*	Veeco Instruments, Inc	2,415
200	*	Vital Images, Inc	2,254
623	*	Vivus, Inc	2,691
146	*	Vnus Medical Technologies, Inc	3,105
541	*	Volcano Corp	7,872
1,269	*	Waters Corp	46,890
391	*	Wright Medical Group, Inc	5,095
11,539		Xerox Corp	52,502
2,797	*	Zimmer Holdings, Inc	102,091
200	*	Zoll Medical Corp	2,872
198	*	Zygo Corp	909

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,071,956

INSURANCE AGENTS, BROKERS AND SERVICE - 0.36%
3,338		AON Corp	136,256
1,586		Brown & Brown, Inc	29,991
245	*	Crawford & Co (Class B)	1,646
1,335		Gallagher (Arthur J.) & Co	22,695
4,595		Hartford Financial Services Group, Inc	36,071
212		Life Partners Holdings, Inc	3,617
6,186		Marsh & McLennan Cos, Inc	125,267
2,248		National Financial Partners Corp	7,194
100		White Mountains Insurance Group Ltd	17,191

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	379,928

INSURANCE CARRIERS - 3.09%
5,437		Aetna, Inc	132,282
5,697		Aflac, Inc	110,294
62	*	Alleghany Corp	16,851
555		Allied World Assurance Holdings Ltd	21,107
6,545		Allstate Corp	125,337
3,286		Ambac Financial Group, Inc	2,563
629		American Equity Investment Life Holding Co	2,617
928		American Financial Group, Inc	14,894
25,995		American International Group, Inc	25,995
167		American National Insurance Co	8,752

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

130		American Physicians Capital, Inc	$5,320
118	*	American Safety Insurance Holdings Ltd	1,358
606	*	AMERIGROUP Corp	16,689
202	*	Amerisafe, Inc	3,095
398		Amtrust Financial Services, Inc	3,801
557	*	Arch Capital Group Ltd	30,000
322	*	Argo Group International Holdings Ltd	9,702
961		Aspen Insurance Holdings Ltd	21,584
1,325		Assurant, Inc	28,859
742		Assured Guaranty Ltd	5,023
1,691		Axis Capital Holdings Ltd	38,115
125		Baldwin & Lyons, Inc (Class B)	2,365
398	*	Catalyst Health Solutions, Inc	7,888
444	*	Centene Corp	8,001
4,327		Chubb Corp	183,120
3,427		Cigna Corp	60,281
1,660		Cincinnati Financial Corp	37,964
387	*	Citizens, Inc (Class A)	2,813
303		CNA Financial Corp	2,775
100	*	CNA Surety Corp	1,844
984	*	Conseco, Inc	905
476		Delphi Financial Group, Inc (Class A)	6,407
143		Donegal Group, Inc (Class A)	2,198
620		Employers Holdings, Inc	5,915
641		Endurance Specialty Holdings Ltd	15,987
76	*	Enstar Group Ltd	4,280
363		Erie Indemnity Co (Class A)	12,407
784		Everest Re Group Ltd	55,507
155		FBL Financial Group, Inc (Class A)	643
2,808		Fidelity National Title Group, Inc (Class A)	54,784
180	*	First Acceptance Corp	436
1,057		First American Corp	28,021
136	*	First Mercury Financial Corp	1,964
346		Flagstone Reinsurance Holdings Ltd	2,695
210	*	Fpic Insurance Group, Inc	7,776
6,840		Genworth Financial, Inc (Class A)	12,996
327	*	Greenlight Capital Re Ltd (Class A)	5,222
600		Hanover Insurance Group, Inc	17,292
206		Harleysville Group, Inc	6,553
1,378		HCC Insurance Holdings, Inc	34,712
1,227	*	Health Net, Inc	17,767
781	*	Healthspring, Inc	6,537
467		Horace Mann Educators Corp	3,909
2,014	*	Humana, Inc	52,525
205		Infinity Property & Casualty Corp	6,956
647		IPC Holdings Ltd	17,495
77		Kansas City Life Insurance Co	2,760
2,052		Leucadia National Corp	30,554
2,903		Lincoln National Corp	19,421
3,572		Loews Corp	78,941
553		Maiden Holdings Ltd	2,472
116	*	Markel Corp	32,930

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

662		Max Re Capital Ltd	$11,413
2,532	*	MBIA, Inc	11,597
513		Meadowbrook Insurance Group, Inc	3,129
303		Mercury General Corp	8,999
6,015		Metlife, Inc	136,962
2,899		MGIC Investment Corp	4,117
110	*	Molina Healthcare, Inc	2,092
1,226		Montpelier Re Holdings Ltd	15,889
173		National Interstate Corp	2,925
19		National Western Life Insurance Co (Class A)	2,147
149	*	Navigators Group, Inc	7,030
65		NYMAGIC, Inc	793
311		Odyssey Re Holdings Corp	11,796
2,437		Old Republic International Corp	26,368
313		OneBeacon Insurance Group Ltd (Class A)	3,024
699		PartnerRe Ltd	43,387
3,542		Phoenix Cos, Inc	4,144
654		Platinum Underwriters Holdings Ltd	18,547
400	*	PMA Capital Corp (Class A)	1,668
973		PMI Group, Inc	603
200		Presidential Life Corp	1,558
499	*	Primus Guaranty Ltd	783
3,774		Principal Financial Group	30,871
338	*	ProAssurance Corp	15,758
8,032		Progressive Corp	107,950
887		Protective Life Corp	4,657
5,167		Prudential Financial, Inc	98,276
2,390		Radian Group, Inc	4,350
790		Reinsurance Group of America, Inc (Class A)	25,588
735		RenaissanceRe Holdings Ltd	36,338
200		RLI Corp	10,040
200		Safety Insurance Group, Inc	6,216
169	*	SeaBright Insurance Holdings, Inc	1,768
656		Selective Insurance Group, Inc	7,977
628		Stancorp Financial Group, Inc	14,306
200		State Auto Financial Corp	3,520
200		Stewart Information Services Corp	3,900
1,044		Torchmark Corp	27,384
353		Tower Group, Inc	8,694
334		Transatlantic Holdings, Inc	11,914
7,182		Travelers Cos, Inc	291,877
130	*	Triple-S Management Corp (Class B)	1,602
271	*,m	United America Indemnity Ltd	127
271	*	United America Indemnity Ltd (Class A)	1,089
234		United Fire & Casualty Co	5,139
14,968		UnitedHealth Group, Inc	313,281
500		Unitrin, Inc	6,990
417	*	Universal American Financial Corp	3,532
4,198		UnumProvident Corp	52,475
752		Validus Holdings Ltd	17,807
1,629		W.R. Berkley Corp	36,734
481	*	WellCare Health Plans, Inc	5,411

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,985	*	WellPoint, Inc	$227,251
15		Wesco Financial Corp	4,140
3,887		XL Capital Ltd (Class A)	21,223
401		Zenith National Insurance Corp	9,668

		TOTAL INSURANCE CARRIERS	3,217,080

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
160	*	China Fire & Security Group, Inc	1,258
1,460	*	Corrections Corp of America	18,702
560	*	Geo Group, Inc	7,420

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	27,380

LEATHER AND LEATHER PRODUCTS - 0.10%
4,225	*	Coach, Inc	70,557
960	*	CROCS, Inc	1,142
444	*	Genesco, Inc	8,361
643	*	Iconix Brand Group, Inc	5,691
150	*	Steven Madden Ltd	2,817
558	*	Timberland Co (Class A)	6,663
60		Weyco Group, Inc	1,555
600		Wolverine World Wide, Inc	9,348

		TOTAL LEATHER AND LEATHER PRODUCTS	106,134

LEGAL SERVICES - 0.04%
682	*	FTI Consulting, Inc	33,745
154	*	Pre-Paid Legal Services, Inc	4,471

		TOTAL LEGAL SERVICES	38,216

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
101	*	Emergency Medical Services Corp (Class A)	3,170

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,170

LUMBER AND WOOD PRODUCTS - 0.02%
80		American Woodmark Corp	1,405
1,056	*	Champion Enterprises, Inc	507
100		Deltic Timber Corp	3,941
1,157		Louisiana-Pacific Corp	2,580
100		Skyline Corp	1,901
200		Universal Forest Products, Inc	5,322

		TOTAL LUMBER AND WOOD PRODUCTS	15,656

METAL MINING - 0.54%
502	*	Allied Nevada Gold Corp	2,937
1,390		Cleveland-Cliffs, Inc	25,242
6,278	*	Coeur d’Alene Mines Corp	5,901
496		Foundation Coal Holdings, Inc	7,118
4,932		Freeport-McMoRan Copper & Gold, Inc (Class B)	187,959
1,552	*	Hecla Mining Co	3,104
5,745		Newmont Mining Corp	257,145
1,736	*	Patriot Coal Corp	6,441
607	*	Rosetta Resources, Inc	3,005

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

384		Royal Gold, Inc	$17,956
690	*	ShengdaTech, Inc	2,139
2,517		Southern Copper Corp	43,846
656	*	Stillwater Mining Co	2,427
1,250	*	Uranium Resources, Inc	588

		TOTAL METAL MINING	565,808

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
213		Armstrong World Industries, Inc	2,345
75		Blyth, Inc	1,960
806		Callaway Golf Co	5,787
423		Daktronics, Inc	2,771
1,404		Hasbro, Inc	35,198
392	*	Intrepid Potash, Inc	7,232
311	*	Jakks Pacific, Inc	3,841
256	*	Leapfrog Enterprises, Inc	353
4,122		Mattel, Inc	47,527
275	*	Nautilus, Inc	173
191	*	RC2 Corp	1,007
2,350	*	Russ Berrie & Co, Inc	3,102
393	*	Shuffle Master, Inc	1,128
100	*	Steinway Musical Instruments, Inc	1,197

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	113,621

MISCELLANEOUS RETAIL - 1.46%
198	*	1-800-FLOWERS.COM, Inc (Class A)	410
3,842	*	Amazon.com, Inc	282,156
409		Barnes & Noble, Inc	8,744
334		Big 5 Sporting Goods Corp	1,961
158	*	Blue Nile, Inc	4,764
792	*	Borders Group, Inc	499
200	*	Build-A-Bear Workshop, Inc	1,214
585	*	Cabela’s, Inc	5,329
400		Cash America International, Inc	6,264
558	*	CKX, Inc	2,288
657	*	Coldwater Creek, Inc	1,649
17,043		CVS Corp	468,513
886	*	Dick’s Sporting Goods, Inc	12,643
1,067	*	Dollar Tree, Inc	47,535
969	*	Drugstore.Com	1,134
393	*	Ezcorp, Inc (Class A)	4,547
324	*	GSI Commerce, Inc	4,244
373	*	Hibbett Sports, Inc	7,169
382	*	HSN, Inc	1,963
242	*	Jo-Ann Stores, Inc	3,954
593	*	Marvel Entertainment, Inc	15,744
497		MSC Industrial Direct Co (Class A)	15,442
473		Nutri/System, Inc	6,750
3,008	*	Office Depot, Inc	3,940
769		OfficeMax, Inc	2,399
176	*	Overstock.com, Inc	1,610
1,486		Petsmart, Inc	31,147

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

492	*	Priceline.com, Inc	$38,760
145		Pricesmart, Inc	2,611
6,114	*	Rite Aid Corp	2,201
160	*	Shutterfly, Inc	1,499
1,090		Signet Jewelers Ltd	12,481
192	*	Stamps.com, Inc	1,862
8,360		Staples, Inc	151,400
220		Systemax, Inc	2,842
1,436		Tiffany & Co	30,960
12,078		Walgreen Co	313,545
362		World Fuel Services Corp	11,450
490	*	Zale Corp	956
155	*	Zumiez, Inc	1,504

		TOTAL MISCELLANEOUS RETAIL	1,516,083

MOTION PICTURES - 0.56%
159	*	Ascent Media Corp (Series A)	3,975
466	*	Avid Technology, Inc	4,259
1,979	*	Blockbuster, Inc (Class A)	1,425
306		Cinemark Holdings, Inc	2,873
3,228	*	Discovery Communications, Inc (Class C)	47,290
909	*	DreamWorks Animation SKG, Inc (Class A)	19,671
171	*	Gaiam, Inc (Class A)	561
850	*	Macrovision Solutions Corp	15,122
460		National CineMedia, Inc	6,063
27,648		News Corp (Class A)	183,030
912		Regal Entertainment Group (Class A)	12,230
14,214		Time Warner, Inc	274,323
1,640	*	tw telecom inc (Class A)	14,350

		TOTAL MOTION PICTURES	585,172

NONDEPOSITORY INSTITUTIONS - 0.43%
700		Advance America Cash Advance Centers, Inc	1,183
403		Advanta Corp (Class B)	266
3,820		American Capital Ltd	7,143
12,023		American Express Co	163,874
1,288	*	AmeriCredit Corp	7,548
1,618		Apollo Investment Corp	5,631
1,297		Ares Capital Corp	6,277
400	*	Boise, Inc	244
4,847		Capital One Financial Corp	59,328
2,558		CapitalSource, Inc	3,121
1,940		Chimera Investment Corp	6,518
4,718		CIT Group, Inc	13,446
218	*	CompuCredit Corp	534
103	*	Credit Acceptance Corp	2,213
5,495		Discover Financial Services	34,673
160		Federal Agricultural Mortgage Corp (Class C)	429
7,508		Federal Home Loan Mortgage Corp	5,706
12,111		Federal National Mortgage Association	8,478
274		Financial Federal Corp	5,803
250	*	First Cash Financial Services, Inc	3,730

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

641	*	First Marblehead Corp	$827
252		Gladstone Investment Corp	963
1,040		GLG Partners, Inc	2,954
386	*	Guaranty Financial Group, Inc	405
269		Hercules Technology Growth Capital, Inc	1,345
187		Kohlberg Capital Corp	572
1,281		Lender Processing Services, Inc	39,212
778		MCG Capital Corp	996
289	*	Mercadolibre, Inc	5,361
115	*	Mitcham Industries, Inc	438
200		Nelnet, Inc (Class A)	1,768
300		NGP Capital Resources Co	1,491
300	*	Ocwen Financial Corp	3,429
199		Patriot Capital Funding, Inc	364
216		PennantPark Investment Corp	810
544	*	PHH Corp	7,643
5,310	*	SLM Corp	26,285
42		Student Loan Corp	1,824
838	*	thinkorswim Group, Inc	7,240
63	*	Tree.com, Inc	291
199	*	World Acceptance Corp	3,403

		TOTAL NONDEPOSITORY INSTITUTIONS	443,766

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
292		AMCOL International Corp	4,333
350		Compass Minerals International, Inc	19,730
1,260	*	General Moly, Inc	1,336
1,257		Vulcan Materials Co	55,672

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	81,071

OIL AND GAS EXTRACTION- 3.95%
468	*	Abraxas Petroleum Corp	482
5,573		Anadarko Petroleum Corp	216,734
4,076		Apache Corp	261,230
280		APCO Argentina, Inc	3,086
104	*	Approach Resources, Inc	645
399	*	Arena Resources, Inc	10,167
508		Atlas America, Inc	4,445
294	*	ATP Oil & Gas Corp	1,508
734	*	Atwood Oceanics, Inc	12,177
3,664		Baker Hughes, Inc	104,607
448	*	Basic Energy Services, Inc	2,899
487		Berry Petroleum Co (Class A)	5,338
417	*	Bill Barrett Corp	9,274
3,343		BJ Services Co	33,263
426	*	BMB Munai, Inc	247
523	*	Brigham Exploration Co	994
610	*	Bronco Drilling Co, Inc	3,209
1,249		Cabot Oil & Gas Corp	29,439
630	*	Cal Dive International, Inc	4,265
2,370	*	Callon Petroleum Co	2,583
2,628	*	Cameron International Corp	57,632

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

433	*	Cano Petroleum, Inc	$186
312	*	Carrizo Oil & Gas, Inc	2,771
599	*	Cheniere Energy, Inc	2,552
7,288		Chesapeake Energy Corp	124,333
900		Cimarex Energy Co	16,542
90	*	Clayton Williams Energy, Inc	2,632
493	*	CNX Gas Corp	11,689
548	*	Complete Production Services, Inc	1,688
599	*	Comstock Resources, Inc	17,850
567	*	Concho Resources, Inc	14,510
145	*	Contango Oil & Gas Co	5,684
340	*	Continental Resources, Inc	7,211
80	*	Dawson Geophysical Co	1,080
892	*	Delta Petroleum Corp	1,070
3,303	*	Denbury Resources, Inc	49,083
5,307		Devon Energy Corp	237,169
863		Diamond Offshore Drilling, Inc	54,248
93	*	Double Eagle Petroleum Co	481
591	*	Encore Acquisition Co	13,753
1,293	*	Endeavour International Corp	1,125
150	*	Energy Recovery, Inc	1,140
802		Energy XXI Bermuda Ltd	301
1,653		ENSCO International, Inc	43,639
2,956		EOG Resources, Inc	161,871
1,550		Equitable Resources, Inc	48,562
1,949	*	EXCO Resources, Inc	19,490
747	*	Exterran Holdings, Inc	11,967
1,193	*	Forest Oil Corp	15,688
386	*	FX Energy, Inc	1,073
1,074	*	Gasco Energy, Inc	419
1,000	*	GeoGlobal Resources, Inc	720
207	*	Geomet, Inc	120
60	*	Georesources, Inc	403
1,315	*	Global Industries Ltd	5,050
267	*	GMX Resources, Inc	1,736
321	*	Goodrich Petroleum Corp	6,215
520	*	Gulfport Energy Corp	1,206
10,392		Halliburton Co	160,764
318	*	Harvest Natural Resources, Inc	1,078
1,044	*	Helix Energy Solutions Group, Inc	5,366
1,188		Helmerich & Payne, Inc	27,051
1,011	*	Hercules Offshore, Inc	1,597
170		Houston American Energy Corp	316
107		Kayne Anderson Energy Development Co	999
1,423	*	Key Energy Services, Inc	4,098
1,000	*	Mariner Energy, Inc	7,750
974	*	McMoRan Exploration Co	4,578
910	*	Meridian Resource Corp	191
3,234	*	Nabors Industries Ltd	32,308
4,944	*	National Oilwell Varco, Inc	141,942
1,511	*	Newfield Exploration Co	34,300
1,000	*	Newpark Resources, Inc	2,530

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,160		Noble Energy, Inc	$116,381
226	*	Northern Oil And Gas, Inc	814
9,904		Occidental Petroleum Corp	551,157
597	*	Oceaneering International, Inc	22,011
2,675	*	Oilsands Quest, Inc	1,926
85		Panhandle Oil and Gas, Inc (Class A)	1,455
522	*	Parallel Petroleum Corp	668
1,200	*	Parker Drilling Co	2,208
1,800		Patterson-UTI Energy, Inc	16,128
440		Penn Virginia Corp	4,831
3,048	*	PetroHawk Energy Corp	58,613
165	*	Petroleum Development Corp	1,949
435	*	Petroquest Energy, Inc	1,044
568	*	Pioneer Drilling Co	1,863
1,352		Pioneer Natural Resources Co	22,267
1,223	*	Plains Exploration & Production Co	21,072
1,930	*	Pride International, Inc	34,701
222	*	Quest Resource Corp	69
1,098	*	Quicksilver Resources, Inc	6,083
421	*	RAM Energy Resources, Inc	307
1,860		Range Resources Corp	76,558
188	*	Rex Energy Corp	540
1,280		Rowan Cos, Inc	15,322
337		RPC, Inc	2,234
14,385		Schlumberger Ltd	584,318
314	*	SEACOR Holdings, Inc	18,309
2,496		Smith International, Inc	53,614
4,062	*	Southwestern Energy Co	120,601
699		St. Mary Land & Exploration Co	9,248
353	*	Stone Energy Corp	1,175
1,233	*	Sulphco, Inc	1,319
1,168	*	Superior Energy Services	15,056
174	*	Superior Well Services, Inc	893
327	*	Swift Energy Co	2,387
810	*	Tetra Technologies, Inc	2,633
617		Tidewater, Inc	22,909
248		Toreador Resources Corp	622
127	*	Trico Marine Services, Inc	267
264	*	Tri-Valley Corp	301
311	*	TXCO Resources, Inc	128
300	*	Union Drilling, Inc	1,140
520	*	Unit Corp	10,878
621	*	Vaalco Energy, Inc	3,285
231	*	Venoco, Inc	758
289		W&T Offshore, Inc	1,777
580	*	Warren Resources, Inc	557
734	*	Whiting Petroleum Corp	18,974
442	*	Willbros Group, Inc	4,287
6,596		XTO Energy, Inc	201,970

		TOTAL OIL AND GAS EXTRACTION	4,111,956

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.40%
607	*	AbitibiBowater, Inc	$334
1,351		Bemis Co	28,330
600	*	Buckeye Technologies, Inc	1,278
676	*	Cenveo, Inc	2,197
5,529	*	Domtar Corporation	5,253
397		Glatfelter	2,477
1,659	*	Graphic Packaging Holding Co	1,443
378		Greif, Inc (Class A)	12,584
4,965		International Paper Co	34,954
5,012		Kimberly-Clark Corp	231,103
1,977		MeadWestvaco Corp	23,704
500	*	Mercer International, Inc	330
162		Neenah Paper, Inc	588
1,183		Packaging Corp of America	15,403
550		Rock-Tenn Co (Class A)	14,878
136		Schweitzer-Mauduit International, Inc	2,511
1,333		Sonoco Products Co	27,966
1,158		Temple-Inland, Inc	6,218
334		Wausau Paper Corp	1,757

		TOTAL PAPER AND ALLIED PRODUCTS	413,308

PERSONAL SERVICES - 0.16%
1,502		Cintas Corp	37,129
300	*	Coinstar, Inc	9,828
387		G & K Services, Inc (Class A)	7,318
3,934		H&R Block, Inc	71,560
300		Jackson Hewitt Tax Service, Inc	1,566
542		Regis Corp	7,832
887	*	Sally Beauty Holdings, Inc	5,038
2,964		Service Corp International	10,344
185	*	Steiner Leisure Ltd	4,516
155		Unifirst Corp	4,315
629		Weight Watchers International, Inc	11,668

		TOTAL PERSONAL SERVICES	171,114

PETROLEUM AND COAL PRODUCTS - 6.93%
142		Alon USA Energy, Inc	1,945
419	*	American Oil & Gas, Inc	323
851		Ashland, Inc	8,791
24,856		Chevron Corp	1,671,317
18,552		ConocoPhillips	726,496
220	*	CVR Energy, Inc	1,219
69		Delek US Holdings, Inc	715
59,921		Exxon Mobil Corp	4,080,621
1,200		Frontier Oil Corp	15,348
2,720	*	Gran Tierra Energy, Inc	6,827
474	*	Headwaters, Inc	1,488
3,350		Hess Corp	181,570
524		Holly Corp	11,109
8,434		Marathon Oil Corp	221,730
2,259		Murphy Oil Corp	101,135
116		Quaker Chemical Corp	921

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,210	*	SandRidge Energy, Inc	$7,974
1,331		Sunoco, Inc	35,245
1,964		Tesoro Corp	26,455
6,303		Valero Energy Corp	112,824
174		WD-40 Co	4,200
283		Western Refining, Inc	3,379

		TOTAL PETROLEUM AND COAL PRODUCTS	7,221,632

PIPELINES, EXCEPT NATURAL GAS - 0.10%
7,540		Spectra Energy Corp	106,616

		TOTAL PIPELINES, EXCEPT NATURAL GAS	106,616

PRIMARY METAL INDUSTRIES - 0.77%
1,349		AK Steel Holding Corp	9,605
11,721		Alcoa, Inc	86,032
1,122		Allegheny Technologies, Inc	24,605
500		Belden CDT, Inc	6,255
300	*	Brush Engineered Materials, Inc	4,161
574		Carpenter Technology Corp	8,105
1,556	*	Century Aluminum Co	3,283
514	*	Coleman Cable, Inc	1,095
794	*	CommScope, Inc	9,020
18,761		Corning, Inc	248,958
255		Encore Wire Corp	5,465
161	*	Fushi Copperweld, Inc	773
831	*	General Cable Corp	16,470
1,600	*	General Steel Holdings, Inc	4,208
250		Gibraltar Industries, Inc	1,180
128	*	Haynes International, Inc	2,281
1,561	*	Horsehead Holding Corp	8,586
649		Hubbell, Inc (Class B)	17,497
337		Matthews International Corp (Class A)	9,709
1,497	*	Metalico, Inc	2,545
372		Mueller Industries, Inc	8,069
96	*	Northwest Pipe Co	2,733
3,760		Nucor Corp	143,519
89		Olympic Steel, Inc	1,350
1,655		Precision Castparts Corp	99,135
240	*	RTI International Metals, Inc	2,808
246		Schnitzer Steel Industries, Inc (Class A)	7,722
1,908		Steel Dynamics, Inc	16,809
100	*	Sutor Technology Group Ltd	140
298		Texas Industries, Inc	7,450
973		Titanium Metals Corp	5,322
314		Tredegar Corp	5,128
1,348		United States Steel Corp	28,483
72	*	Universal Stainless & Alloy	696
735		Worthington Industries, Inc	6,402

		TOTAL PRIMARY METAL INDUSTRIES	805,599

PRINTING AND PUBLISHING - 0.27%
594	*	ACCO Brands Corp	582

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

189		AH Belo Corp (Class A)	$185
600		American Greetings Corp (Class A)	3,036
946		Belo (A.H.) Corp (Class A)	577
303		Bowne & Co, Inc	973
100	*	Consolidated Graphics, Inc	1,272
73		Courier Corp	1,107
46		CSS Industries, Inc	782
245	*	Dolan Media Co	1,928
705		Dun & Bradstreet Corp	54,285
269		Ennis, Inc	2,383
354		EW Scripps Co (Class A)	478
2,605		Gannett Co, Inc	5,731
700		Harte-Hanks, Inc	3,745
531		John Wiley & Sons, Inc (Class A)	15,813
474		Journal Communications, Inc (Class A)	356
478		Lee Enterprises, Inc	134
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	595
571		McClatchy Co (Class A)	280
3,854		McGraw-Hill Cos, Inc	88,141
2,538		Media General, Inc (Class A)	4,873
480		Meredith Corp	7,987
500	*	MSCI, Inc (Class A)	8,455
105		Multi-Color Corp	1,284
1,565		New York Times Co (Class A)	7,074
100	*	Playboy Enterprises, Inc (Class B)	197
322	*	Presstek, Inc	667
485		Primedia, Inc	1,198
2,448		R.R. Donnelley & Sons Co	17,944
100		Schawk, Inc (Class A)	604
376		Scholastic Corp	5,666
235		Standard Register Co	1,076
554	*	Valassis Communications, Inc	870
470	*	VistaPrint Ltd	12,920
88		Washington Post Co (Class B)	31,425

		TOTAL PRINTING AND PUBLISHING	284,623

RAILROAD TRANSPORTATION - 0.72%
3,343		Burlington Northern Santa Fe Corp	201,081
4,804		CSX Corp	124,183
369	*	Genesee & Wyoming, Inc (Class A)	7,841
1,200	*	Kansas City Southern Industries, Inc	15,252
4,462		Norfolk Southern Corp	150,593
6,149		Union Pacific Corp	252,786

		TOTAL RAILROAD TRANSPORTATION	751,736

REAL ESTATE - 0.06%
3,105	*	CB Richard Ellis Group, Inc (Class A)	12,513
59		Consolidated-Tomoka Land Co	1,752
390		DuPont Fabros Technology, Inc	2,683
843		Forest City Enterprises, Inc (Class A)	3,035
876	*	Forestar Real Estate Group, Inc	6,701
111	*	FX Real Estate and Entertainment, Inc	18

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

680		Grubb & Ellis Co	$428
389		Jones Lang LaSalle, Inc	9,048
297	*	LoopNet, Inc	1,806
1,063	*	St. Joe Co	17,796
1,142		Stewart Enterprises, Inc (Class A)	3,700
263		Thomas Properties Group, Inc	310

		TOTAL REAL ESTATE	59,790

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
78	*	AEP Industries, Inc	1,191
700		Cooper Tire & Rubber Co	2,828
140	*	Deckers Outdoor Corp	7,426
2,711	*	Goodyear Tire & Rubber Co	16,971
748	*	Metabolix, Inc	5,101
3,056		Newell Rubbermaid, Inc	19,497
4,223		Nike, Inc (Class B)	198,017
353		Schulman (A.), Inc	4,783
1,782		Sealed Air Corp	24,592
377	*	Skechers U.S.A., Inc (Class A)	2,515
267		Spartech Corp	657
512		Titan International, Inc	2,575
122	*	Trex Co, Inc	931
661		Tupperware Corp	11,230
331		West Pharmaceutical Services, Inc	10,860

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	309,174

SECURITY AND COMMODITY BROKERS - 2.02%
2,526		Ameriprise Financial, Inc	51,758
228		BlackRock, Inc	29,649
1,592		Broadridge Financial Solutions, Inc	29,627
200		Calamos Asset Management, Inc (Class A)	962
11,134		Charles Schwab Corp	172,577
799		CME Group, Inc	196,866
144		Cohen & Steers, Inc	1,607
22		Diamond Hill Investment Group, Inc	865
116	*	Duff & Phelps Corp	1,827
5,056	*	E*Trade Financial Corp	6,472
1,207		Eaton Vance Corp	27,580
95		Evercore Partners, Inc (Class A)	1,468
300	*	FBR Capital Markets Corp	987
259	*	FCStone Group, Inc	591
991		Federated Investors, Inc (Class B)	22,060
1,808		Franklin Resources, Inc	97,397
2,050	*	Friedman Billings Ramsey Group, Inc (Class A)	410
69		GAMCO Investors, Inc (Class A)	2,253
704		GFI Group, Inc	2,260
5,345		Goldman Sachs Group, Inc	566,676
191		Greenhill & Co, Inc	14,105
441	*	Interactive Brokers Group, Inc (Class A)	7,113
923	*	IntercontinentalExchange, Inc	68,736
4,930		Invesco Ltd	68,330
452	*	Investment Technology Group, Inc	11,535

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,042		Janus Capital Group, Inc	$13,579
1,431		Jefferies Group, Inc	19,748
300	*	KBW, Inc	6,105
1,234	*	Knight Capital Group, Inc (Class A)	18,189
600	*	LaBranche & Co, Inc	2,244
1,077	*	Ladenburg Thalmann Financial Services, Inc	571
935		Lazard Ltd (Class A)	27,489
1,561		Legg Mason, Inc	24,820
239	*	MarketAxess Holdings, Inc	1,826
1,470	*	MF Global Ltd	6,218
12,481		Morgan Stanley	284,191
184	*	Morningstar, Inc	6,284
1,571	*	Nasdaq Stock Market, Inc	30,760
3,241		NYSE Euronext	58,014
480		optionsXpress Holdings, Inc	5,458
300	*	Penson Worldwide, Inc	1,929
190	*	Piper Jaffray Cos	4,900
1,700		Pzena Investment Management, Inc (Class A)	3,247
1,150		Raymond James Financial, Inc	22,655
209		Sanders Morris Harris Group, Inc	815
1,710		SEI Investments Co	20,879
244	*	Stifel Financial Corp	10,568
181		SWS Group, Inc	2,811
3,134		T Rowe Price Group, Inc	90,447
2,718	*	TD Ameritrade Holding Corp	37,536
1	*	Teton Advisors, Inc	0
200	*	Thomas Weisel Partners Group, Inc	716
126		US Global Investors, Inc (Class A)	614
988		Waddell & Reed Financial, Inc (Class A)	17,853
61		Westwood Holdings Group, Inc	2,384

		TOTAL SECURITY AND COMMODITY BROKERS	2,106,561

SOCIAL SERVICES - 0.01%
236	*	Capital Senior Living Corp	576
97	*	Providence Service Corp	667
319	*	Res-Care, Inc	4,645

		TOTAL SOCIAL SERVICES	5,888

SPECIAL TRADE CONTRACTORS - 0.09%
100		Alico, Inc	2,400
337	*	AsiaInfo Holdings, Inc	5,678
266		Chemed Corp	10,347
409		Comfort Systems USA, Inc	4,241
596	*	Dycom Industries, Inc	3,451
744	*	EMCOR Group, Inc	12,775
400	*	Insituform Technologies, Inc (Class A)	6,256
167	*	Integrated Electrical Services, Inc	1,523
220	*	Layne Christensen Co	3,535
2,248	*	Quanta Services, Inc	48,221

		TOTAL SPECIAL TRADE CONTRACTORS	98,427

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.54%
8,563		3M Co	$425,751
311		Apogee Enterprises, Inc	3,415
280	*	Cabot Microelectronics Corp	6,728
364		CARBO Ceramics, Inc	10,352
582		Eagle Materials, Inc	14,114
1,606		Gentex Corp	15,996
154		Libbey, Inc	142
467		Martin Marietta Materials, Inc	37,033
868	*	Owens Corning, Inc	7,847
2,289	*	Owens-Illinois, Inc	33,053
363	*	US Concrete, Inc	726
814	*	USG Corp	6,195

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	561,352

TEXTILE MILL PRODUCTS - 0.02%
301		Albany International Corp (Class A)	2,724
597		Interface, Inc (Class A)	1,785
643	*	Mohawk Industries, Inc	19,206
200		Oxford Industries, Inc	1,234
300	*	Xerium Technologies, Inc	201

		TOTAL TEXTILE MILL PRODUCTS	25,150

TOBACCO PRODUCTS - 1.44%
25,372		Altria Group, Inc	406,459
1,752		Fortune Brands, Inc	43,012
2,091		Lorillard, Inc	129,098
25,370		Philip Morris International, Inc	902,665
341		Universal Corp	10,203
667		Vector Group Ltd	8,664

		TOTAL TOBACCO PRODUCTS	1,500,101

TRANSPORTATION BY AIR - 0.35%
114	*	Air Methods Corp	1,928
2,145	*	Airtran Holdings, Inc	9,760
458	*	Alaska Air Group, Inc	8,047
303	*	Allegiant Travel Co	13,774
3,774	*	AMR Corp	12,039
211	*	Atlas Air Worldwide Holdings, Inc	3,661
281	*	Bristow Group, Inc	6,022
1,603	*	Continental Airlines, Inc (Class B)	14,122
339		Copa Holdings S.A. (Class A)	9,719
6,912	*	Delta Air Lines, Inc	38,915
3,684		FedEx Corp	163,901
457	*	Hawaiian Holdings, Inc	1,705
1,884	*	JetBlue Airways Corp	6,877
149	*	PHI, Inc	1,487
250	*	Republic Airways Holdings, Inc	1,620
692		Skywest, Inc	8,608
8,355		Southwest Airlines Co	52,887
1,265		UAL Corp	5,667
1,214	*	US Airways Group, Inc	3,071

		TOTAL TRANSPORTATION BY AIR	363,810

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 2.20%
223		A.O. Smith Corp	$5,615
408	*	AAR Corp	5,116
118	*	Aerovironment, Inc	2,466
449		American Axle & Manufacturing Holdings, Inc	593
90		American Railcar Industries, Inc	687
234	*	Amerigon, Inc (Class A)	866
738		ArvinMeritor, Inc	583
237	*	ATC Technology Corp	2,654
871		Autoliv, Inc	16,174
1,481	*	BE Aerospace, Inc	12,840
8,439		Boeing Co	300,261
2,325		Brunswick Corp	8,021
540		Clarcor, Inc	13,603
211	*	Cogo Group, Inc	1,409
1,129	*	Dana Holding Corp	519
121		Ducommun, Inc	1,759
261	*	Federal Mogul Corp (Class A)	1,743
520		Federal Signal Corp	2,740
744	*	Force Protection, Inc	3,571
27,462	*	Ford Motor Co	72,225
227		Freightcar America, Inc	3,979
140	*	Fuel Systems Solutions, Inc	1,887
575	*	GenCorp, Inc	1,219
4,754		General Dynamics Corp	197,719
7,236		General Motors Corp	14,038
111	*	GenTek, Inc	1,941
2,014		Genuine Parts Co	60,138
1,602		Goodrich Corp	60,700
110		Greenbrier Cos, Inc	403
300		Group 1 Automotive, Inc	4,191
3,277		Harley-Davidson, Inc	43,879
936		Harsco Corp	20,751
2,375	*	Hayes Lemmerz International, Inc	439
225		Heico Corp	5,468
8,836		Honeywell International, Inc	246,171
380		Kaman Corp	4,765
875	*	Lear Corp	656
101	*	LMI Aerospace, Inc	731
3,921		Lockheed Martin Corp	270,667
4,081		Northrop Grumman Corp	178,095
706	*	Orbital Sciences Corp	8,394
850		Oshkosh Truck Corp	5,729
4,353		Paccar, Inc	112,133
433		Polaris Industries, Inc	9,284
355		Spartan Motors, Inc	1,427
1,136	*	Spirit Aerosystems Holdings, Inc (Class A)	11,326
200		Superior Industries International, Inc	2,370
547	*	Tenneco, Inc	892
400		Thor Industries, Inc	6,248
376	*	TransDigm Group, Inc	12,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

964		Trinity Industries, Inc	$8,811
229		Triumph Group, Inc	8,748
569	*	TRW Automotive Holdings Corp	1,832
11,763		United Technologies Corp	505,575
270		Wabash National Corp	332
752		Westinghouse Air Brake Technologies Corp	19,838
353		Winnebago Industries, Inc	1,874
1,960	*	Wonder Auto Technology, Inc	7,017

		TOTAL TRANSPORTATION EQUIPMENT	2,295,460

TRANSPORTATION SERVICES - 0.20%
184		Ambassadors Group, Inc	1,494
2,021		CH Robinson Worldwide, Inc	92,177
121	*	Dynamex, Inc	1,583
2,592		Expeditors International Washington, Inc	73,327
538		GATX Corp	10,884
500	*	HUB Group, Inc (Class A)	8,500
382	*	Interval Leisure Group, Inc	2,025
830	*	Orbitz Worldwide, Inc	1,071
400		Pacer International, Inc	1,400
1,085		UTI Worldwide, Inc	12,966

		TOTAL TRANSPORTATION SERVICES	205,427

TRUCKING AND WAREHOUSING - 0.50%
300		Arkansas Best Corp	5,706
250	*	Celadon Group, Inc	1,388
512		Con-way, Inc	9,180
289		Forward Air Corp	4,690
770		Heartland Express, Inc	11,404
1,049		J.B. Hunt Transport Services, Inc	25,291
662		Landstar System, Inc	22,157
160	*	Marten Transport Ltd	2,989
282	*	Old Dominion Freight Line	6,624
133	*	Saia, Inc	1,589
8,305		United Parcel Service, Inc (Class B)	408,772
457		Werner Enterprises, Inc	6,910
2,199	*	YRC Worldwide, Inc	9,874

		TOTAL TRUCKING AND WAREHOUSING	516,574

WATER TRANSPORTATION - 0.22%
464		Alexander & Baldwin, Inc	8,830
672	*	American Commercial Lines, Inc	2,130
5,204		Carnival Corp	112,405
449		DHT Maritime, Inc	1,724
1,130		Eagle Bulk Shipping, Inc	4,803
550		Frontline Ltd	9,565
434		Genco Shipping & Trading Ltd	5,356
570		General Maritime Corp	3,990
383		Golar LNG Ltd	1,314
249	*	Gulfmark Offshore, Inc	5,941
369		Horizon Lines, Inc (Class A)	1,118
253	*	Hornbeck Offshore Services, Inc	3,856

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

584	*	Kirby Corp	$15,558
185		Knightsbridge Tankers Ltd	2,692
389		Nordic American Tanker Shipping	11,398
438	*	Odyssey Marine Exploration, Inc	1,485
314		Overseas Shipholding Group, Inc	7,118
1,568		Royal Caribbean Cruises Ltd	12,560
482		Ship Finance International Ltd	3,162
160	*	TBS International Ltd (Class A)	1,176
480		Teekay Corp	6,830
140		Teekay Tankers Ltd (Class A)	1,331
1,246	*	Ultrapetrol Bahamas Ltd	3,364

		TOTAL WATER TRANSPORTATION	227,706

WHOLESALE TRADE-DURABLE GOODS - 0.34%
400		Agilysys, Inc	1,720
450		Applied Industrial Technologies, Inc	7,592
1,424	*	Arrow Electronics, Inc	27,141
480		Barnes Group, Inc	5,131
474	*	Beacon Roofing Supply, Inc	6,347
1,424		BorgWarner, Inc	28,907
200		Castle (A.M.) & Co	1,784
128	*	Chindex International, Inc	636
342	*	Conceptus, Inc	4,019
229	*	DemandTec, Inc	2,004
400	*	Digi International, Inc	3,068
290	*	Drew Industries, Inc	2,517
191	*	Hansen Medical, Inc	768
186		Houston Wire & Cable Co	1,442
1,833	*	Ingram Micro, Inc (Class A)	23,169
718	*	Insight Enterprises, Inc	2,197
297	*	Interline Brands, Inc	2,504
600		Knight Transportation, Inc	9,096
45		Lawson Products, Inc	548
1,817	*	LKQ Corp	25,929
160	*	MedAssets, Inc	2,280
100	*	MWI Veterinary Supply, Inc	2,848
468		Owens & Minor, Inc	15,505
1,474	*	Patterson Cos, Inc	27,800
614		PEP Boys-Manny Moe & Jack	2,708
567		Pool Corp	7,598
731	*	PSS World Medical, Inc	10,490
689		Reliance Steel & Aluminum Co	18,141
585	*	Solera Holdings, Inc	14,496
616	*	Tech Data Corp	13,416
82	*	Titan Machinery, Inc	737
466	*	TomoTherapy, Inc	1,235
432	*	Tyler Technologies, Inc	6,320
951		W.W. Grainger, Inc	66,740
494	*	WESCO International, Inc	8,951

		TOTAL WHOLESALE TRADE-DURABLE GOODS	355,784

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
282		Aceto Corp	$1,681
943		Airgas, Inc	31,883
1,200	*	Akorn, Inc	1,032
850	*	Alliance One International, Inc	3,264
1,705		Allscripts Healthcare Solutions, Inc	17,544
207		Andersons, Inc	2,927
578	*	Bare Escentuals, Inc	2,370
299	*	BMP Sunstone Corp	966
1,331		Brown-Forman Corp (Class B)	51,683
4,270		Cardinal Health, Inc	134,420
418	*	Central European Distribution Corp	4,498
128	*	Clearwater Paper Corp	1,028
108	*	Core-Mark Holding Co, Inc	1,968
1	*	CPEX Pharmaceuticals, Inc	7
1,830	*	Dean Foods Co	33,086
1,365	*	Endo Pharmaceuticals Holdings, Inc	24,133
476	*	Fresh Del Monte Produce, Inc	7,816
300	*	Green Mountain Coffee Roasters, Inc	14,400
435	*	Hain Celestial Group, Inc	6,194
1,180	*	Henry Schein, Inc	47,212
702		Herbalife Ltd	10,516
100		Kenneth Cole Productions, Inc (Class A)	639
330		K-Swiss, Inc (Class A)	2,818
161	*	LSB Industries, Inc	1,592
593		Men’s Wearhouse, Inc	8,978
286		Myers Industries, Inc	1,756
180		Nash Finch Co	5,056
559		Nu Skin Enterprises, Inc (Class A)	5,864
300	*	Perry Ellis International, Inc	1,038
241	*	School Specialty, Inc	4,239
217		Spartan Stores, Inc	3,344
114	*	Synutra International, Inc	936
7,210		Sysco Corp	164,388
1,234		Terra Industries, Inc	34,663
390	*	Tractor Supply Co	14,063
433	*	United Natural Foods, Inc	8,214
323	*	United Stationers, Inc	9,070
100		Valhi, Inc	938
143	*	Volcom, Inc	1,387
260		Zep, Inc	2,660
203	*	Zhongpin, Inc	1,803

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	672,074

		TOTAL COMMON STOCKS (Cost $150,200,197)	102,674,020

		TOTAL PORTFOLIO - 98.56% (Cost $150,200,197)	102,674,020
		OTHER ASSETS AND LIABILITIES, NET - 1.44%	1,498,880

		NET ASSETS - 100.00%	$104,172,900

TIAA-CREF LIFE FUNDS - Stock Index Fund

*	Non-income producing.

**	Percentage represents less than 0.01%.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

The following abbreviation is used in portfolio descriptions:

REIT - Real Estate Investment Trust

At March 31, 2009, the net unrealized depreciation on investment was $47,526,177, consisting of gross unrealized appreciation of $12,052,548 and gross unrealized depreciation of $59,578,725.

OPEN FUTURES CONTRACTS:	NUMBER OF CONTRACTS	MARKET VALUE	EXPIRATION DATE	UNREALIZED APPRECIATION/ (DEPRECIATION)
E-mini Russell 2000 Index	3	$126,390	June 2009	$(1,360)
E-mini S&P 400 Index	2	97,580	June 2009	(184)
E-mini S&P 500 Index	27	1,072,980	June 2009	6,633

		$1,296,950		$5,089

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.71%
AMUSEMENT AND RECREATION SERVICES - 0.79%
248	*	Ticketmaster	$915
8,968		Walt Disney Co	162,859

		TOTAL AMUSEMENT AND RECREATION SERVICES	163,774

APPAREL AND ACCESSORY STORES - 0.71%
600		American Eagle Outfitters, Inc	7,344
89	*	AnnTaylor Stores Corp	463
100	*	Charming Shoppes, Inc	140
400	*	Chico’s FAS, Inc	2,148
400		Foot Locker, Inc	4,192
3,091		Gap, Inc	40,152
1,207	*	Kohl’s Corp	51,080
1,800		Limited Brands, Inc	15,660
800		Nordstrom, Inc	13,400
400		Ross Stores, Inc	14,352

		TOTAL APPAREL AND ACCESSORY STORES	148,931

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
300		Liz Claiborne, Inc	741
200		Phillips-Van Heusen Corp	4,536
100		Polo Ralph Lauren Corp (Class A)	4,225
279		VF Corp	15,934

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	25,436

AUTO REPAIR, SERVICES AND PARKING - 0.03%
544	*	Hertz Global Holdings, Inc	2,138
68		Ryder System, Inc	1,925
162	*	Wright Express Corp	2,952

		TOTAL AUTO REPAIR, SERVICES AND PARKING	7,015

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
200	*	Autozone, Inc	32,523
456	*	Carmax, Inc	5,673
77	*	Copart, Inc	2,284

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	40,480

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.41%
115		Fastenal Co	3,698
8,293		Home Depot, Inc	195,382
5,174		Lowe’s Cos, Inc	94,426

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	293,506

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 7.03%
1,393	*	3Com Corp	$4,304
301	*	3D Systems Corp	1,984
1,893	*	Adobe Systems, Inc	40,491
330		Aircastle Ltd	1,535
463	*	Akamai Technologies, Inc	8,982
249	*	Alliance Data Systems Corp	9,201
1,116	*	Art Technology Group, Inc	2,846
694	*	Autodesk, Inc	11,666
3,969		Automatic Data Processing, Inc	139,549
61	*	Blackboard, Inc	1,936
200	*	Blue Coat Systems, Inc	2,402
764	*	BMC Software, Inc	25,212
185	*	Bottomline Technologies, Inc	1,217
404	*	BPZ Energy, Inc	1,495
200	*	Cerner Corp	8,794
190	*	Ciber, Inc	519
491	*	Citrix Systems, Inc	11,116
460	*	Cogent, Inc	5,474
593	*	Compuware Corp	3,908
514	*	COMSYS IT Partners, Inc	1,136
100	*	CSG Systems International, Inc	1,428
160		Deluxe Corp	1,541
327	*	DivX, Inc	1,645
419	*	DST Systems, Inc	14,506
647	*	Earthlink, Inc	4,251
3,335	*	eBay, Inc	41,888
868	*	Expedia, Inc	7,881
169		Fair Isaac Corp	2,378
678		Gevity HR, Inc	2,678
633	*	Google, Inc (Class A)	220,321
850		IMS Health, Inc	10,600
584	*	Informatica Corp	7,744
1,885		Innovative Solutions & Support, Inc	7,974
73		Interactive Data Corp	1,815
400	*	Internap Network Services Corp	1,076
1,204	*	Intuit, Inc	32,508
369	*	Iron Mountain, Inc	8,181
305		Jack Henry & Associates, Inc	4,978
300	*	Lamar Advertising Co (Class A)	2,925
626	*	Lawson Software, Inc	2,661
242	*	Lionbridge Technologies	237
205	*	Liquidity Services, Inc	1,433
498	*	Magma Design Automation, Inc	374
170		Manpower, Inc	5,360
249		Marchex, Inc (Class B)	857
271	*	Mentor Graphics Corp	1,203
24,604		Microsoft Corp	451,974
214	*	MODUSLINK GLOBAL SOLUTIONS,Inc	554
2,745	*	MoneyGram International, Inc	3,239
544	*	Monster Worldwide, Inc	4,434
531	*	Network Equipment Technologies, Inc	1,880
1,258		NIC, Inc	6,542

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,918	*	Novell, Inc	$8,171
594	*	Nuance Communications, Inc	6,451
2,061		Omnicom Group, Inc	48,227
98	*	Omniture, Inc	1,293
290	*	Parametric Technology Corp	2,894
268	*	PDF Solutions, Inc	423
975	*	Radisys Corp	5,909
819	*	RealNetworks, Inc	1,908
645	*	Red Hat, Inc	11,507
600		Robert Half International, Inc	10,698
452	*	S1 Corp	2,328
375	*	Salesforce.com, Inc	12,274
500	*	Sapient Corp	2,235
196	*	Smith Micro Software, Inc	1,025
363	*	SonicWALL, Inc	1,619
1,340	*	Sonus Networks, Inc	2,104
3,229	*	Sun Microsystems, Inc	23,636
173	*	Sybase, Inc	5,240
4,019	*	Symantec Corp	60,044
176	*	SYNNEX Corp	3,462
1,069	*	TIBCO Software, Inc	6,275
480	*	TNS, Inc	3,926
1,135		Total System Services, Inc	15,674
146	*	Ultimate Software Group, Inc	2,520
249		United Online, Inc	1,111
273	*	Vasco Data Security International	1,575
72	*	Vignette Corp	481
597	*	VirnetX Holding Corp	728
1,452		Visa, Inc (Class A)	80,730

		TOTAL BUSINESS SERVICES	1,465,301

CHEMICALS AND ALLIED PRODUCTS - 14.99%
2,059		Air Products & Chemicals, Inc	115,819
200	*	Alexion Pharmaceuticals, Inc	7,532
795	*	Alexza Pharmaceuticals, Inc	1,757
100	*	Alkermes, Inc	1,213
4,511	*	Amgen, Inc	223,384
101	*	Auxilium Pharmaceuticals, Inc	2,800
1,036		Avery Dennison Corp	23,144
1,281		Avon Products, Inc	24,634
301	*	Biodel, Inc	1,568
1,074	*	Biogen Idec, Inc	56,299
400	*	BioMarin Pharmaceuticals, Inc	4,940
402	*	BioMimetic Therapeutics, Inc	2,854
8,889		Bristol-Myers Squibb Co	194,847
255	*	Calgon Carbon Corp	3,613
166	*	Caraco Pharmaceutical Laboratories Ltd	584
1,173	*	Celgene Corp	52,081
633	*	Cell Genesys, Inc	184
61		Church & Dwight Co, Inc	3,186
403		Clorox Co	20,746
2,611		Colgate-Palmolive Co	153,997

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

175	*	Cypress Bioscience, Inc	$1,244
504	*	Dendreon Corp	2,117
2,211	*	Durect Corp	4,931
1,767		Ecolab, Inc	61,368
5,044		Eli Lilly & Co	168,520
40	*	Facet Biotech Corp	380
1,140	*	Genzyme Corp	67,705
300	*	Geron Corp	1,341
3,706	*	Gilead Sciences, Inc	171,662
540		H.B. Fuller Co	7,020
500	*	Human Genome Sciences, Inc	415
240	*	Idexx Laboratories, Inc	8,299
168	*	Immucor, Inc	4,225
182		Innophos Holdings, Inc	2,053
261	*	Inverness Medical Innovations, Inc	6,950
200	*	Invitrogen Corp	6,496
1,754	*	Javelin Pharmaceuticals, Inc	2,526
8,742		Johnson & Johnson	459,828
342		Lubrizol Corp	11,631
200	*	Medarex, Inc	1,026
156		Minerals Technologies, Inc	5,000
300		Nalco Holding Co	3,921
238	*	Neurocrine Biosciences, Inc	845
442	*	Noven Pharmaceuticals, Inc	4,190
200	*	OraSure Technologies, Inc	506
200	*	Par Pharmaceutical Cos, Inc	1,894
200		PDL BioPharma, Inc	1,416
552		Perrigo Co	13,706
232	*	Pharmasset, Inc	2,276
193	*	PharMerica Corp	3,212
533	*	Pozen, Inc	3,262
988		PPG Industries, Inc	36,457
2,336		Praxair, Inc	157,189
731	*	Prestige Brands Holdings, Inc	3,787
9,220		Procter & Gamble Co	434,169
227	*	Progenics Pharmaceuticals, Inc	1,496
1,671		Rohm & Haas Co	131,742
500		RPM International, Inc	6,365
450	*	Salix Pharmaceuticals Ltd	4,275
5,626		Schering-Plough Corp	132,492
233		Sensient Technologies Corp	5,476
304	*	Sepracor, Inc	4,457
1,039		Sigma-Aldrich Corp	39,264
500	*	SuperGen, Inc	905
44	*	United Therapeutics Corp	2,908
134	*	USANA Health Sciences, Inc	2,996
300		Valspar Corp	5,991
200	*	Vertex Pharmaceuticals, Inc	5,746
5,069		Wyeth	218,170
529	*	Zymogenetics, Inc	2,111

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,121,143

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 4.98%
1,026		Alaska Communications Systems Group, Inc	$6,874
2,085	*	American Tower Corp (Class A)	63,447
656	*	Centennial Communications Corp	5,419
92		CenturyTel, Inc	2,587
749	*	Cox Radio, Inc (Class A)	3,071
1,825	*	Crown Castle International Corp	37,248
24	*	DG FastChannel, Inc	450
3,760	*	DIRECTV Group, Inc	85,690
1,346		Embarq Corp	50,946
200		Entercom Communications Corp (Class A)	220
2,364	*	Entravision Communications Corp (Class A)	615
100	*	Equinix, Inc	5,615
2,481		Fairpoint Communications, Inc	1,935
5,400	*	FiberTower Corp	1,080
100		Fisher Communications, Inc	976
6,831		Frontier Communications Corp	49,047
2,921		Gray Television, Inc	935
75		Hearst-Argyle Television, Inc	312
622	*	IAC/InterActiveCorp	9,473
1,481	*	ICO Global Communications Holdings Ltd (Class A)	518
170	*	iPCS, Inc	1,651
449	*	Leap Wireless International, Inc	15,657
1,927	*	Liberty Global, Inc (Class A)	28,057
1,929	*	Liberty Media Corp - Capital (Series A)	13,464
3,650	*	Liberty Media Corp - Entertainment (Series A)	72,818
3,274	*	Liberty Media Holding Corp (Interactive A)	9,495
1,349	*	Lin TV Corp (Class A)	1,511
487	*	Mediacom Communications Corp (Class A)	1,963
879	*	MetroPCS Communications, Inc	15,013
120	*	NeuStar, Inc (Class A)	2,010
661	*	NII Holdings, Inc (Class B)	9,915
110		NTELOS Holdings Corp	1,995
734		Scripps Networks Interactive (Class A)	16,522
10,111	*	Sprint Nextel Corp	36,096
718		SureWest Communications	5,600
388	*	Syniverse Holdings, Inc	6,115
186	*	Terremark Worldwide, Inc	500
719	*	TerreStar Corp	403
2,279		Time Warner Cable, Inc	56,512
681	*	TiVo, Inc	4,794
10,171		Verizon Communications, Inc	307,164
3,789	*	Viacom, Inc (Class B)	65,853
4,713		Windstream Corp	37,987

		TOTAL COMMUNICATIONS	1,037,553

DEPOSITORY INSTITUTIONS - 4.54%
15,033		Bank of America Corp	102,525
111		Bank of Hawaii Corp	3,661
4,314		Bank of New York Mellon Corp	121,871
265		BankAtlantic Bancorp Inc (Class A)	533
3,474		BB&T Corp	58,780

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		City National Corp	$6,754
698		Colonial Bancgroup, Inc	628
800		Comerica, Inc	14,648
4,100		Fifth Third Bancorp	11,972
891		First Horizon National Corp	9,571
2,096	*	Flagstar Bancorp, Inc	1,572
147		Fulton Financial Corp	975
1,233		Hudson City Bancorp, Inc	14,414
2,600		Keycorp	20,462
671		M&T Bank Corp	30,356
1,400		Marshall & Ilsley Corp	7,882
300	*	Metavante Technologies, Inc	5,988
1,170		New York Community Bancorp, Inc	13,069
148		NewAlliance Bancshares, Inc	1,738
989		Northern Trust Corp	59,162
145		Old National Bancorp	1,620
189		People’s United Financial, Inc	3,396
2,301		PNC Financial Services Group, Inc	67,396
540		Popular, Inc	1,177
355		Provident Financial Services, Inc	3,838
4,160		Regions Financial Corp	17,722
1,486		State Street Corp	45,739
2,387		SunTrust Banks, Inc	28,023
148	*	SVB Financial Group	2,961
900		Synovus Financial Corp	2,925
1,847		UCBH Holdings, Inc	2,789
7,899		US Bancorp	115,404
11,581		Wells Fargo & Co	164,912
100		Zions Bancorporation	983

		TOTAL DEPOSITORY INSTITUTIONS	945,446

EATING AND DRINKING PLACES - 1.37%
521	*	AFC Enterprises	2,350
793		Darden Restaurants, Inc	27,168
13		DineEquity, Inc	154
4,495		McDonald’s Corp	245,291
177	*	Sonic Corp	1,774
1,623		Wendy’s/Arby’s Group, Inc (Class A)	8,164

		TOTAL EATING AND DRINKING PLACES	284,901

EDUCATIONAL SERVICES - 0.03%
43	*	ITT Educational Services, Inc	5,221

		TOTAL EDUCATIONAL SERVICES	5,221

ELECTRIC, GAS, AND SANITARY SERVICES - 6.98%
3,718	*	AES Corp	21,602
1,096		AGL Resources, Inc	29,077
966		Alliant Energy Corp	23,851
814		Aqua America, Inc	16,280
1,100		Atmos Energy Corp	25,432
2,028		Avista Corp	27,946
947	*	Calpine Corp	6,449

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,667		Centerpoint Energy, Inc	$17,387
242		Central Vermont Public Service Corp	4,187
121		CH Energy Group, Inc	5,675
1,362	*	Clean Energy Fuels Corp	8,295
2,217		Cleco Corp	48,087
3,041		Consolidated Edison, Inc	120,453
600		Crosstex Energy, Inc	984
1,429		Edison International	41,169
4,337		El Paso Corp	27,106
300		Energen Corp	8,739
1,712		FPL Group, Inc	86,849
2,385		Hawaiian Electric Industries, Inc	32,770
2,000		Idacorp, Inc	46,720
87		ITC Holdings Corp	3,795
222		Laclede Group, Inc	8,654
500		MGE Energy, Inc	15,685
1,634		National Fuel Gas Co	50,115
197		New Jersey Resources Corp	6,694
693		Nicor, Inc	23,028
5,139		NiSource, Inc	50,362
1,093		Northeast Utilities	23,598
162		Northwest Natural Gas Co	7,034
1,211	*	NRG Energy, Inc	21,314
865		NSTAR	27,576
3,294		OGE Energy Corp	78,462
800		Oneok, Inc	18,104
5,252		Pepco Holdings, Inc	65,545
1,108		PG&E Corp	42,348
972		Piedmont Natural Gas Co, Inc	25,165
681		Pinnacle West Capital Corp	18,087
1,929		PPL Corp	55,382
1,732		Public Service Enterprise Group, Inc	51,042
1,713		Questar Corp	50,414
1,009		Resource America, Inc (Class A)	4,026
1,042		Sempra Energy	48,182
2,900		Sierra Pacific Resources	27,231
211		SJW Corp	5,366
500		South Jersey Industries, Inc	17,500
155		Southwest Gas Corp	3,266
3,103		TECO Energy, Inc	34,598
400		UGI Corp	9,444
200		UIL Holdings Corp	4,464
587		WGL Holdings, Inc	19,254
3,418		Williams Cos, Inc	38,897

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,453,690

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.33%
2,047	*	Adaptec, Inc	4,913
277	*	Advanced Energy Industries, Inc	2,086
1,662	*	Advanced Micro Devices, Inc	5,069
1,480		Ametek, Inc	46,279
281	*	Avnet, Inc	4,920

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

161		Baldor Electric Co	$2,333
147	*	Benchmark Electronics, Inc	1,646
19,918	*	Cisco Systems, Inc	334,024
297	*	Conexant Systems, Inc	193
308	*	Cree, Inc	7,247
145	*	Dolby Laboratories, Inc (Class A)	4,946
506		Eaton Corp	18,651
81	*	Energy Conversion Devices, Inc	1,075
4,262	*	Finisar Corp	1,875
161	*	First Solar, Inc	21,365
312	*	FuelCell Energy, Inc	749
377	*	GrafTech International Ltd	2,322
85	*	Greatbatch, Inc	1,645
100		Harman International Industries, Inc	1,353
582	*	Harmonic, Inc	3,783
530	*	Hutchinson Technology, Inc	1,378
20,374		Intel Corp	306,628
169	*	InterDigital, Inc	4,364
512	*	Lattice Semiconductor Corp	707
77		Lincoln Electric Holdings, Inc	2,440
538	*	Loral Space & Communications, Inc	11,492
2,267	*	LSI Logic Corp	6,892
181	*	Medis Technologies Ltd	80
2,856	*	Micron Technology, Inc	11,595
8,640		Motorola, Inc	36,547
1,151	*	NetApp, Inc	17,081
1,509	*	ON Semiconductor Corp	5,885
645	*	Oplink Communications, Inc	4,967
293		Plantronics, Inc	3,537
357	*	Polycom, Inc	5,494
200	*	Power-One, Inc	176
621	*	Powerwave Technologies, Inc	369
441	*	QLogic Corp	4,904
6,310		Qualcomm, Inc	245,521
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	469
706	*	RF Micro Devices, Inc	939
760	*	Silicon Storage Technology, Inc	1,254
12,111	*	Sirius XM Radio, Inc	4,239
487	*	Skyworks Solutions, Inc	3,925
168	*	Sunpower Corp (Class A)	3,995
400	*	Sycamore Networks, Inc	1,068
1,169	*	Symmetricom, Inc	4,092
141	*	Synaptics, Inc	3,773
221	*	Tekelec	2,924
288		Teleflex, Inc	11,258
1,300	*	Tellabs, Inc	5,954
135	*	Tessera Technologies, Inc	1,805
6,237		Texas Instruments, Inc	102,972
338	*	Thomas & Betts Corp	8,457
944	*	Triquint Semiconductor, Inc	2,332
184	*	TTM Technologies, Inc	1,067
693	*	Utstarcom, Inc	541

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

183	*	Volterra Semiconductor Corp	$1,545
100		Whirlpool Corp	2,959
800		Xilinx, Inc	15,328
111	*	Zoran Corp	977

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,318,404

ENGINEERING AND MANAGEMENT SERVICES - 0.39%
200	*	Amylin Pharmaceuticals, Inc	2,350
200	*	Ariad Pharmaceuticals, Inc	238
200	*	Celera Corp	1,526
42		Corporate Executive Board Co	609
100	*	CV Therapeutics, Inc	1,988
321	*	Hewitt Associates, Inc (Class A)	9,553
767	*	Incyte Corp	1,795
435	*	Isis Pharmaceuticals, Inc	6,529
139	*	Navigant Consulting, Inc	1,817
1,438		Paychex, Inc	36,913
211	*	Regeneron Pharmaceuticals, Inc	2,924
3,969	*	Rentech, Inc	2,183
100	*	Symyx Technologies, Inc	445
318	*	Tetra Tech, Inc	6,481
303	*	VCA Antech, Inc	6,833

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	82,184

FABRICATED METAL PRODUCTS - 0.81%
140		Aptargroup, Inc	4,360
720		Commercial Metals Co	8,316
258		Dynamic Materials Corp	2,363
100		Gulf Island Fabrication, Inc	801
4,010		Illinois Tool Works, Inc	123,708
200		Pentair, Inc	4,334
150		Quanex Building Products Corp	1,140
147		Snap-On, Inc	3,690
600		Stanley Works	17,472
71		Valmont Industries, Inc	3,565

		TOTAL FABRICATED METAL PRODUCTS	169,749

FOOD AND KINDRED PRODUCTS - 4.12%
1,688		Campbell Soup Co	46,184
2,456		General Mills, Inc	122,505
2,010		H.J. Heinz Co	66,451
80	*	Hansen Natural Corp	2,880
1,029		Hershey Co	35,758
164		J.M. Smucker Co	6,112
2,704		Kellogg Co	99,048
6,909		Kraft Foods, Inc (Class A)	154,002
51		Lancaster Colony Corp	2,115
146		McCormick & Co, Inc	4,317
5,759		PepsiCo, Inc	296,472
11	*	Ralcorp Holdings, Inc	593
2,399		Sara Lee Corp	19,384
76		Tootsie Roll Industries, Inc	1,656

		TOTAL FOOD AND KINDRED PRODUCTS	857,477

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.41%
51	*	Great Atlantic & Pacific Tea Co, Inc	$271
1,832		Safeway, Inc	36,987
3,234	*	Starbucks Corp	35,930
510		Supervalu, Inc	7,283
260		Whole Foods Market, Inc	4,368

		TOTAL FOOD STORES	84,839

FORESTRY - 0.13%
996		Weyerhaeuser Co	27,460

		TOTAL FORESTRY	27,460

FURNITURE AND FIXTURES - 0.41%
68		Herman Miller, Inc	725
470		Hill-Rom Holdings, Inc	4,648
128		HNI Corp	1,331
4,107		Johnson Controls, Inc	49,285
200	*	Kinetic Concepts, Inc	4,224
700		Leggett & Platt, Inc	9,093
2,240		Masco Corp	15,635

		TOTAL FURNITURE AND FIXTURES	84,941

FURNITURE AND HOME FURNISHINGS STORES - 0.33%
865	*	Bed Bath & Beyond, Inc	21,409
1,050		Best Buy Co, Inc	39,858
199	*	GameStop Corp (Class A)	5,576
200		RadioShack Corp	1,714
100		Williams-Sonoma, Inc	1,008

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	69,565

GENERAL BUILDING CONTRACTORS - 0.07%
400		Centex Corp	3,000
180	*	Hovnanian Enterprises, Inc (Class A)	281
400		Lennar Corp (Class A)	3,004
169		M/I Homes, Inc	1,181
300	*	Standard-Pacific Corp	264
400	*	Toll Brothers, Inc	7,264

		TOTAL GENERAL BUILDING CONTRACTORS	14,994

GENERAL MERCHANDISE STORES - 1.66%
2,701		Costco Wholesale Corp	125,110
940		JC Penney Co, Inc	18,866
800		Macy’s, Inc	7,120
4,138		Target Corp	142,306
2,029		TJX Cos, Inc	52,024

		TOTAL GENERAL MERCHANDISE STORES	345,426

HEALTH SERVICES - 0.63%
55	*	Amsurg Corp	872

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

112	*	Corvel Corp	$2,265
201	*	Edwards Lifesciences Corp	12,187
791	*	Five Star Quality Care, Inc	823
161	*	Healthways, Inc	1,412
669	*	Laboratory Corp of America Holdings	39,129
421		LCA-Vision, Inc	1,225
105	*	LHC Group, Inc	2,339
337	*	LifePoint Hospitals, Inc	7,030
1,668	*	Nektar Therapeutics	8,991
162	*	Nighthawk Radiology Holdings, Inc	437
110	*	Pediatrix Medical Group, Inc	3,242
334	*	Psychiatric Solutions, Inc	5,254
964		Quest Diagnostics, Inc	45,770

		TOTAL HEALTH SERVICES	130,976

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
301	*	LB Foster Co (Class A)	7,474
159	*	Matrix Service Co	1,307

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	8,781

HOLDING AND OTHER INVESTMENT OFFICES - 1.36%
442		Alesco Financial, Inc	212
2,284		Annaly Mortgage Management, Inc	31,679
800		Anworth Mortgage Asset Corp	4,904
1,347		Ashford Hospitality Trust, Inc	2,074
200		AvalonBay Communities, Inc	9,412
389		Boston Properties, Inc	13,627
441		Capstead Mortgage Corp	4,736
1,139		Duke Realty Corp	6,265
1,938		Equity Residential	35,562
55		First Industrial Realty Trust, Inc	135
796		General Growth Properties, Inc	565
300		HCP, Inc	5,355
203		Health Care REIT, Inc	6,210
140		Hospitality Properties Trust	1,680
1,940		Host Marriott Corp	7,605
700		HRPT Properties Trust	2,233
800		iStar Financial, Inc	2,248
1,200		Kimco Realty Corp	9,144
300		Liberty Property Trust	5,682
255		MFA Mortgage Investments, Inc	1,499
78		Mid-America Apartment Communities, Inc	2,405
1,865		NorthStar Realty Finance Corp	4,327
33		Potlatch Corp	765
1,000		Prologis	6,500
627		Public Storage, Inc	34,642
213		RAIT Investment Trust	260
78		Regency Centers Corp	2,072
1,097		Simon Property Group, Inc	38,000
176		UDR, Inc	1,515
2,062		Virgin Media, Inc	9,898
644		Vornado Realty Trust	21,407

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300		WABCO Holdings, Inc	$3,693
733		Weingarten Realty Investors	6,978

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	283,289

HOTELS AND OTHER LODGING PLACES - 0.25%
600		Choice Hotels International, Inc	15,492
500	*	Gaylord Entertainment Co	4,165
1,201	*	Great Wolf Resorts, Inc	2,798
1,200	*	Lodgian, Inc	2,520
200		Marcus Corp	1,700
1,240		Marriott International, Inc (Class A)	20,286
448		Starwood Hotels & Resorts Worldwide, Inc	5,690

		TOTAL HOTELS AND OTHER LODGING PLACES	52,651

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.95%
400	*	AGCO Corp	7,840
88	*	Allis-Chalmers Energy, Inc	170
5,723		Applied Materials, Inc	61,522
90	*	Astec Industries, Inc	2,361
699	*	Axcelis Technologies, Inc	266
400		Black & Decker Corp	12,624
200		Briggs & Stratton Corp	3,300
1,961	*	Brocade Communications Systems, Inc	6,765
2,070		Caterpillar, Inc	57,877
1,082	*	Cray, Inc	3,787
1,279		Cummins, Inc	32,551
2,666		Deere & Co	87,631
8,135	*	Dell, Inc	77,120
66		Donaldson Co, Inc	1,771
100	*	Dril-Quip, Inc	3,070
138	*	Emulex Corp	694
241	*	Entegris, Inc	207
82	*	Flotek Industries, Inc	129
600	*	FMC Technologies, Inc	18,822
421		Graco, Inc	7,186
8,747		Hewlett-Packard Co	280,430
772	*	Immersion Corp	2,262
607		Ingersoll-Rand Co Ltd (Class A)	8,377
4,467		International Business Machines Corp	432,809
124	*	Intevac, Inc	646
129		John Bean Technologies Corp	1,349
364	*	Lam Research Corp	8,288
300	*	Lexmark International, Inc (Class A)	5,061
55		Lufkin Industries, Inc	2,083
516		Manitowoc Co, Inc	1,687
292		Modine Manufacturing Co	730
400		Nordson Corp	11,372
89	*	Oil States International, Inc	1,194
300		Pall Corp	6,129
1,149		Palm, Inc	9,904
1,333		Pitney Bowes, Inc	31,126
2,748	*	Quantum Corp	1,841

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

71	*	Rackable Systems, Inc	$288
2,812		Seagate Technology, Inc	16,900
508	*	Semitool, Inc	1,412
210	*	Sigma Designs, Inc	2,612
406	*	STEC, Inc	2,992
132	*	Tecumseh Products Co (Class A)	597
716		Tennant Co	6,709
214	*	Terex Corp	1,980
170	*	Ultratech, Inc	2,123
400	*	Varian Medical Systems, Inc	12,176

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,238,770

INSTRUMENTS AND RELATED PRODUCTS - 5.50%
100	*	Affymetrix, Inc	327
1,539	*	Agilent Technologies, Inc	23,654
1,318		Allergan, Inc	62,948
403		Bard (C.R.), Inc	32,127
3,287		Baxter International, Inc	168,359
370		Beckman Coulter, Inc	18,874
1,704		Becton Dickinson & Co	114,577
200	*	Bruker BioSciences Corp	1,232
191	*	Cardiac Science Corp	575
365	*	Cepheid, Inc	2,519
1,213		Danaher Corp	65,769
636		Dentsply International, Inc	17,077
4,749		Emerson Electric Co	135,726
396	*	Flir Systems, Inc	8,110
104	*	Formfactor, Inc	1,874
601		Garmin Ltd	12,747
470		Hillenbrand, Inc	7,525
788	*	Hologic, Inc	10,315
182	*	Illumina, Inc	6,778
139	*	Intuitive Surgical, Inc	13,255
564	*	ION Geophysical Corp	880
361	*	Ixia	1,866
598	*	LTX-Credence Corp	167
5,420		Medtronic, Inc	159,726
236	*	Millipore Corp	13,549
71	*	MKS Instruments, Inc	1,042
200		Movado Group, Inc	1,508
212	*	Natus Medical, Inc	1,804
278		Rockwell Automation, Inc	6,072
178		Roper Industries, Inc	7,556
1,442	*	St. Jude Medical, Inc	52,388
268		STERIS Corp	6,239
1,646		Stryker Corp	56,030
70		Techne Corp	3,830
1,505	*	Thermo Electron Corp	53,683
260	*	Trimble Navigation Ltd	3,973
636	*	Vivus, Inc	2,748
300	*	Waters Corp	11,085
4,409		Xerox Corp	20,061

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,013	*	Zimmer Holdings, Inc	$36,975

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,145,550

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
1,480		AON Corp	60,414
1,121	*	Crawford & Co (Class B)	7,533
1,987		Hartford Financial Services Group, Inc	15,598

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	83,545

INSURANCE CARRIERS - 4.16%
2,471		Aetna, Inc	60,119
3,406		Aflac, Inc	65,940
5	*	Alleghany Corp	1,381
700		Ambac Financial Group, Inc	546
37		American Physicians Capital, Inc	1,514
120	*	Arch Capital Group Ltd	6,463
853		Aspen Insurance Holdings Ltd	19,158
613		Assurant, Inc	13,351
69	*	Catalyst Health Solutions, Inc	1,368
263	*	Centene Corp	4,739
3,068		Chubb Corp	129,838
2,165		Cincinnati Financial Corp	49,514
332		Endurance Specialty Holdings Ltd	8,280
202		Erie Indemnity Co (Class A)	6,904
1,970		Genworth Financial, Inc (Class A)	3,743
150		Hanover Insurance Group, Inc	4,323
737	*	Humana, Inc	19,221
835		Leucadia National Corp	12,433
2,014		Lincoln National Corp	13,474
30	*	Markel Corp	8,516
700	*	MBIA, Inc	3,206
360		MGIC Investment Corp	511
177	*	Molina Healthcare, Inc	3,367
765		Montpelier Re Holdings Ltd	9,914
70		Odyssey Re Holdings Corp	2,655
468		Phoenix Cos, Inc	548
347		Platinum Underwriters Holdings Ltd	9,841
200		PMI Group, Inc	124
1,800		Principal Financial Group	14,724
4,377		Progressive Corp	58,827
300		Protective Life Corp	1,575
220		Radian Group, Inc	400
36		Stancorp Financial Group, Inc	820
3,873		Travelers Cos, Inc	157,399
161		Unitrin, Inc	2,251
1,457		UnumProvident Corp	18,213
700		W.R. Berkley Corp	15,785
3,413	*	WellPoint, Inc	129,592
1,041		XL Capital Ltd (Class A)	5,684

		TOTAL INSURANCE CARRIERS	866,261

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.11%
1,184	*	Coach, Inc	$19,773
115		Weyco Group, Inc	2,981

		TOTAL LEATHER AND LEATHER PRODUCTS	22,754

LEGAL SERVICES - 0.02%
95	*	FTI Consulting, Inc	4,701

		TOTAL LEGAL SERVICES	4,701

LUMBER AND WOOD PRODUCTS - 0.00%**
400	*	Champion Enterprises, Inc	192

		TOTAL LUMBER AND WOOD PRODUCTS	192

METAL MINING - 0.24%
821	*	Allied Nevada Gold Corp	4,803
974		Royal Gold, Inc	45,544

		TOTAL METAL MINING	50,347

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
318		Armstrong World Industries, Inc	3,501
200		Callaway Golf Co	1,436
3,063		Mattel, Inc	35,317

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	40,254

MISCELLANEOUS RETAIL - 1.93%
965	*	Amazon.com, Inc	70,870
4,766		CVS Corp	131,016
41	*	Dollar Tree, Inc	1,827
188	*	GSI Commerce, Inc	2,463
790	*	Hibbett Sports, Inc	15,184
248	*	HSN, Inc	1,275
700	*	Office Depot, Inc	917
200		Petsmart, Inc	4,192
88	*	Priceline.com, Inc	6,933
2,618		Staples, Inc	47,412
300		Tiffany & Co	6,468
4,351		Walgreen Co	112,951

		TOTAL MISCELLANEOUS RETAIL	401,508

MOTION PICTURES - 0.66%
97	*	Avid Technology, Inc	887
559	*	Discovery Communications, Inc (Class A)	8,955
306	*	DreamWorks Animation SKG, Inc (Class A)	6,622
200		Regal Entertainment Group (Class A)	2,682
5,995		Time Warner, Inc	115,696
361	*	tw telecom inc (Class A)	3,159

		TOTAL MOTION PICTURES	138,001

NONDEPOSITORY INSTITUTIONS - 0.70%
5,740		American Express Co	78,235
756	*	AmeriCredit Corp	4,430
1,809		Capital One Financial Corp	22,142

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

500		CapitalSource, Inc	$610
2,202		CIT Group, Inc	6,276
2,202		Discover Financial Services	13,895
279		Federal Agricultural Mortgage Corp (Class C)	748
1,477	*	Guaranty Financial Group, Inc	1,551
1,662		Medallion Financial Corp	12,315
1,040	*	NewStar Financial, Inc	2,413
106	*	thinkorswim Group, Inc	916
105	*	World Acceptance Corp	1,796

		TOTAL NONDEPOSITORY INSTITUTIONS	145,327

NONMETALLIC MINERALS, EXCEPT FUELS - 0.24%
900		AMCOL International Corp	13,356
68		Compass Minerals International, Inc	3,833
723		Vulcan Materials Co	32,022

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	49,211

OIL AND GAS EXTRACTION - 5.39%
2,062		Apache Corp	132,153
378		Atlas America, Inc	3,308
122	*	ATP Oil & Gas Corp	626
400		Berry Petroleum Co (Class A)	4,384
200	*	Bronco Drilling Co, Inc	1,052
700		Cabot Oil & Gas Corp	16,499
1,029	*	Callon Petroleum Co	1,122
800	*	Cameron International Corp	17,544
400	*	Cheniere Energy, Inc	1,704
2,896		Chesapeake Energy Corp	49,406
615		Cimarex Energy Co	11,304
225	*	Complete Production Services, Inc	693
325	*	Contango Oil & Gas Co	12,740
112	*	Dawson Geophysical Co	1,512
300	*	Delta Petroleum Corp	360
2,575	*	Denbury Resources, Inc	38,265
2,458		Devon Energy Corp	109,847
400	*	Edge Petroleum Corp	78
300	*	Encore Acquisition Co	6,981
1,081		ENSCO International, Inc	28,538
1,638		EOG Resources, Inc	89,697
2,040		Equitable Resources, Inc	63,913
124	*	EXCO Resources, Inc	1,240
49	*	Exterran Holdings, Inc	785
249	*	Geokinetics, Inc	814
591	*	Geomet, Inc	343
900	*	Global Industries Ltd	3,456
92	*	GMX Resources, Inc	598
369	*	Goodrich Petroleum Corp	7,144
530	*	Helix Energy Solutions Group, Inc	2,724
1,008		Helmerich & Payne, Inc	22,952
683	*	McMoRan Exploration Co	3,210
2,560	*	Meridian Resource Corp	538
880	*	Nabors Industries Ltd	8,791

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,056	*	National Oilwell Varco, Inc	$59,028
677	*	Newfield Exploration Co	15,368
1,798		Noble Energy, Inc	96,876
78	*	Oceaneering International, Inc	2,876
753	*	Parker Drilling Co	1,386
1,754	*	PetroHawk Energy Corp	33,729
200	*	Petroleum Development Corp	2,362
415	*	Petroquest Energy, Inc	996
697	*	Pioneer Drilling Co	2,286
1,009		Pioneer Natural Resources Co	16,618
1,122	*	Plains Exploration & Production Co	19,332
1,100	*	Pride International, Inc	19,778
800	*	Quicksilver Resources, Inc	4,432
597		Range Resources Corp	24,573
1,050		Smith International, Inc	22,554
867	*	Southwestern Energy Co	25,741
500		St. Mary Land & Exploration Co	6,615
188	*	Stone Energy Corp	626
2,287	*	Sulphco, Inc	2,447
107	*	Superior Energy Services	1,379
400	*	Swift Energy Co	2,920
426		Toreador Resources Corp	1,069
424	*	TXCO Resources, Inc	175
300	*	Unit Corp	6,276
374	*	Venoco, Inc	1,227
500		W&T Offshore, Inc	3,075
300	*	Whiting Petroleum Corp	7,755
3,140		XTO Energy, Inc	96,147

		TOTAL OIL AND GAS EXTRACTION	1,121,967

PAPER AND ALLIED PRODUCTS - 0.91%
551		Bemis Co	11,554
150	*	Buckeye Technologies, Inc	320
1,245	*	Domtar Corporation	1,183
1,597		International Paper Co	11,243
2,545		Kimberly-Clark Corp	117,350
1,866		MeadWestvaco Corp	22,373
413		Packaging Corp of America	5,377
114		Rock-Tenn Co (Class A)	3,084
700		Sonoco Products Co	14,686
500		Temple-Inland, Inc	2,685

		TOTAL PAPER AND ALLIED PRODUCTS	189,855

PERSONAL SERVICES - 0.02%
232		Regis Corp	3,352
34		Unifirst Corp	947
40		Weight Watchers International, Inc	742

		TOTAL PERSONAL SERVICES	5,041

PETROLEUM AND COAL PRODUCTS - 1.21%
375		Alon USA Energy, Inc	5,138
100		Ashland, Inc	1,033

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,580		Hess Corp	$85,635
1,562		Murphy Oil Corp	69,931
1,000		Sunoco, Inc	26,480
3,095		Valero Energy Corp	55,401
779		Western Refining, Inc	9,301

		TOTAL PETROLEUM AND COAL PRODUCTS	252,919

PIPELINES, EXCEPT NATURAL GAS - 0.36%
5,335		Spectra Energy Corp	75,437

		TOTAL PIPELINES, EXCEPT NATURAL GAS	75,437

PRIMARY METAL INDUSTRIES - 1.15%
2,074		Alcoa, Inc	15,223
190		Allegheny Technologies, Inc	4,167
489	*	Century Aluminum Co	1,032
5,868		Corning, Inc	77,867
350		Gibraltar Industries, Inc	1,652
300		Hubbell, Inc (Class B)	8,088
1,966		Nucor Corp	75,042
241		Olympic Steel, Inc	3,656
1,276		Steel Dynamics, Inc	11,242
500		Tredegar Corp	8,165
868		United States Steel Corp	18,341
1,705		Worthington Industries, Inc	14,851

		TOTAL PRIMARY METAL INDUSTRIES	239,326

PRINTING AND PUBLISHING - 0.44%
412		Dun & Bradstreet Corp	31,724
233		EW Scripps Co (Class A)	315
185		Harte-Hanks, Inc	990
83		John Wiley & Sons, Inc (Class A)	2,472
2,109		Journal Communications, Inc (Class A)	1,582
200		Meredith Corp	3,328
1,322		New York Times Co (Class A)	5,975
600		R.R. Donnelley & Sons Co	4,398
863		Standard Register Co	3,953
104		Washington Post Co (Class B)	37,137

		TOTAL PRINTING AND PUBLISHING	91,874

RAILROAD TRANSPORTATION - 0.81%
2,543		CSX Corp	65,737
500	*	Kansas City Southern Industries, Inc	6,355
2,856		Norfolk Southern Corp	96,390

		TOTAL RAILROAD TRANSPORTATION	168,482

REAL ESTATE - 0.02%
480	*	CB Richard Ellis Group, Inc (Class A)	1,934
166	*	Forestar Real Estate Group, Inc	1,270
100		Stewart Enterprises, Inc (Class A)	324

		TOTAL REAL ESTATE	3,528

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.64%
2,663		Nike, Inc (Class B)	$124,868
340		Sealed Air Corp	4,692
179		Tupperware Corp	3,041

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	132,601

SECURITY AND COMMODITY BROKERS - 2.82%
692		Ameriprise Financial, Inc	14,179
211		BlackRock, Inc	27,438
683		Broadridge Financial Solutions, Inc	12,711
4,057		Charles Schwab Corp	62,884
195		CME Group, Inc	48,046
388	*	Duff & Phelps Corp	6,111
200		Eaton Vance Corp	4,570
363		Evercore Partners, Inc (Class A)	5,608
300		Federated Investors, Inc (Class B)	6,678
1,433		Franklin Resources, Inc	77,197
1,708		Goldman Sachs Group, Inc	181,083
205	*	IntercontinentalExchange, Inc	15,266
2,274		Invesco Ltd	31,518
2,034	*	Ladenburg Thalmann Financial Services, Inc	1,078
406		Lazard Ltd (Class A)	11,936
556		Legg Mason, Inc	8,840
542	*	Nasdaq Stock Market, Inc	10,612
1,006		NYSE Euronext	18,007
600		SEI Investments Co	7,326
1,200		T Rowe Price Group, Inc	34,632
259		US Global Investors, Inc (Class A)	1,261

		TOTAL SECURITY AND COMMODITY BROKERS	586,981

SOCIAL SERVICES - 0.01%
688	*	Capital Senior Living Corp	1,679

		TOTAL SOCIAL SERVICES	1,679

SPECIAL TRADE CONTRACTORS - 0.07%
75		Chemed Corp	2,918
80	*	Layne Christensen Co	1,286
518	*	Quanta Services, Inc	11,110

		TOTAL SPECIAL TRADE CONTRACTORS	15,314

STONE, CLAY, AND GLASS PRODUCTS - 0.94%
3,409		3M Co	169,495
100		Apogee Enterprises, Inc	1,098
51	*	Cabot Microelectronics Corp	1,226
150		CARBO Ceramics, Inc	4,266
165		Eagle Materials, Inc	4,001
400		Gentex Corp	3,984
58		Martin Marietta Materials, Inc	4,599
241	*	Owens Corning, Inc	2,179
290	*	Owens-Illinois, Inc	4,188

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	195,036

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TEXTILE MILL PRODUCTS - 0.02%
100	*	Mohawk Industries, Inc	$2,987
200		Oxford Industries, Inc	1,234

		TOTAL TEXTILE MILL PRODUCTS	4,221

TRANSPORTATION BY AIR - 0.75%
101	*	Air Methods Corp	1,708
2,987	*	Airtran Holdings, Inc	13,591
700	*	Continental Airlines, Inc (Class B)	6,167
2,034	*	Delta Air Lines, Inc	11,451
581	*	ExpressJet Holdings, Inc	627
1,692		FedEx Corp	75,278
3,057	*	JetBlue Airways Corp	11,158
267		Skywest, Inc	3,321
4,240		Southwest Airlines Co	26,839
1,422		UAL Corp	6,371

		TOTAL TRANSPORTATION BY AIR	156,511

TRANSPORTATION EQUIPMENT - 0.75%
200		American Axle & Manufacturing Holdings, Inc	264
400		ArvinMeritor, Inc	316
1,670	*	BE Aerospace, Inc	14,479
64	*	Fuel Systems Solutions, Inc	863
1,508		Genuine Parts Co	45,030
1,360		Harley-Davidson, Inc	18,210
660		Harsco Corp	14,632
791	*	Hayes Lemmerz International, Inc	146
1,405		Paccar, Inc	36,193
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	13,489
339		Superior Industries International, Inc	4,017
800	*	Tenneco, Inc	1,304
300		Westinghouse Air Brake Technologies Corp	7,914

		TOTAL TRANSPORTATION EQUIPMENT	156,857

TRANSPORTATION SERVICES - 0.06%
150		CH Robinson Worldwide, Inc	6,842
139		Expeditors International Washington, Inc	3,932
248	*	Interval Leisure Group, Inc	1,314
404	*	Orbitz Worldwide, Inc	521

		TOTAL TRANSPORTATION SERVICES	12,609

TRUCKING AND WAREHOUSING - 0.85%
3,603		United Parcel Service, Inc (Class B)	177,340

		TOTAL TRUCKING AND WAREHOUSING	177,340

WATER TRANSPORTATION - 0.08%
116		Alexander & Baldwin, Inc	2,207
400	*	Gulfmark Offshore, Inc	9,544
300	*	Hornbeck Offshore Services, Inc	4,572

		TOTAL WATER TRANSPORTATION	16,323

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.54%
932		Agilysys, Inc	$4,008
800		Barnes Group, Inc	8,552
400		BorgWarner, Inc	8,120
400		Castle (A.M.) & Co	3,568
465	*	Chindex International, Inc	2,311
104	*	MWI Veterinary Supply, Inc	2,962
26		Owens & Minor, Inc	861
522	*	Patterson Cos, Inc	9,845
900		Reliance Steel & Aluminum Co	23,697
142	*	Tyler Technologies, Inc	2,077
626		W.W. Grainger, Inc	43,933
109	*	WESCO International, Inc	1,975

		TOTAL WHOLESALE TRADE-DURABLE GOODS	111,909

WHOLESALE TRADE-NONDURABLE GOODS - 0.66%
45		Airgas, Inc	1,521
623	*	Akorn, Inc	536
440		Allscripts Healthcare Solutions, Inc	4,528
9	*	Clearwater Paper Corp	72
500	*	Endo Pharmaceuticals Holdings, Inc	8,840
105	*	Henry Schein, Inc	4,201
586		Herbalife Ltd	8,778
98		Nash Finch Co	2,753
128		Spartan Stores, Inc	1,972
4,538		Sysco Corp	103,467

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	136,668

		TOTAL COMMON STOCKS (Cost $31,943,050)	20,562,032

		TOTAL PORTFOLIO - 98.71% (Cost $31,943,050)	20,562,032
		OTHER ASSETS AND LIABILITIES, NET - 1.29%	269,347

		NET ASSETS - 100.00%	$20,831,379

*	Non-income producing.

**	Percentage represents less than 0.01%.

The following abbreviation is used in portfolio descriptions:

REIT - Real Estate Investment Trust

At March 31, 2009, the net unrealized depreciation on investment was $11,381,018, consisting of gross unrealized appreciation of $1,740,907 and gross unrealized depreciation of $13,121,925.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.45%
FORESTRY - 1.89%
18,000		Rayonier, Inc	$543,960

		TOTAL FORESTRY	543,960

HOLDING AND OTHER INVESTMENT OFFICES - 96.83%
7,800		Acadia Realty Trust	82,758
500		Alexander’s, Inc	85,190
11,300		Alexandria Real Estate Equities, Inc	411,320
21,000		AMB Property Corp	302,400
17,500		American Campus Communities, Inc	303,800
16,000		Apartment Investment & Management Co (Class A)	87,680
4,000		Associated Estates Realty Corp	22,720
22,800		AvalonBay Communities, Inc	1,072,968
13,500		BioMed Realty Trust, Inc	91,395
34,500		Boston Properties, Inc	1,208,535
13,000		Brandywine Realty Trust	37,050
11,800		BRE Properties, Inc (Class A)	231,634
10,500		Camden Property Trust	226,590
10,000		Cedar Shopping Centers, Inc	17,400
15,000		Corporate Office Properties Trust	372,450
11,000		Cousins Properties, Inc	70,840
60,000		DCT Industrial Trust, Inc	190,200
33,600		Developers Diversified Realty Corp	71,568
26,000		DiamondRock Hospitality Co	104,260
14,000		Digital Realty Trust, Inc	464,520
25,000		Douglas Emmett, Inc	184,750
24,000		Duke Realty Corp	132,000
15,000		EastGroup Properties, Inc	421,050
8,000		Entertainment Properties Trust	126,080
5,800		Equity Lifestyle Properties, Inc	220,980
70,400		Equity Residential	1,291,840
10,100		Essex Property Trust, Inc	579,134
16,000		Extra Space Storage, Inc	88,160
19,900		Federal Realty Investment Trust	915,400
11,500		Franklin Street Properties Corp	141,450
1,825		Glimcher Realty Trust	2,555
18,730		Gramercy Capital Corp	18,168
20,000	*,f,m	GSC Capital Corp	0
65,000		HCP, Inc	1,160,250
28,500		Health Care REIT, Inc	871,815
15,000		Healthcare Realty Trust, Inc	224,850
13,600		Highwoods Properties, Inc	291,312
7,400		Home Properties, Inc	226,810
30,000		Hospitality Properties Trust	360,000
156,000		Host Marriott Corp	611,520

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

22,000		HRPT Properties Trust	$70,180
3,900		Inland Real Estate Corp	27,651
7,727		Investors Real Estate Trust	76,188
8,000		Kilroy Realty Corp	137,520
53,000		Kimco Realty Corp	403,860
19,500		Liberty Property Trust	369,330
20,000		Macerich Co	125,200
17,500		Mack-Cali Realty Corp	346,675
8,582	*	Maguire Properties, Inc	6,179
7,300		Mid-America Apartment Communities, Inc	225,059
62,509		Mission West Properties, Inc	400,058
16,500		National Retail Properties, Inc	261,360
26,000		Nationwide Health Properties, Inc	576,940
15,500		Omega Healthcare Investors, Inc	218,240
38,500		Plum Creek Timber Co, Inc	1,119,195
16,300		Post Properties, Inc	165,282
8,400		Potlatch Corp	194,796
87,000		Prologis	565,500
34,600		Public Storage, Inc	1,911,650
24,000		Realty Income Corp	451,680
15,500		Regency Centers Corp	411,835
1,200		Saul Centers, Inc	27,564
30,500		Senior Housing Properties Trust	427,610
63,100		Simon Property Group, Inc	2,185,784
27,000		SL Green Realty Corp	291,600
2,600		Sovran Self Storage, Inc	52,208
8,500		Tanger Factory Outlet Centers, Inc	262,310
17,500		Taubman Centers, Inc	298,200
47,000		UDR, Inc	404,670
13,500		U-Store-It Trust	27,270
37,300		Ventas, Inc	843,353
41,700		Vornado Realty Trust	1,386,108
8,500		Washington Real Estate Investment Trust	147,050
13,700		Weingarten Realty Investors	130,424

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	27,871,931

HOTELS AND OTHER LODGING PLACES - 0.11%
2,400		Starwood Hotels & Resorts Worldwide, Inc	30,480

		TOTAL HOTELS AND OTHER LODGING PLACES	30,480

NONDEPOSITORY INSTITUTIONS - 0.00%**
28,800	*,f,m	People’s Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

REAL ESTATE - 0.62%
12,542		Brookfield Properties Co	71,991
15,000		Forest City Enterprises, Inc (Class A)	54,000
43,900		Thomas Properties Group, Inc	51,802

		TOTAL REAL ESTATE	177,793

		TOTAL COMMON STOCKS (Cost $56,734,310)	28,624,164

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

	TOTAL PORTFOLIO - 99.45%	$28,624,164
	(Cost $56,734,310)
	OTHER ASSETS AND LIABILITIES, NET - 0.55%	157,340

	NET ASSETS - 100.00%	$28,781,504

*	Non-income producing

**	Percentage represents less than 0.01%

f	Restricted security

m	Indicates a security that has been deemed illiquid.

The following abbreviations are used in portfolio descriptions:

REIT Real Estate Investment Trust

At March 31, 2009, the net unrealized depreciation on investment was $28,110,146, consisting of gross unrealized appreciation of $134,051 and gross unrealized depreciation of $28,244,197.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE
BONDS - 89.66%
CORPORATE BONDS - 28.09%
AMUSEMENT AND RECREATION SERVICES - 0.22%
$100,000	Walt Disney Co	5.700%	07/15/11	A2	$107,069
100,000	Walt Disney Co	4.500	12/15/13	A2	102,205

	TOTAL AMUSEMENT AND RECREATION SERVICES				209,274

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.03%
25,000	Home Depot, Inc	5.250	12/16/13	Baa1	24,359

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				24,359

BUSINESS SERVICES - 0.17%
63,000	Lamar Media Corp	6.630	08/15/15	B2	45,360
50,000	Oracle Corp	4.950	04/15/13	A2	52,839
90,000	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	63,000

	TOTAL BUSINESS SERVICES				161,199

CHEMICALS AND ALLIED PRODUCTS - 1.47%
50,000	Abbott Laboratories	5.600	05/15/11	A1	53,612
50,000	Abbott Laboratories	5.130	04/01/19	A1	50,286
100,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	99,296
50,000	Amgen, Inc	5.850	06/01/17	A3	51,200
100,000	Avon Products, Inc	5.630	03/01/14	A2	100,954
25,000	Bristol-Myers Squibb Co	6.130	05/01/38	A2	24,948
100,000	Eli Lilly & Co	3.550	03/06/12	A1	102,167
25,000	Eli Lilly & Co	5.950	11/15/37	A1	25,048
75,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	76,928
35,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	35,345
50,000	Johnson & Johnson	5.850	07/15/38	Aaa	52,154
110,000	Novartis Capital Corp	4.130	02/10/14	Aa2	112,409
75,000	Novartis Securities Investment Ltd	5.130	02/10/19	Aa2	76,149
100,000	Pfizer, Inc	4.450	03/15/12	Aa2	102,715
100,000	Pfizer, Inc	6.200	03/15/19	Aa2	106,572
50,000	Praxair, Inc	5.250	11/15/14	A2	52,981
175,000	Procter & Gamble Co	4.600	01/15/14	Aa3	185,205
50,000	Procter & Gamble Co	4.700	02/15/19	Aa3	50,434
65,000	Procter & Gamble Co	5.550	03/05/37	Aa3	66,206

	TOTAL CHEMICALS AND ALLIED PRODUCTS				1,424,609

COMMUNICATIONS - 2.75%
60,000	America Movil SAB de C.V.	6.130	11/15/37	A3	46,200
50,000	AT&T, Inc	6.700	11/15/13	A2	53,403
100,000	AT&T, Inc	6.150	09/15/34	A2	87,612
50,000	AT&T, Inc	6.500	09/01/37	A2	45,121
75,000	AT&T, Inc	6.550	02/15/39	A2	68,024
100,000	BellSouth Corp	6.880	10/15/31	A2	95,120
100,000	Comcast Corp	6.500	11/15/35	Baa2	88,327
100,000	Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	106,831
100,000	New Cingular Wireless Services, Inc	8.750	03/01/31	A2	109,666
100,000	Rogers Communications, Inc	6.800	08/15/18	Baa3	99,948
100,000	Sprint Capital Corp	8.750	03/15/32	Ba2	67,000
75,000	Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	64,757
25,000	Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	22,660
100,000	Telefonica Emisiones SAU	6.220	07/03/17	Baa1	102,482
100,000	Time Warner Cable, Inc	5.400	07/02/12	Baa2	96,595
100,000	Time Warner Cable, Inc	5.850	05/01/17	Baa2	89,650

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$ 50,000		Time Warner Cable, Inc	6.750%	07/01/18	Baa2	$46,935
150,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	159,273
75,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	77,072
100,000		Verizon Communications, Inc	4.350	02/15/13	A3	99,196
40,000		Verizon Communications, Inc	8.750	11/01/18	A3	45,767
150,000		Verizon Communications, Inc	6.350	04/01/19	A3	148,190
50,000		Verizon Communications, Inc	6.400	02/15/38	A3	45,328
75,000		Verizon Communications, Inc	8.950	03/01/39	A3	86,190
100,000		Verizon Communications, Inc	7.350	04/01/39	A3	97,406
125,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	125,104
175,000	g	Verizon Wireless Capital LLC	8.500	11/15/18	A2	199,905
200,000		Viacom, Inc	5.750	04/30/11	Baa3	194,831
100,000		Vodafone Group plc	6.250	11/30/32	Baa1	95,597

		TOTAL COMMUNICATIONS				2,664,190

DEPOSITORY INSTITUTIONS - 8.66%
1,000,000	p	Bank of America Corp	2.100	04/30/12	Aaa	1,002,032
1,000,000	p	Bank of America Corp	2.380	06/22/12	Aaa	1,010,418
75,000		Bank of America Corp	5.750	12/01/17	A2	62,984
200,000		Bank of America NA	5.300	03/15/17	A1	146,965
100,000		Bank One Corp	5.250	01/30/13	A1	92,411
100,000		Citigroup, Inc	5.100	09/29/11	A3	90,938
1,000,000	p	Citigroup, Inc	2.130	04/30/12	Aaa	1,003,367
225,000		Citigroup, Inc	5.130	05/05/14	A3	191,739
75,000		Citigroup, Inc	6.880	03/05/38	A3	65,387
150,000		Credit Suisse	5.000	05/15/13	Aa1	144,942
900,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	471,237
100,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	98,086
1,000,000	p	JPMorgan Chase & Co	3.130	12/01/11	Aaa	1,036,078
25,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	25,252
150,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	147,077
500,000	p	KeyBank NA	3.200	06/15/12	Aaa	519,063
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	241,986
250,000	p	New York Community Bank	3.000	12/16/11	Aaa	256,070
500,000	p	Regions Bank	3.250	12/09/11	Aaa	520,347
500,000	p	Sovereign Bank	2.750	01/17/12	Aaa	509,794
350,000	p	State Street Corp	2.150	04/30/12	Aaa	351,440
150,000		Union Bank of California NA	5.950	05/11/16	A1	107,522
25,000		Wachovia Bank NA	4.800	11/01/14	Aa3	20,780
100,000		Wachovia Bank NA	5.850	02/01/37	Aa3	72,565
25,000		Wachovia Corp	5.500	05/01/13	A1	23,051
100,000	p	Wells Fargo & Co	2.130	06/15/12	Aaa	100,431
100,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	85,348

		TOTAL DEPOSITORY INSTITUTIONS				8,397,310

ELECTRIC, GAS, AND SANITARY SERVICES - 2.17%
80,000		Alabama Power Co	5.800	11/15/13	A2	85,914
125,000		American Water Capital Corp	6.090	10/15/17	Baa2	116,677
75,000		Atmos Energy Corp	8.500	03/15/19	Baa3	76,576
200,000		Carolina Power & Light Co	5.300	01/15/19	A2	202,482
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	52,144
25,000		Connecticut Light & Power Co	5.500	02/01/19	A3	25,597
100,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	113,210
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	106,533
100,000		Duke Energy Corp	6.300	02/01/14	Baa2	102,373
100,000		Florida Power & Light Co	4.850	02/01/13	Aa3	103,602
50,000		Florida Power & Light Co	5.960	04/01/39	Aa3	50,631
50,000		Georgia Power Co	6.000	11/01/13	A2	54,191
50,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	48,825
100,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	106,895

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$100,000	Nevada Power Co	6.650%	04/01/36	Baa3	$83,537
50,000	NiSource Finance Corp	10.750	03/15/16	Baa3	50,617
75,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	88,394
60,000	Pacific Gas & Electric Co	6.250	03/01/39	A3	59,435
50,000	Pacificorp	6.000	01/15/39	A3	49,379
50,000	PG&E Corp	5.750	04/01/14	Baa1	50,370
103,000	Progress Energy, Inc	7.100	03/01/11	Baa2	106,779
50,000	Progress Energy, Inc	7.050	03/15/19	Baa2	50,941
75,000	Public Service Electric & Gas Co	6.330	11/01/13	A3	80,688
100,000	Texas Eastern Transmission LP	7.300	12/01/10	A3	103,627
25,000	Veolia Environnement	5.250	06/03/13	A3	24,970
100,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	100,962

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				2,095,349

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.35%
100,000	Cisco Systems, Inc	4.950	02/15/19	A1	98,387
250,000	Koninklijke Philips Electronics NV	6.880	03/11/38	A3	242,518

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				340,905

ENGINEERING AND MANAGEMENT SERVICES - 0.10%
100,000	Quest Diagnostics, Inc	6.400	07/01/17	Baa3	95,434

	TOTAL ENGINEERING AND MANAGEMENT SERVICES				95,434

FOOD AND KINDRED PRODUCTS - 0.62%
35,000	Bottling Group LLC	4.630	11/15/12	Aa2	36,152
75,000	Bottling Group LLC	6.950	03/15/14	Aa2	85,277
100,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	79,880
50,000	Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	50,401
62,000	ConAgra Foods, Inc	6.750	09/15/11	Baa2	65,565
98,000	ConAgra Foods, Inc	5.820	06/15/17	Baa2	94,764
50,000	General Mills, Inc	5.250	08/15/13	Baa1	51,649
50,000	General Mills, Inc	5.650	02/15/19	Baa1	50,903
25,000	Kraft Foods, Inc	6.500	08/11/17	Baa2	25,743
25,000	Kraft Foods, Inc	6.130	02/01/18	Baa2	25,056
25,000	PepsiCo, Inc	7.900	11/01/18	Aa2	30,716

	TOTAL FOOD AND KINDRED PRODUCTS				596,106

FOOD STORES - 0.16%
50,000	Delhaize Group	5.880	02/01/14	Baa3	49,985
50,000	Delhaize Group	6.500	06/15/17	Baa3	48,333
50,000	Safeway, Inc	6.250	03/15/14	Baa2	52,466

	TOTAL FOOD STORES				150,784

FOREIGN GOVERNMENT BONDS - 0.32%
100,000	Development Bank of Japan	4.250	06/09/15	Aaa	101,704
100,000	Eksportfinans A/S	5.000	02/14/12	Aa1	104,000
100,000	European Investment Bank	4.880	02/15/36	Aaa	98,594

	TOTAL FOREIGN GOVERNMENT BONDS				304,298

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE
GENERAL MERCHANDISE STORES - 0.30%
$175,000		Wal-Mart Stores, Inc	3.000%	02/03/14	Aa2	$174,376
50,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	44,937
75,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	75,808

		TOTAL GENERAL MERCHANDISE STORES				295,121

HOLDING AND OTHER INVESTMENT OFFICES - 0.09%
15,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	14,356
50,000		Boston Properties LP	6.250	01/15/13	Baa2	41,970
25,000		ERP Operating LP	5.750	06/15/17	Baa1	19,787
25,000		ProLogis	5.630	11/15/16	Baa2	12,495

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				88,608

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.97%
50,000		Black & Decker Corp	8.950	04/15/14	Baa3	49,404
500,000		Caterpillar Financial Services Co	6.130	02/17/14	A2	485,561
75,000		Hewlett-Packard Co	4.250	02/24/12	A2	77,046
100,000		Hewlett-Packard Co	4.750	06/02/14	A2	101,093
25,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	25,000
175,000		International Business Machines Corp	6.500	10/15/13	A1	193,584

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				931,688

INSTRUMENTS AND RELATED PRODUCTS - 0.19%
100,000		Medtronic, Inc	4.750	09/15/15	A1	99,569
100,000		Xerox Corp	7.630	06/15/13	Baa2	89,237

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				188,806

INSURANCE CARRIERS - 0.34%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	48,914
100,000		Chubb Corp	6.000	05/11/37	A2	90,368
50,000		Metlife, Inc	5.000	06/15/15	A2	41,139
100,000	g	Prudential Funding LLC	6.750	09/15/23	A3	53,762
100,000		Travelers Property Casualty Corp	6.380	03/15/33	A2	93,227

		TOTAL INSURANCE CARRIERS				327,410

METAL MINING - 0.14%
50,000		Barrick Gold Financeco LLC	6.130	09/15/13	Baa1	51,430
50,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	44,836
50,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	43,758

		TOTAL METAL MINING				140,024

MISCELLANEOUS RETAIL - 0.05%
25,000		Staples, Inc	9.750	01/15/14	Baa2	26,171
25,000		Walgreen Co	5.250	01/15/19	A2	25,074

		TOTAL MISCELLANEOUS RETAIL				51,245

MOTION PICTURES - 0.09%
100,000		Historic TW, Inc	6.630	05/15/29	Baa2	84,422

		TOTAL MOTION PICTURES				84,422

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

NONDEPOSITORY INSTITUTIONS - 2.99%
$100,000	g	BAE Systems Holdings, Inc	6.400%	12/15/11	Baa2	$106,001
25,000		General Electric Capital Corp	5.880	02/15/12	Aa2	24,817
500,000	p	General Electric Capital Corp	2.250	03/12/12	Aaa	503,475
200,000	p	General Electric Capital Corp	2.200	06/08/12	Aaa	201,291
100,000		General Electric Capital Corp	5.450	01/15/13	Aa2	96,301
375,000		General Electric Capital Corp	5.500	06/04/14	Aa2	355,374
100,000		HSBC Finance Corp	5.250	01/14/11	A3	85,725
200,000		HSBC Finance Corp	6.380	11/27/12	A3	161,490
100,000		International Lease Finance Corp	5.630	09/20/13	Baa2	55,946
50,000		International Lease Finance Corp	6.630	11/15/13	Baa2	27,695
300,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	314,228
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	106,340
100,000		MBNA Corp	6.130	03/01/13	A2	86,549
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	57,885
250,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	241,398
100,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	91,170
343,750		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	356,578
25,000	g	WEA Finance LLC	7.130	04/15/18	A2	19,532

		TOTAL NONDEPOSITORY INSTITUTIONS				2,891,795

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
25,000		Vulcan Materials Co	6.300	06/15/13	Baa2	24,426

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				24,426

OIL AND GAS EXTRACTION - 1.50%
100,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	99,360
50,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	50,024
75,000		Baker Hughes, Inc	6.500	11/15/13	A2	82,232
100,000		Baker Hughes, Inc	6.880	01/15/29	A2	102,775
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,358
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	99,548
100,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	94,904
75,000		Devon Energy Corp	6.300	01/15/19	Baa1	73,176
25,000		EnCana Corp	6.630	08/15/37	Baa2	21,762
100,000		Halliburton Co	6.150	09/15/19	A2	101,613
50,000		Husky Energy, Inc	6.800	09/15/37	Baa2	38,203
75,000		Nexen, Inc	6.400	05/15/37	Baa3	53,195
50,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	41,750
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	17,500
60,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	62,172
50,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	48,750
111,116	g	Qatar Petroleum	5.580	05/30/11	Aa2	110,671
100,000		Weatherford International, Inc	5.950	06/15/12	Baa1	95,689
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	103,296
50,000		XTO Energy, Inc	4.630	06/15/13	Baa2	48,412
50,000		XTO Energy, Inc	5.750	12/15/13	Baa2	50,548

		TOTAL OIL AND GAS EXTRACTION				1,445,938

PAPER AND ALLIED PRODUCTS - 0.18%
90,000		Cenveo Corp	7.880	12/01/13	B3	46,800
25,000		International Paper Co	7.400	06/15/14	Baa3	20,624
100,000		Kimberly-Clark Corp	6.630	08/01/37	A2	108,888

		TOTAL PAPER AND ALLIED PRODUCTS				176,312

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

PETROLEUM AND COAL PRODUCTS - 0.88%
$100,000		BP Capital Markets plc	3.130%	03/10/12	Aa1	$100,412
325,000		BP Capital Markets plc	4.750	03/10/19	Aa1	319,745
75,000		Chevron Corp	3.450	03/03/12	Aa1	76,984
50,000		ConocoPhillips	4.750	02/01/14	A1	52,008
100,000		ConocoPhillips	6.500	02/01/39	A1	97,548
25,000		Hess Corp	7.000	02/15/14	Baa2	25,688
25,000		Hess Corp	8.130	02/15/19	Baa2	25,772
50,000		Marathon Oil Corp	6.500	02/15/14	Baa1	50,764
50,000		Marathon Oil Corp	7.500	02/15/19	Baa1	50,374
25,000		Valero Energy Corp	9.380	03/15/19	Baa2	25,809
50,000		Valero Energy Corp	6.630	06/15/37	Baa2	35,344

		TOTAL PETROLEUM AND COAL PRODUCTS				860,448

PIPELINES, EXCEPT NATURAL GAS - 0.13%
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	49,059
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	80,438

		TOTAL PIPELINES, EXCEPT NATURAL GAS				129,497

PRIMARY METAL INDUSTRIES - 0.19%
50,000		ArcelorMittal	5.380	06/01/13	Baa2	38,811
100,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	83,000
100,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	59,811

		TOTAL PRIMARY METAL INDUSTRIES				181,622

PRINTING AND PUBLISHING - 0.27%
100,000		News America, Inc	5.300	12/15/14	Baa1	93,998
25,000		News America, Inc	7.250	05/18/18	Baa1	23,292
25,000		Thomson Corp	5.950	07/15/13	Baa1	24,419
100,000		Thomson Corp	5.700	10/01/14	Baa1	99,174
25,000		Washington Post Co	7.250	02/01/19	A1	25,276

		TOTAL PRINTING AND PUBLISHING				266,159

RAILROAD TRANSPORTATION - 0.22%
50,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	49,689
100,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	87,610
75,000		Union Pacific Corp	5.130	02/15/14	Baa2	74,523

		TOTAL RAILROAD TRANSPORTATION				211,822

SECURITY AND COMMODITY BROKERS - 1.84%
100,000		Bear Stearns Cos, Inc	6.400	10/02/17	Aa3	97,325
25,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa3	25,818
100,000		Eaton Vance Corp	6.500	10/02/17	A3	85,791
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	41,634
50,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	48,246
150,000		Goldman Sachs Group, Inc	5.450	11/01/12	A1	144,374
100,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	93,380
100,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	91,266
75,000		Goldman Sachs Group, Inc	5.950	01/18/18	A1	68,088
375,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	374,179
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	16,909
100,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	10
50,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	42,903
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	245,927
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	117,314

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$ 100,000		Morgan Stanley	5.750%	10/18/16	A2	$91,035
65,000		Morgan Stanley	6.630	04/01/18	A2	61,978
480,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa1	134,400

		TOTAL SECURITY AND COMMODITY BROKERS				1,780,577

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
125,000		3M Co	5.700	03/15/37	Aa1	127,114

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				127,114

TOBACCO PRODUCTS - 0.11%
100,000		Philip Morris International, Inc	6.880	03/17/14	A2	108,228

		TOTAL TOBACCO PRODUCTS				108,228

TRANSPORTATION BY AIR - 0.10%
100,000		FedEx Corp	3.500	04/01/09	Baa2	100,000

		TOTAL TRANSPORTATION BY AIR				100,000

TRANSPORTATION EQUIPMENT - 0.28%
100,000		Boeing Co	6.130	02/15/33	A2	96,412
75,000		Honeywell International, Inc	5.700	03/15/37	A2	72,756
50,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	50,528
50,000		United Technologies Corp	6.130	02/01/19	A2	53,826

		TOTAL TRANSPORTATION EQUIPMENT				273,522

WHOLESALE TRADE-NONDURABLE GOODS - 0.05%
50,000		McKesson Corp	6.500	02/15/14	Baa3	51,717

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				51,717

		TOTAL CORPORATE BONDS (Cost $28,743,064)				27,200,318

GOVERNMENT BONDS - 61.57%
AGENCY SECURITIES - 7.29%
600,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	613,511
550,000		FFCB	4.130	04/15/09	Aaa	550,782
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.130	10/18/16	Aaa	1,668,487
550,000		FHLMC	3.250	07/16/10	Aaa	565,129
1,000,000		FHLMC	3.750	03/27/19	Aaa	1,013,431
1,100,000		Federal National Mortgage Association (FNMA)	2.880	10/12/10	Aaa	1,130,468
100,000		FNMA	3.250	08/12/10	Aaa	102,859
400,000		FNMA	1.750	03/23/11	Aaa	402,574
1,000,000		FNMA	2.750	03/13/14	Aaa	1,011,937

		TOTAL AGENCY SECURITIES				7,059,178

FOREIGN GOVERNMENT BONDS - 5.07%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	258,540
100,000		China Development Bank	5.000	10/15/15	A1	103,385
100,000		China Government International Bond	4.750	10/29/13	A1	103,322
100,000		Export-Import Bank of Korea	8.130	01/21/14	A2	103,363
250,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	255,499
175,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	174,563
100,000		Federative Republic of Brazil	8.000	01/15/18	WR	109,100
760,000		Israel Government International Bond	5.130	03/26/19	A1	765,320
40,000		Mexico Government International Bond	6.050	01/11/40	Baa1	34,200
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	1,027,222
190,000		Province of Ontario	3.130	09/08/10	Aa1	192,170
1,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	1,005,276

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$ 110,000		Province of Quebec Canada	4.630%	05/14/18	Aa2	$109,341
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	597,177
21,000		Republic of Peru	7.130	03/30/19	Ba1	21,284
52,000		United Mexican States	5.880	02/17/14	Baa1	53,690

		TOTAL FOREIGN GOVERNMENT BONDS				4,913,452

MORTGAGE BACKED - 34.92%
232,937	i	Federal Home Loan Mortgage Corp (FHLMC)	5.730	03/01/37		239,444
286,272	i	FHLMC	6.090	09/01/36		294,113
179,604	i	FHLMC	6.030	05/01/37		186,961
371,536	i	FHLMC	5.870	04/01/37		385,252
506,391	i	FHLMC	5.800	07/01/36		524,556
102,946	i	FHLMC	3.740	02/01/36		102,255
73,465	i	FHLMC	5.950	09/01/36		76,127
76,668	i	FHLMC	4.930	09/01/36		76,646
325,194		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/37		340,352
653,744		FGLMC	5.500	05/01/37		679,071
557,573		FGLMC	5.500	04/01/37		579,175
142,074		FGLMC	6.500	05/01/38		149,950
284,317		FGLMC	5.000	04/01/38		293,555
165,787		FGLMC	6.500	09/01/37		174,977
61,692		FGLMC	6.500	05/01/36		65,116
93,942		FGLMC	4.500	07/01/33		96,190
245,892		FGLMC	4.500	07/01/20		253,750
307,090		FGLMC	5.000	02/01/19		320,263
489,265		FGLMC	6.000	11/01/33		513,829
275,664		FGLMC	5.000	11/01/33		285,455
301,405		FGLMC	5.000	07/01/33		312,110
136,638		FGLMC	5.000	05/01/34		141,363
173,235		FGLMC	5.500	01/01/39		179,946
134,306		Federal National Mortgage Association (FNMA)	6.500	09/01/36		141,650
266,534	i	FNMA	5.980	07/01/36		275,695
371,780	i	FNMA	5.950	07/01/36		384,982
202,012		FNMA	6.000	10/01/36		211,364
125,341		FNMA	7.000	02/01/37		133,488
522,165		FNMA	5.500	02/01/37		542,603
121,809		FNMA	5.000	02/01/37		125,827
298,748		FNMA	6.000	06/01/36		314,618
100,738		FNMA	5.500	07/01/35		104,775
84,206		FNMA	7.500	06/01/35		90,476
433,050		FNMA	4.500	05/01/35		443,898
50,039		FNMA	7.500	07/01/35		53,765
143,384		FNMA	5.500	10/01/35		149,131
394,217		FNMA	5.500	09/01/35		410,879
146,090		FNMA	5.000	08/01/35		151,078
401,004		FNMA	5.500	03/01/37		416,614
32,639		FNMA	6.500	03/01/38		34,422
215,510		FNMA	6.500	03/01/38		227,282
12,871		FNMA	6.500	02/01/38		13,574
99,476		FNMA	6.500	03/01/38		104,909
471,783		FNMA	5.000	04/01/38		487,347
466,168		FNMA	5.000	04/01/38		481,547
350,125		FNMA	6.500	03/01/38		369,249
579,475		FNMA	5.500	02/01/38		602,033
52,179		FNMA	6.500	08/01/37		55,030

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$ 198,447	FNMA	7.000%	04/01/37		$211,345
356,951	FNMA	6.500	03/01/37		376,448
130,196	FNMA	7.000	11/01/37		138,658
1,712,474	FNMA	5.500	02/01/38		1,779,139
22,657	FNMA	6.500	01/01/38		23,895
205,569	FNMA	5.500	01/01/38		213,572
255,655	FNMA	4.500	06/01/23		263,531
335,214	FNMA	5.000	04/01/23		348,074
139,974	FNMA	4.500	03/01/23		144,286
282,109	FNMA	5.000	07/01/23		292,916
471,880	FNMA	5.500	07/01/24		492,582
202,625	FNMA	5.500	02/01/24		211,661
228,076	FNMA	5.000	07/01/23		236,813
212,760	FNMA	4.500	12/01/20		219,826
114,832	FNMA	5.500	04/01/18		120,198
1,624,960	FNMA	4.560	01/01/15		1,681,591
20,307	FNMA	5.000	06/01/13		20,844
90,169	FNMA	5.500	05/01/18		94,557
284,580	FNMA	5.500	07/01/20		298,073
119,415	FNMA	4.500	03/01/19		123,679
150,000	FNMA	4.000	02/25/19		154,916
17,570	FNMA	5.500	09/01/24		18,340
1,079,920	FNMA	5.000	03/01/34		1,117,971
602,163	FNMA	5.000	03/01/34		623,379
1,373,210	FNMA	5.500	11/01/33		1,431,249
155,529	FNMA	5.500	04/01/34		161,908
269,676	FNMA	5.500	04/01/35		280,737
63,736	FNMA	6.500	02/01/35		67,450
90,345	FNMA	5.000	08/01/34		93,455
274,563	FNMA	5.000	11/01/33		284,237
810,785	FNMA	5.500	07/01/33		845,053
206,511	FNMA	5.500	07/01/33		215,240
145,510	FNMA	5.500	01/01/33		151,706
467,945	FNMA	5.500	07/01/33		487,722
624,043	FNMA	6.000	10/01/33		655,178
390,411	FNMA	4.500	09/01/33		401,349
314,184	FNMA	4.500	08/01/33		322,054
174,522	FNMA	4.500	01/01/39		178,557
163,372	FNMA	6.000	01/01/39		170,825
163,823	FNMA	4.500	02/01/39		167,610
144,171	FNMA	5.500	02/01/39		149,783
2,962,687	FNMA	5.000	09/01/34		3,064,299
168,170	FNMA	5.000	02/01/36		173,912
141,358	FNMA	5.000	04/01/38		146,021
172,461	FNMA	5.500	01/01/39		179,175
159,995	FNMA	6.000	01/01/39		167,293
97,048	Government National Mortgage Association (GNMA)	6.000	08/15/38		101,531
405,654	GNMA	5.500	05/15/38		422,748
199,236	GNMA	6.230	09/15/43		203,411
84,496	GNMA	6.000	08/20/38		88,292
49,669	GNMA	5.000	03/15/34		51,697
336,133	GNMA	5.500	07/20/33		350,543
464,444	GNMA	5.000	01/15/38		482,538
285,151	GNMA	5.000	06/15/34		296,795

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$ 51,268		GNMA	5.500%	07/15/33		$53,589
160,322		GNMA	5.000	04/15/38		166,567

		TOTAL MORTGAGE BACKED				33,815,510

U.S. TREASURY SECURITIES - 14.29%
93,000		United States Treasury Bond	8.000	11/15/21		137,611
500,000		United States Treasury Bond	5.250	02/15/29		615,703
234,000		United States Treasury Bond	5.000	05/15/37		291,111
30,000		United States Treasury Bond	4.380	02/15/38		34,078
1,810,000		United States Treasury Note	1.380	03/15/12		1,822,585
1,049,000		United States Treasury Note	2.750	10/31/13		1,106,368
2,800,000		United States Treasury Note	1.880	02/28/14		2,830,632
3,105,000		United States Treasury Note	1.750	03/31/14		3,115,676
860,000		United States Treasury Note	2.630	02/29/16		881,970
1,100,000		United States Treasury Note	2.380	03/31/16		1,107,132
1,000,000		United States Treasury Note	3.750	11/15/18		1,090,080
441,000		United States Treasury Note	2.750	02/15/19		443,412
60,000		United States Treasury Note	4.500	05/15/38		70,050
30,000		United States Treasury Note	3.500	02/15/39		29,644
500,000	j	United States Treasury Strip Principal	0.000	08/15/27		250,569

		TOTAL U.S. TREASURY SECURITIES				13,826,621

		TOTAL GOVERNMENT BONDS (Cost $57,840,519)				59,614,761

		TOTAL BONDS (Cost $86,583,583)				86,815,079

STRUCTURED ASSETS - 6.89%
ASSET BACKED - 3.32%
390,242		AmeriCredit Automobile Receivables Trust Series - 2007 BF (Class A3A)	5.160	04/06/12	Aa3	383,602
592,769		Centex Home Equity Series - 2002 A (Class AF6)	5.540	01/25/32	Aaa	517,979
365,837	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series - 2004 2 (Class 1B)	5.700	02/25/35	Baa2	124,400
341,152		CIT Group Home Equity Loan Trust Series - 2002 2 (Class MF2)	6.390	12/25/30	A3	54,887
1,000,000	g	Flagstar Home Equity Loan Trust Series - 2007 1A (Class AF3)	5.780	01/25/35	B3	252,448
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3 Series - 2006 HLTV (Class A3)	5.590	10/25/29	Baa2	218,312
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4 Series - 2006 HLTV (Class A4)	5.810	10/25/29	Baa3	123,304
22,571	i	GSAA Trust Series - 2004 3 (Class AF3)	5.690	04/25/34	Aaa	22,462
392,053		HFC Home Equity Loan Asset Backed Certificates Series - 2007 1 (Class A1F)	5.910	03/20/36	Aaa	365,687
164,197	g	JPMorgan Auto Receivables Trust Series - 2007 A (Class A3)	5.190	02/15/11	Aaa	164,791
143,085	g	Marriott Vacation Club Owner Trust Series - 2006 1A (Class A)	5.740	04/20/28	Aaa	117,774
9,143	g,m	New York City Tax Lien Series - 2006 AA (Class A)	5.930	11/10/19	Aaa	9,115
250,000		Renaissance Home Equity Loan Trust Series - 2006 3 (Class AF3)	5.590	11/25/36	Baa3	159,993
250,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI5 (Class A2)	5.520	04/25/21	Aa1	200,596
100,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.060	02/25/36	Aa2	28,312

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$131,924	g	Sierra Receivables Funding Co Series - 2006 1A (Class A1)	5.840%	05/20/18	Baa3	$107,204
210,530	g	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.680	08/12/47	A3	194,784
168,363	g	Wachovia Auto Loan Owner Trust Series - 2006 2A (Class A3)	5.230	08/22/11	Aaa	168,985

		TOTAL ASSET BACKED				3,214,635

COMMERCIAL MORTGAGE BACKED SECURITIES- 2.65%
25,000	i	Banc of America Commercial Mortgage, Inc Series - 2004 3 (Class A5)	5.320	06/10/39	Aaa	20,761
200,000	i	Banc of America Commercial Mortgage, Inc Series - 2007 2 (Class A2)	5.630	04/10/49	Aaa	163,348
60,000	i	Bear Stearns Commercial Mortgage Securities Series - 2004 PWR4 (Class A3)	5.470	06/11/41	Aaa	49,744
75,000	m	Bear Stearns Commercial Mortgage Securities Series - 2006 PW14 (Class A4)	5.200	12/11/38	Aaa	56,288
75,000		Bear Stearns Commercial Mortgage Securities Series - 2006 T24 (Class A4)	5.540	10/12/41	Aaa	61,818
65,000	i	Bear Stearns Commercial Mortgage Securities Series - 2007 T28 (Class AJ)	5.990	09/11/42	Aaa	16,759
45,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4) Series - 2006 PW11 (Class A4)	5.460	03/11/39	Aaa	37,301
300,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series - 2006 CD3 (Class A5)	5.620	10/15/48	Aaa	221,204
10,702	g,i	Credit Suisse Mortgage Capital Certificates Series - 2006 TF2A (Class A1)	0.660	10/15/21	Aaa	8,567
250,000		Credit Suisse Mortgage Capital Certificates Series - 2006 C5 (Class A3)	5.310	12/15/39	Aaa	159,369
65,000		Credit Suisse Mortgage Capital Certificates Series - 2007 C1 (Class A3)	5.380	02/15/40	Aaa	39,233
95,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C1 (Class AJ)	5.460	02/15/40	A2	21,132
100,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C2 (Class A3)	5.540	01/15/49	Aaa	66,533
100,000	i	CS First Boston Mortgage Securities Corp Series - 2005 C5 (Class A4)	5.100	08/15/38	Aaa	76,840
47,129	i	GE Capital Commercial Mortgage Corp Series - 2005 C4 (Class AM)	5.330	11/10/45	Aaa	22,592
185,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG9 (Class A4)	5.440	03/10/39	Aaa	133,268
200,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A2)	5.600	12/10/49	Aaa	161,157
20,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A4)	5.740	12/10/49	Aaa	14,387
50,000		GS Mortgage Securities Corp II Series - 2006 GG8 (Class A4)	5.560	11/10/39	Aaa	37,543
88,328	g,i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 FL1A (Class A1)	0.930	07/15/19	Aaa	63,497
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2006 LDP7 (Class A2)	5.860	04/15/45	Aaa	44,486
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB19 (Class AM)	5.750	02/12/49	Aaa	27,681

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$ 50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2008 C2 (Class AM)	6.580%	02/12/51	Aaa	$12,000
65,000	i	LB-UBS Commercial Mortgage Trust Series - 2008 C1 (Class A2)	6.150	04/15/41	Aaa	48,146
67,723	g,i	Lehman Brothers Floating Rate Commercial Mortgage Trust Series - 2006 LLFA (Class A1)	0.640	09/15/21	Aaa	50,116
41,024	i	Merrill Lynch Mortgage Trust Series - 2005 CIP1 (Class AM)	5.110	07/12/38	Aaa	20,758
75,000	i	Merrill Lynch Mortgage Trust Series - 2006 C1 (Class A4)	5.660	05/12/39	Aaa	54,253
50,000	i	Merrill Lynch Mortgage Trust Series - 2008 C1 (Class AM)	6.270	02/12/51	Aaa	22,571
80,000	i	Merrill Lynch Mortgage Trust Series - 2008 C1 (Class AJ)	6.270	02/12/51	A1	19,039
35,000	g,i	Merrill Lynch Mortgage Trust Series - 2008 C1 (Class C)	6.270	02/12/51	A3	4,242
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2006 1 (Class A4)	5.420	02/12/39	Aaa	53,168
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2007 8 (Class AM)	5.960	08/12/49	Aaa	27,247
50,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2007 9 (Class AM)	5.860	09/12/49	Aaa	21,927
29,760		Morgan Stanley Capital I Series - 2004 T15 (Class A2)	4.690	06/13/41	Aaa	28,644
110,000	i	Morgan Stanley Capital I Series - 2004 T15 (Class A4)	5.270	06/13/41	Aaa	91,491
174,294		Morgan Stanley Capital I Series - 2005 HQ5 (Class A2)	4.810	01/14/42	Aaa	172,933
50,000	i	Morgan Stanley Capital I Series - 2006 IQ11 (Class AJ)	5.780	10/15/42	Aaa	12,213
85,000		Morgan Stanley Capital I Series - 2007 IQ13 (Class A4)	5.360	03/15/44	Aaa	56,289
102,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class A4)	5.730	07/12/44	Aaa	78,908
50,000		Morgan Stanley Dean Witter Capital I Series - 2002 IQ3 (Class A4)	5.080	09/15/37	Aaa	46,966
90,000	g,i	Wachovia Bank Commercial Mortgage Trust Series - 2006 WL7A (Class A2)	0.680	09/15/21	A1	37,875
100,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AM)	5.380	12/15/43	Aaa	43,837
200,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class A2)	5.420	04/15/47	Aaa	157,783

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				2,563,914

MORTGAGE BACKED SECURITIES - 0.92%
63,278		Banc of America Mortgage Securities, Inc Series - 2006 1 (Class A8)	6.000	05/25/36	Ba3	58,061
356,244		Bank of America Alternative Loan Trust Series - 2004 7 (Class 2A1)	6.000	08/25/34	Aaa	318,616
95,423		Countrywide Alternative Loan Trust Series - 2004 30CB (Class 1A15)	5.500	08/25/16	Aaa	87,745
75,000		Countrywide Alternative Loan Trust Series - 2004 29CB (Class A7)	5.380	01/25/35	NR	57,702
176,173		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 17 (Class 1A10)	5.250	09/25/35	NR	168,337
92,121		First Horizon Asset Securities, Inc Series - 2003 9 (Class 1A4)	5.500	11/25/33	NR	91,719
103,546	i	Wells Fargo Mortgage Backed Securities Trust Series - 2006 AR2 (Class 2A3)	5.080	03/25/36	NR	61,728

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE
$77,770	i	Wells Fargo Mortgage Backed Securities Trust Series - 2006 AR4 (Class 1A1)	5.860%	04/25/36	NR	$42,204

		TOTAL MORTGAGE BACKED SECURITIES				886,112

		TOTAL STRUCTURED ASSETS (Cost $9,595,665)				6,664,661

SHARES		COMPANY
PREFERRED STOCKS - 0.06%
DEPOSITORY INSTITUTIONS - 0.04%
3,900		Bank of America Corp	6.200%	12/30/49	B3	38,961

		TOTAL DEPOSITORY INSTITUTIONS				38,961

NONDEPOSITORY INSTITUTIONS - 0.02%
5,517	i	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	2,538
17,265	i	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	12,258

		TOTAL NONDEPOSITORY INSTITUTIONS				14,796

		TOTAL PREFERRED STOCKS (Cost $667,050)				53,757

		TOTAL PORTFOLIO - 96.61% (Cost $96,846,298)				93,533,497
		OTHER ASSETS AND LIABILITIES, NET - 3.39%				3,279,635

		NET ASSETS - 100.00%				$96,813,132

†	As provided by Moody’s Investors Services (unaudited).

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At March 31, 2009 the value of these securities amounted to $3,228,697 or 3.33% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

j	Zero coupon bond.

m	Indicates a security that has been deemed illiquid.

n	In default.

p	Security participants in the FDIC Temporary Liquidity Guarantee Program.

The	following abbreviations are used in portfolio descriptions:

LLC - Limited Liability Corporation

LP - Limited Partnership

NR - Not Rated by Moody’s

plc - Public Limited Company

WR - Withdrawn Rating

At March 31, 2009, the net unrealized depreciation on investment was $3,312,801, consisting of gross unrealized appreciation of $2,291,046 and gross unrealized depreciation of $5,603,847.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.88%
BANKER’S ACCEPTANCES - 3.39%
$1,319,000		Bank of America NA		06/22/09	$1,316,369
395,000		JPMorgan Chase Bank NA		04/30/09	394,841
1,112,000		JPMorgan Chase Bank NA		05/08/09	1,111,428
1,006,000		JPMorgan Chase Bank NA		05/28/09	1,005,124

		TOTAL BANKER’S ACCEPTANCES			3,827,762

CERTIFICATE OF DEPOSIT - 11.01%
1,005,000		Abbey National North America LLC	0.720%	05/15/09	1,005,025
1,095,000		Abbey National North America LLC	0.720	05/19/09	1,095,029
500,000		Banco Bilbao Vizcaya Argentaria S.A.	1.010	04/23/09	500,003
1,000,000		Bank of Nova Scotia	0.650	04/24/09	1,000,000
1,050,000		Bank of Nova Scotia	0.730	05/19/09	1,050,000
1,000,000		Calyon North America, Inc	1.050	05/05/09	1,000,019
1,000,000		Canadian Imperial Bank of Commerce	0.600	05/12/09	1,000,000
2,000,000		Royal Bank of Canada	0.600	06/10/09	2,000,078
780,000		Royal Bank of Canada	0.570	06/15/09	780,032
1,000,000		Toronto Dominion Bank	0.620	06/02/09	1,000,000
1,000,000		Toronto Dominion Bank	1.900	07/20/09	1,000,000
1,000,000		Toronto Dominion Bank	0.850	09/22/09	1,000,000

		TOTAL CERTIFICATE OF DEPOSIT			12,430,186

COMMERCIAL PAPER - 52.55%
1,000,000		Abbey National North America LLC		04/20/09	999,689
500,000		Abbey National North America LLC		05/26/09	499,515
1,000,000		American Honda Finance Corp		04/22/09	999,621
420,000		American Honda Finance Corp		06/03/09	419,559
530,000		Bank of Nova Scotia		06/18/09	529,334
1,200,000		Calyon North America, Inc		04/02/09	1,199,967
1,010,000		Coca-Cola Co		06/01/09	1,009,110
1,260,000		Coca-Cola Co		07/20/09	1,258,383
620,000		Danske Corp		04/01/09	620,000
1,000,000		Danske Corp		04/14/09	999,747
1,341,000		Danske Corp		05/28/09	1,339,577
1,000,000		Eli Lilly & Co		08/10/09	997,999
1,435,000	p	GECC-TLGP		07/13/09	1,432,126
2,000,000	p	GECC-TLGP		07/02/09	1,996,422
515,000		Govco LLC		04/14/09	514,926
1,210,000		Govco LLC		04/27/09	1,209,344
520,000		Govco LLC		06/17/09	518,777
1,000,000		ING US Funding LLC		04/20/09	999,641
1,250,000		Johnson & Johnson		04/28/09	1,248,622
500,000		Kitty Hawk Funding Corp		04/21/09	499,828
1,000,000		Lloyds TSB Bank plc		04/09/09	999,778
1,000,000		Lloyds TSB Bank plc		04/23/09	999,694
1,485,000		Nestle Capital Corp		04/17/09	1,484,868
1,046,000		Old Line Funding LLC		04/15/09	1,045,796
1,000,000		Old Line Funding LLC		05/18/09	999,217
760,000		Old Line Funding LLC		06/12/09	759,088
2,390,000		PACCAR Financial Corp		05/06/09	2,388,885
500,000		Park Avenue Receivables Corp		04/02/09	499,994
390,000		Park Avenue Receivables Corp		04/06/09	389,981
1,000,000		Park Avenue Receivables Corp		04/08/09	999,902
1,000,000		Park Avenue Receivables Corp		04/21/09	999,722
1,290,000		Private Export Funding Corp		06/18/09	1,288,463
400,000		Private Export Funding Corp		07/20/09	399,328
770,000		Private Export Funding Corp		08/03/09	768,143

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE		MATURITY DATE	VALUE
$ 500,000	Procter & Gamble International Funding S.C.A			04/03/09	$499,988
400,000	Procter & Gamble International Funding S.C.A			05/07/09	399,820
1,000,000	Procter & Gamble International Funding S.C.A			05/13/09	999,626
1,220,000	Procter & Gamble International Funding S.C.A			05/20/09	1,219,468
500,000	Rabobank USA Financial Co			04/06/09	499,965
1,080,000	Rabobank USA Financial Co			05/11/09	1,079,400
970,000	Rabobank USA Financial Corp			06/03/09	968,778
1,163,000	Ranger Funding Co LLC			04/03/09	1,162,964
1,083,000	Ranger Funding Co LLC			04/13/09	1,082,847
400,000	Ranger Funding Co LLC			04/16/09	399,925
1,375,000	Sheffield Receivables Corp			04/16/09	1,374,714
500,000	Sheffield Receivables Corp			07/08/09	499,020
2,500,000	Shell International Finance BV			06/24/09	2,498,075
1,260,000	Societe Generale North America, Inc			04/14/09	1,259,772
500,000	Societe Generale North America, Inc			04/30/09	499,638
1,000,000	Societe Generale North America, Inc			05/01/09	998,833
500,000	Svensk Exportkredit AB			04/01/09	500,000
965,000	Svensk Exportkredit AB			05/01/09	962,764
1,000,000	Svensk Exportkredit AB			07/07/09	996,093
600,000	Toronto Dominion Holdings USA, Inc			09/25/09	594,469
875,000	Toyota Motor Credit Corp			04/15/09	874,848
625,000	Toyota Motor Credit Corp			04/22/09	624,920
500,000	Toyota Motor Credit Corp			04/29/09	499,475
1,000,000	UBS Finance Delaware LLC			06/11/09	997,081
945,000	Unilever Capital Corp			04/29/09	944,486
990,000	United Parcel Service, Inc			04/02/09	989,987
1,500,000	Variable Funding Capital Corp			04/01/09	1,500,000
1,086,000	Yorktown Capital LLC			04/03/09	1,085,949

	TOTAL COMMERCIAL PAPER				59,327,951

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 5.75%
500,000	Federal Farm Credit Bank (FFCB)			11/17/09	497,540
1,700,000	Federal Home Loan Bank (FHLB)			06/05/09	1,698,804
765,000	FHLB	2.560	%,	08/04/09	769,616
757,000	FHLB			09/02/09	755,251
960,000	FHLB			09/18/09	957,597
430,000	FHLB			10/13/09	428,719
540,000	FHLB			11/19/09	537,010
720,000	Federal Home Loan Mortgage Corp (FHLMC)			05/28/09	719,623
130,000	FHLMC			06/25/09	129,853

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				6,494,013

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 21.76%
1,080,000	Federal Home Loan Bank (FHLB)			04/23/09	1,078,218
500,000	Federal Farm Credit Bank (FFCB)			10/07/09	498,244
655,000	Federal Home Loan Bank (FHLB)			04/29/09	654,822
1,000,000	FHLB			05/13/09	997,900
100,000	FHLB			09/30/09	99,646
500,000	FHLB			12/14/09	497,144
2,000,000	Federal Home Loan Mortgage Corp (FHLMC)			04/07/09	1,999,682
1,250,000	FHLMC			04/13/09	1,249,521
560,000	FHLMC			05/04/09	558,768
1,795,000	FHLMC			05/26/09	1,794,012
980,000	FHLMC			06/08/09	979,408
935,000	FHLMC			07/06/09	933,803
1,000,000	FHLMC			08/11/09	997,947
593,000	FHLMC			08/24/09	591,639
1,000,000	FHLMC			09/01/09	997,365
800,000	FHLMC			10/23/09	797,084
1,000,000	FHLMC			11/17/09	996,167
1,000,000	FHLMC			11/20/09	994,758

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$ 395,000		Federal National Mortgage Association (FNMA)		04/27/09	$394,658
1,548,000		FNMA		05/08/09	1,544,262
580,000		FNMA		05/29/09	579,715
1,020,000		FNMA		08/03/09	1,018,138
270,000		FNMA		08/12/09	269,431
370,000		FNMA		08/24/09	369,210
1,500,000		FNMA		09/01/09	1,496,494
300,000		FNMA		09/09/09	296,310
320,000		FNMA		10/30/09	318,662
500,000		FNMA		12/01/09	497,458
1,070,000		FNMA		12/21/09	1,065,606

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			24,566,072

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 4.53%
1,500,000	i	Federal Home Loan Bank (FHLB)	1.290%	09/10/09	1,500,000
1,000,000	i	FHLB	0.770	02/26/10	1,000,000
1,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	1.090	02/04/10	1,000,000
1,000,000	i	FHLMC	1.100	02/09/10	1,000,614
615,000	i	Federal National Mortgage Association (FNMA)	1.100	01/28/10	617,225

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			5,117,839

VARIABLE NOTES - 0.89%
1,000,000	i	PACCAR Financial Corp	1.200	04/27/09	999,986

		TOTAL VARIABLE NOTES			999,986

		TOTAL SHORT-TERM INVESTMENTS (Cost $112,763,809)			112,763,809

		TOTAL PORTFOLIO - 99.88% (Cost $112,763,809)			112,763,809
		OTHER ASSETS & LIABILITIES,NET - 0.12%			138,982

		NET ASSETS - 100.00%			$112,902,791

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

p	Security participates in the FDIC Temporary Liquidity Guarantee Program

The following abbreviations are used in portfolio descriptions:

LLC - Limited Liability Corporation

plc - Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (“the Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds.

At the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund. As of March 31, 2009, TIAA had investments in the Funds as follows:

Fund	Investments in Funds Held By TIAA-CREF Life		Investments in Funds Held By TIAA		Percentage of Net Assets
Growth Equity	$23,417,585	100.0%	$—	—%	100.0%
Growth & Income	39,157,457	82.7	8,214,570	17.3	100.0
International Equity	43,641,271	75.4	14,239,919	24.6	100.0
Large-Cap Value	22,064,390	61.6	13,774,578	38.4	100.0
Small-Cap Equity	15,935,117	55.0	13,046,948	45.0	100.0
Stock Index	104,172,900	100.0	—	—	100.0
Social Choice Equity	13,700,434	65.8	7,130,945	34.2	100.0
Real Estate Securities	15,117,571	52.5	13,663,933	47.5	100.0
Bond	38,166,515	39.4	58,646,617	60.6	100.0
Money Market	112,902,791	100.0	—	—	100.0

The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Fixed-income securities purchased by the Funds with remaining maturities of 60 days or less generally are valued at amortized cost. For the Money Market Fund, all of its investments are valued using amortized cost, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time are valued at fair value in accordance with procedures approved by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Accounting for investments: Securities transactions are accounted for as of the trade date.

Dollar rolls transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the period ended March 31, 2009.

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. Securities loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio, and records a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital account for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the TIAA-CREF Funds. Various inputs are used in determining the value of the TIAA-CREF Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical Securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the TIAA-CREF Funds’ investments as of March 31, 2009:

	Investments in Securities	Other Financial Instruments*
Growth Equity
Level 1	$23,315,959	—
Level 2	—	—
Level 3	—	—

Total	$23,315,959	—

Growth & Income
Level 1	$46,441,531	—
Level 2	763,165	—
Level 3	—	—

Total	$47,204,696	—

International Equity
Level 1	$1,898,568	—
Level 2	55,087,640	—
Level 3	—	—

Total	$56,986,208	—

Large-Cap Value
Level 1	$34,990,443	—
Level 2	522,758	—
Level 3	—	—

Total	$35,513,201	—

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued

	Investments in Securities	Other Financial Instruments*
Small-Cap Equity
Level 1	$28,992,699	—
Level 2	—	—
Level 3	—	—

Total	$28,992,699	—

Stock Index
Level 1	$102,673,887	5,089
Level 2	127	—
Level 3	6	—

Total	$102,674,020	5,089

Social Choice Equity
Level 1	$20,562,032	—
Level 2	—	—
Level 3	—	—

Total	$20,562,032	—

Real Estate Securities
Level 1	$28,624,164	—
Level 2	—	—
Level 3	—	—

Total	$28,624,164	—

Bond
Level 1	$53,757	—
Level 2	93,479,740	—
Level 3	—	—

Total	$93,533,497	—

Money Market
Level 1	—	—
Level 2	$112,763,809	—
Level 3	—	—

Total	$112,763,809	—

*	Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued

Guarantee Program: On October 7, 2008, the Board of Trustees of the TIAA-CREF Life Funds approved the participation of the TIAA-CREF Life Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). To the extent Program funds are available, the Program will guarantee Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008 if the Fund “breaks the buck” (meaning its NAV falls below $0.995 and is not immediately restored), liquidates its holdings and such liquidation proceeds are less than $1.00 per share.

The program would only protect the lesser of (i) Fund shares held by a shareholder of record on September 19, 2008, or (ii) the number of Fund shares held by the shareholder of record when the Fund breaks the buck. Shares acquired by investors after September 19, 2008, are not eligible for protection under the program. The Funds will continue to participate in the Program until its expiration on September 18, 2009.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 22, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 22, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: May 22, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer